UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of November 30, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 10.9%
	Academic Loan Funding Trust,
1,186	Series 2012-1A, Class A1, VAR, 1.021%, 12/27/22 (e)	1,181
1,720	Series 2013-1A, Class A, VAR, 0.996%, 12/26/44 (e)	1,705
	Ally Auto Receivables Trust,
995	Series 2013-2, Class A3, 0.790%, 01/15/18	994
300	Series 2013-2, Class A4, 1.240%, 11/15/18	300
1,981	Series 2014-SN2, Class A3, 1.030%, 09/20/17	1,978
	American Credit Acceptance Receivables Trust,
39	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	39
67	Series 2014-2, Class A, 0.990%, 10/10/17 (e)	67
1,182	Series 2014-2, Class B, 2.260%, 03/10/20 (e)	1,183
374	Series 2014-4, Class A, 1.330%, 07/10/18 (e)	373
1,027	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	1,024
2,314	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	2,309
1,225	Series 2015-2, Class C, 4.320%, 05/12/21 (e)	1,203
4,206	American Homes 4 Rent, Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	4,162
	American Homes 4 Rent Trust,
1,000	Series 2014-SFR1, Class C, VAR, 2.000%, 06/17/31 (e)	969
2,947	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	3,009
2,000	Series 2014-SFR2, Class D, 5.149%, 10/17/36 (e)	1,998
850	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	866
2,952	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	2,988
500	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	498
1,025	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	1,057
1,275	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	1,243
	AmeriCredit Automobile Receivables Trust,
402	Series 2013-5, Class A3, 0.900%, 09/10/18	401
725	Series 2015-2, Class A2A, 0.830%, 09/10/18	724
3,675	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	3,611
503	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	502
1,903	AXIS Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	1,899
	B2R Mortgage Trust,
1,809	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	1,781
3,034	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	3,036
1,400	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	1,396
1,601	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	1,585
	BCC Funding Corp. X,
3,470	Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	3,478
550	Series 2015-1, Class D, 4.544%, 12/21/20 (e)	551
336	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.591%, 04/25/36	322
317	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	316
676	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	672
	Cabela’s Credit Card Master Note Trust,
700	Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	703
880	Series 2015-2, Class A1, 2.250%, 07/17/23	877
80	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	80
3,460	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.375%, 07/15/64 (e)	3,457
	CarFinance Capital Auto Trust,
25	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	25
313	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	313
375	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	375
1,173	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	1,161

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
3,207	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.221%, 10/15/21 (e)	3,207
	CarMax Auto Owner Trust,
495	Series 2013-4, Class A3, 0.800%, 07/16/18	494
440	Series 2013-4, Class A4, 1.280%, 05/15/19	438
5,091	Series 2015-2, Class A2A, 0.820%, 06/15/18	5,083
	Carnow Auto Receivables Trust,
750	Series 2014-1A, Class B, 1.890%, 11/15/18 (e)	749
3,400	Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	3,398
184	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	186
1,023	Chase Funding Trust, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,041
	Citi Held For Asset Issuance,
1,817	Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	1,817
1,459	Series 2015-PM1, Class B, 2.930%, 12/15/21 (e)	1,462
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,028
227	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.601%, 12/25/33	218
4,921	Colony American Homes, Series 2014-2A, Class A, VAR, 1.145%, 07/17/31 (e)	4,799
2,800	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	2,800
1,079	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 12/25/47 (d)	334
876	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	878
	CPS Auto Receivables Trust,
234	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	235
128	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	128
821	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	823
846	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	845
1,269	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	1,266
182	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	182
2,584	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	2,568
700	Series 2014-D, Class C, 4.350%, 11/16/20 (e)	699
1,625	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	1,616
223	Series 2015-A, Class C, 4.000%, 02/16/21 (e)	220
5,980	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	5,940
2,535	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	2,503
1,376	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	1,374
	CPS Auto Trust,
516	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	514
83	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	83
	Credit Acceptance Auto Loan Trust,
1,800	Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	1,795
3,022	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	3,012
579	Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	576
474	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.121%, 10/25/34	456
	Drive Auto Receivables Trust,
723	Series 2015-AA, Class A2, 1.010%, 11/15/17 (e)	723
1,471	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	1,462
2,449	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	2,447
2,882	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	2,837
884	Series 2015-CA, Class A2A, 1.030%, 02/15/18 (e)	883
1,059	Series 2015-CA, Class D, 4.200%, 09/15/21 (e)	1,055
1,320	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	1,321
	DT Auto Owner Trust,
1,087	Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	1,085
827	Series 2015-1A, Class A, 1.060%, 09/17/18 (e)	825

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,274	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	2,269
1,808	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	1,799
	Exeter Automobile Receivables Trust,
212	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	212
877	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	876
1,858	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	1,852
556	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	559
1,503	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	1,502
2,125	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	2,124
2,820	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	2,809
3,320	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	3,311
	Fifth Third Auto Trust,
129	Series 2013-1, Class A3, 0.880%, 10/16/17	129
504	Series 2014-3, Class A2A, 0.570%, 05/15/17	504
413	Series 2014-3, Class A3, 0.960%, 03/15/19	413
	First Investors Auto Owner Trust,
20	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	20
1,150	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	1,150
884	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	881
1,854	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	1,848
2,165	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	2,165
373	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	374
	FirstKey Lending Trust,
6,778	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	6,674
2,246	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	2,226
	Flagship Credit Auto Trust,
177	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	176
501	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	501
567	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	565
245	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	244
1,423	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	1,413
892	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	891
440	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	436
2,033	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	2,014
5,747	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	5,746
757	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	757
756	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	756
	Ford Credit Auto Owner Trust,
25	Series 2012-D, Class A3, 0.510%, 04/15/17	25
673	Series 2014-C, Class A2, 0.610%, 08/15/17	673
1,223	Series 2014-C, Class A3, 1.060%, 05/15/19	1,221
5,475	Series 2015-B, Class A2A, 0.720%, 03/15/18	5,472
669	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.577%, 01/15/18	669
194	Freedom Trust, Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	195
1	FRT Trust, Series 2013-1A, Class AR, SUB, 4.210%, 10/25/18 (e)	1
3,609	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	3,603
216	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	199
113	GE Equipment Midticket LLC, Series 2012-1, Class A4, 0.780%, 09/22/20	113
3,292	GLC II Trust, Series 2014-A, Class A, 4.000%, 12/18/20 (e)	3,284
1,803	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	1,780
	GLS Auto Receivables Trust,
5,242	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	5,219
1,431	Series 2015-1A, Class B, 4.430%, 12/15/20 (e)	1,418

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
953	GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	960
	GO Financial Auto Securitization Trust,
3,818	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	3,814
1,618	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	1,615
4,300	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	4,299
1,693	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	1,684
1,385	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class T1, 3.438%, 10/15/46 (e)	1,382
143	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.421%, 03/25/36	128
	Honda Auto Receivables Owner Trust,
959	Series 2013-4, Class A3, 0.690%, 09/18/17	959
930	Series 2014-2, Class A3, 0.770%, 03/19/18	929
676	Series 2015-1, Class A2, 0.700%, 06/15/17	676
837	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.407%, 11/20/36	834
	Hyundai Auto Receivables Trust,
744	Series 2015-A, Class A2, 0.680%, 10/16/17	744
883	Series 2015-B, Class A2A, 0.690%, 04/16/18	882
931	Series 2015-B, Class A3, 1.120%, 11/15/19	926
3,750	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.197%, 06/17/31 (e)	3,676
466	John Deere Owner Trust, Series 2012-B, Class A4, 0.690%, 01/15/19	466
	KGS-Alpha SBA COOF Trust,
13,850	Series 2012-2, IO, VAR, 0.817%, 08/25/38 (e)	398
9,709	Series 2013-2, Class A, IO, VAR, 0.000%, 03/25/39 (e)	519
4,144	Series 2015-2, Class A, IO, VAR, 2.244%, 07/25/41 (e)	587
310	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, VAR, 0.421%, 01/25/36	299
	LV Tower 52 Issuer LLC,
4,211	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	4,154
2,095	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	2,040
14	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M2, VAR, 2.471%, 03/25/32	14
	MarketPlace Loan Trust,
2,260	Series 2015-OD1, Class A, 3.250%, 06/17/17 (e)	2,253
500	Series 2015-OD1, Class B, 5.250%, 06/17/17 (e)	497
2,256	Series 2015-OD2, Class A, 3.250%, 08/17/17 (e)	2,252
713	Series 2015-OD2, Class B, 5.250%, 08/17/17 (e)	710
4,140	Series 2015-OD3, Class A, 3.875%, 09/17/17 (e)	4,127
962	Series 2015-OD3, Class B, 5.875%, 09/17/17 (e)	955
3,273	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	3,269
972	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	1,017
	Nationstar Agency Advance Funding Trust,
439	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	433
216	Series 2013-T2A, Class BT2, 2.487%, 02/18/48 (e)	215
1,739	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	1,737
226	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	226
530	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.545%, 12/07/20	530
809	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.182%, 11/25/33	832
4,050	Nissan Auto Lease Trust, Series 2015-A, Class A2A, 0.990%, 11/15/17	4,048
	Nissan Auto Receivables Owner Trust,
141	Series 2012-A, Class A4, 1.000%, 07/16/18	141
799	Series 2014-B, Class A3, 1.110%, 05/15/19	797
998	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	996
	NRPL Trust,
3,132	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	3,124

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,522	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	1,512
7,124	Series 2015-2A, Class A1, VAR, 3.750%, 10/25/57 (e)	7,081
	NRZ Advance Receivables Trust Advance Receivables Backed Notes,
3,500	Series 2015-T1, Class AT1, 2.315%, 08/15/46 (e)	3,498
1,000	Series 2015-T1, Class CT1, 3.100%, 08/15/46 (e)	999
1,500	Series 2015-T1, Class DT1, 3.600%, 08/15/46 (e)	1,496
2,411	Series 2015-T2, Class DT2, 4.679%, 08/17/48 (e)	2,412
850	Series 2015-T3, Class T3, 4.266%, 11/15/46 (e)	850
	NYMT Residential LLC,
214	Series 2012-RP1A, Class NOTE, VAR, 4.250%, 12/25/17 (e)	214
796	Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e)	797
	Oak Hill Advisors Residential Loan Trust,
1,558	Series 2015-NPL1, Class A2, SUB, 4.000%, 01/25/55 (e)	1,520
769	Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	748
	OaK Hill Advisors Residential Loan Trust,
3,648	Series 2014-NPL2, Class A1, SUB, 3.475%, 04/25/54 (e)	3,635
2,343	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	2,337
2,864	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	2,843
1,371	OAK Hill Advisors Residential Loan Trust, Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	1,355
	Ocwen Master Advance Receivables Trust,
492	Series 2015-1, Class AT1, 2.537%, 09/17/46 (e)	492
2,668	Series 2015-1, Class T1, 3.031%, 09/17/46 (e)	2,668
1,752	Series 2015-1, Class T1, 4.100%, 09/17/46 (e)	1,749
751	Series 2015-T2, Class T2, 4.258%, 11/15/46 (e)	751
2,934	Series 2015-T3, Class T3, 3.211%, 11/15/47 (e)	2,934
654	Series 2015-T3, Class T3, 3.704%, 11/15/47 (e)	654
487	Series 2015-T3, Class T3, 4.196%, 11/15/47 (e)	487
2,500	Series 2015-T3, Class T3, 4.687%, 11/15/47 (e)	2,500
2,952	OnDeck Asset Securitization Trust LLC, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	2,953
	OneMain Financial Issuance Trust,
2,744	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	2,740
402	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	401
3,672	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	3,670
1,491	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	1,484
4,603	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	4,608
550	Series 2015-1A, Class B, 3.850%, 03/18/26 (e)	551
9,374	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	9,335
1,911	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	1,879
310	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.159%, 10/25/34	309
356	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 04/15/16 (e)	355
	Pretium Mortgage Credit Partners I LLC,
1,853	Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	1,851
2,000	Series 2015-NPL2, Class A2, SUB, 4.250%, 07/27/30 (e)	1,968
2,353	Progreso Receivables Funding II LLC, Series 2014-A, Class A, 3.500%, 07/08/19 (e)	2,359
	Progreso Receivables Funding III LLC,
3,531	Series 2015-A, Class A, 3.625%, 02/08/20 (e)	3,533
906	Series 2015-A, Class B, 5.500%, 02/08/20 (e)	907
	Progreso Receivables Funding LLC,
1,603	Series 2015-B, Class A, 3.000%, 07/28/20 (e)	1,601
726	Series 2015-B, Class B, 5.000%, 07/28/20 (e)	726
	Progress Residential Trust,
3,974	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	3,905
2,012	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	1,957

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,566	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	2,464
1,230	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	1,166
5,256	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	5,221
295	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	294
1,200	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	1,194
	Purchasing Power Funding LLC,
4,000	Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	4,000
1,300	Series 2015-A, Class B, 6.000%, 12/15/19 (e)	1,300
1,185	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.521%, 03/25/36	1,159
1,230	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e)	1,231
293	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	144
3,053	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	3,017
	Santander Drive Auto Receivables Trust,
2,035	Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	2,025
517	Series 2015-S2, Class R1, 1.840%, 11/18/19 (e)	514
2,072	Series 2015-S7, Class R1, 1.970%, 03/16/21 (e)	2,062
266	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	269
288	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.373%, 01/25/36	211
1,432	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	1,419
999	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	999
160	SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	160
	SpringCastle America Funding LLC,
6,214	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	6,228
1,500	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	1,512
	Springleaf Funding Trust,
2,224	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	2,221
3,000	Series 2013-BA, Class A, 3.920%, 01/16/23 (e)	3,001
2,000	Series 2013-BA, Class B, 4.820%, 01/16/23 (e)	2,000
6,533	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	6,527
525	Series 2014-AA, Class B, 3.450%, 12/15/22 (e)	526
3,841	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	3,831
1,087	Series 2015-AA, Class B, 3.620%, 11/15/24 (e)	1,081
441	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	437
2,885	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	2,867
4,251	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.147%, 10/15/21 (e)	4,251
957	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.447%, 05/17/32 (e)	939
	Truman Capital Mortgage Loan Trust,
839	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	837
146	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	146
1,003	Series 2014-NPL2, Class A2, SUB, 4.000%, 06/25/54 (e)	985
514	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	512
3,036	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	3,030
3,876	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	3,861
4,249	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	4,230
739	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	735
956	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	954
	VOLT XIX LLC,
2,262	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	2,265
400	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	400

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
		VOLT XXII LLC,
2,236		Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	2,216
666		Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	654
2,797		VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	2,776
7,992		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	7,881
		VOLT XXVI LLC,
1,709		Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	1,706
934		Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	921
4,896		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	4,882
3,100		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	3,087
2,603		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	2,591
2,669		VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	2,643
3,424		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	3,417
1,278		VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	1,276
		Westgate Resorts LLC,
202		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	202
587		Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	586
541		Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	537
		World Omni Auto Receivables Trust,
786		Series 2013-B, Class A3, 0.830%, 08/15/18	786
413		Series 2013-B, Class A4, 1.320%, 01/15/20	413

		Total Asset-Backed Securities (Cost $465,242)	462,451

Collateralized Mortgage Obligations — 17.8%
		Agency CMO — 13.4%
149		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	164
		Federal Home Loan Mortgage Corp. REMIC,
4		Series 22, Class C, 9.500%, 04/15/20	4
7		Series 23, Class F, 9.600%, 04/15/20	8
1		Series 47, Class F, 10.000%, 06/15/20	1
2		Series 99, Class Z, 9.500%, 01/15/21	3
–	(h)	Series 204, Class E, HB, IF, 1,849.267%, 05/15/23	—	(h)
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
4		Series 1065, Class J, 9.000%, 04/15/21	4
1		Series 1079, Class S, HB, IF, 33.330%, 05/15/21	1
3		Series 1084, Class F, VAR, 1.147%, 05/15/21	3
2		Series 1084, Class S, HB, IF, 44.339%, 05/15/21	3
7		Series 1116, Class I, 5.500%, 08/15/21	7
8		Series 1144, Class KB, 8.500%, 09/15/21	9
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,175.570%, 01/15/22	3
7		Series 1250, Class J, 7.000%, 05/15/22	8
13		Series 1343, Class LA, 8.000%, 08/15/22	15
16		Series 1343, Class LB, 7.500%, 08/15/22	19
28		Series 1370, Class JA, VAR, 1.347%, 09/15/22	29
27		Series 1455, Class WB, IF, 4.577%, 12/15/22	30
136		Series 1466, Class PZ, 7.500%, 02/15/23	151
2		Series 1470, Class F, VAR, 1.651%, 02/15/23	2
151		Series 1498, Class I, VAR, 1.347%, 04/15/23	155
223		Series 1502, Class PX, 7.000%, 04/15/23	244
25		Series 1505, Class Q, 7.000%, 05/15/23	28
61		Series 1518, Class G, IF, 8.788%, 05/15/23	72
19		Series 1541, Class M, HB, IF, 24.916%, 07/15/23	30
51		Series 1541, Class O, VAR, 1.410%, 07/15/23	52
6		Series 1570, Class F, VAR, 2.151%, 08/15/23	6
198		Series 1573, Class PZ, 7.000%, 09/15/23	220
117		Series 1591, Class PV, 6.250%, 10/15/23	129
27		Series 1602, Class SA, HB, IF, 22.110%, 10/15/23	43
522		Series 1608, Class L, 6.500%, 09/15/23	596
350		Series 1638, Class H, 6.500%, 12/15/23	399
244		Series 1642, Class PJ, 6.000%, 11/15/23	267

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
14	Series 1671, Class QC, IF, 10.000%, 02/15/24	21
12	Series 1686, Class SH, IF, 18.794%, 02/15/24	18
84	Series 1695, Class EB, 7.000%, 03/15/24	94
17	Series 1699, Class FC, VAR, 0.797%, 03/15/24	17
90	Series 1700, Class GA, PO, 02/15/24	86
228	Series 1706, Class K, 7.000%, 03/15/24	255
8	Series 1709, Class FA, VAR, 1.210%, 03/15/24	8
26	Series 1745, Class D, 7.500%, 08/15/24	30
503	Series 1760, Class ZD, VAR, 1.560%, 02/15/24	511
190	Series 1798, Class F, 5.000%, 05/15/23	205
3	Series 1807, Class G, 9.000%, 10/15/20	3
47	Series 1829, Class ZB, 6.500%, 03/15/26	51
47	Series 1863, Class Z, 6.500%, 07/15/26	54
39	Series 1865, Class D, PO, 02/15/24	34
41	Series 1890, Class H, 7.500%, 09/15/26	46
124	Series 1899, Class ZE, 8.000%, 09/15/26	142
7	Series 1935, Class FL, VAR, 0.897%, 02/15/27	7
88	Series 1963, Class Z, 7.500%, 01/15/27	101
13	Series 1970, Class PG, 7.250%, 07/15/27	14
161	Series 1981, Class Z, 6.000%, 05/15/27	178
62	Series 1987, Class PE, 7.500%, 09/15/27	68
144	Series 2019, Class Z, 6.500%, 12/15/27	160
40	Series 2033, Class SN, HB, IF, 28.507%, 03/15/24	23
109	Series 2038, Class PN, IO, 7.000%, 03/15/28	22
245	Series 2040, Class PE, 7.500%, 03/15/28	279
34	Series 2043, Class CJ, 6.500%, 04/15/28	39
169	Series 2054, Class PV, 7.500%, 05/15/28	193
329	Series 2075, Class PH, 6.500%, 08/15/28	366
370	Series 2075, Class PM, 6.250%, 08/15/28	413
94	Series 2086, Class GB, 6.000%, 09/15/28	106
153	Series 2089, Class PJ, IO, 7.000%, 10/15/28	18
445	Series 2095, Class PE, 6.000%, 11/15/28	505
141	Series 2125, Class JZ, 6.000%, 02/15/29	155
33	Series 2132, Class SB, HB, IF, 29.714%, 03/15/29	61
14	Series 2134, Class PI, IO, 6.500%, 03/15/19	1
185	Series 2136, Class PG, 6.000%, 03/15/29	211
54	Series 2141, Class IO, IO, 7.000%, 04/15/29	7
53	Series 2163, Class PC, IO, 7.500%, 06/15/29	7
537	Series 2169, Class TB, 7.000%, 06/15/29	612
279	Series 2172, Class QC, 7.000%, 07/15/29	314
249	Series 2176, Class OJ, 7.000%, 08/15/29	289
143	Series 2201, Class C, 8.000%, 11/15/29	164
138	Series 2209, Class TC, 8.000%, 01/15/30	166
230	Series 2210, Class Z, 8.000%, 01/15/30	265
46	Series 2224, Class CB, 8.000%, 03/15/30	55
127	Series 2230, Class Z, 8.000%, 04/15/30	147
101	Series 2234, Class PZ, 7.500%, 05/15/30	116
87	Series 2247, Class Z, 7.500%, 08/15/30	100
133	Series 2256, Class MC, 7.250%, 09/15/30	152
215	Series 2259, Class ZM, 7.000%, 10/15/30	246
6	Series 2261, Class ZY, 7.500%, 10/15/30	7
29	Series 2262, Class Z, 7.500%, 10/15/30	33
279	Series 2271, Class PC, 7.250%, 12/15/30	318
264	Series 2283, Class K, 6.500%, 12/15/23	291
125	Series 2296, Class PD, 7.000%, 03/15/31	145
37	Series 2306, Class K, PO, 05/15/24	35
86	Series 2306, Class SE, IF, IO, 8.540%, 05/15/24	10
154	Series 2313, Class LA, 6.500%, 05/15/31	176
224	Series 2325, Class PM, 7.000%, 06/15/31	262
48	Series 2344, Class QG, 6.000%, 08/15/16	48
1,272	Series 2344, Class ZD, 6.500%, 08/15/31	1,472
101	Series 2344, Class ZJ, 6.500%, 08/15/31	114
103	Series 2345, Class NE, 6.500%, 08/15/31	118
19	Series 2345, Class PQ, 6.500%, 08/15/16	20
109	Series 2351, Class PZ, 6.500%, 08/15/31	124
907	Series 2353, Class AZ, 6.000%, 09/15/31	1,027
23	Series 2353, Class TD, 6.000%, 09/15/16	24
15	Series 2355, Class BP, 6.000%, 09/15/16	16
12	Series 2359, Class PM, 6.000%, 09/15/16	12
405	Series 2359, Class ZB, 8.500%, 06/15/31	478
34	Series 2360, Class PG, 6.000%, 09/15/16	35
6	Series 2363, Class PF, 6.000%, 09/15/16	6
15	Series 2366, Class MD, 6.000%, 10/15/16	16
201	Series 2367, Class ME, 6.500%, 10/15/31	228
38	Series 2391, Class QR, 5.500%, 12/15/16	39
25	Series 2394, Class MC, 6.000%, 12/15/16	25
434	Series 2396, Class FM, VAR, 0.647%, 12/15/31	439

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
229	Series 2399, Class OH, 6.500%, 01/15/32	257
381	Series 2399, Class TH, 6.500%, 01/15/32	425
362	Series 2410, Class NG, 6.500%, 02/15/32	410
135	Series 2410, Class OE, 6.375%, 02/15/32	145
255	Series 2410, Class QS, IF, 18.988%, 02/15/32	407
135	Series 2410, Class QX, IF, IO, 8.453%, 02/15/32	43
282	Series 2412, Class SP, IF, 15.706%, 02/15/32	383
424	Series 2420, Class XK, 6.500%, 02/15/32	475
356	Series 2423, Class MC, 7.000%, 03/15/32	407
313	Series 2423, Class MT, 7.000%, 03/15/32	360
36	Series 2425, Class OB, 6.000%, 03/15/17	37
654	Series 2430, Class WF, 6.500%, 03/15/32	750
368	Series 2434, Class TC, 7.000%, 04/15/32	428
437	Series 2435, Class CJ, 6.500%, 04/15/32	507
299	Series 2436, Class MC, 7.000%, 04/15/32	334
246	Series 2444, Class ES, IF, IO, 7.753%, 03/15/32	68
166	Series 2450, Class GZ, 7.000%, 05/15/32	190
197	Series 2450, Class SW, IF, IO, 7.803%, 03/15/32	55
793	Series 2455, Class GK, 6.500%, 05/15/32	905
9	Series 2458, Class QE, 5.500%, 06/15/17	9
276	Series 2462, Class JG, 6.500%, 06/15/32	315
623	Series 2464, Class SI, IF, IO, 7.803%, 02/15/32	150
596	Series 2466, Class PH, 6.500%, 06/15/32	682
296	Series 2474, Class NR, 6.500%, 07/15/32	337
354	Series 2484, Class LZ, 6.500%, 07/15/32	406
461	Series 2500, Class MC, 6.000%, 09/15/32	523
15	Series 2503, Class BH, 5.500%, 09/15/17	16
84	Series 2508, Class AQ, 5.500%, 10/15/17	87
343	Series 2512, Class PG, 5.500%, 10/15/22	372
190	Series 2535, Class BK, 5.500%, 12/15/22	205
164	Series 2537, Class TE, 5.500%, 12/15/17	170
652	Series 2543, Class YX, 6.000%, 12/15/32	730
600	Series 2544, Class HC, 6.000%, 12/15/32	681
734	Series 2552, Class ME, 6.000%, 01/15/33	837
704	Series 2567, Class QD, 6.000%, 02/15/33	800
460	Series 2568, Class KG, 5.500%, 02/15/23	500
84	Series 2571, Class SK, HB, IF, 33.650%, 09/15/23	151
1,741	Series 2575, Class ME, 6.000%, 02/15/33	1,905
226	Series 2586, Class WI, IO, 6.500%, 03/15/33	45
368	Series 2587, Class WX, 5.000%, 03/15/18	379
481	Series 2596, Class QG, 6.000%, 03/15/33	525
132	Series 2611, Class UH, 4.500%, 05/15/18	136
243	Series 2617, Class GR, 4.500%, 05/15/18	250
188	Series 2626, Class NS, IF, IO, 6.353%, 06/15/23	11
271	Series 2631, Class LC, 4.500%, 06/15/18	280
133	Series 2636, Class Z, 4.500%, 06/15/18	137
186	Series 2637, Class SA, IF, IO, 5.903%, 06/15/18	10
24	Series 2638, Class DS, IF, 8.403%, 07/15/23	27
125	Series 2650, Class PO, PO, 12/15/32	124
667	Series 2650, Class SO, PO, 12/15/32	649
206	Series 2651, Class VZ, 4.500%, 07/15/18	213
949	Series 2675, Class CK, 4.000%, 09/15/18	976
775	Series 2684, Class PO, PO, 01/15/33	768
97	Series 2692, Class SC, IF, 12.893%, 07/15/33	112
292	Series 2695, Class DG, 4.000%, 10/15/18	301
6	Series 2696, Class CO, PO, 10/15/18	6
1,110	Series 2710, Class HB, 5.500%, 11/15/23	1,206
718	Series 2716, Class UN, 4.500%, 12/15/23	761
341	Series 2720, Class PC, 5.000%, 12/15/23	367
222	Series 2744, Class PE, 5.500%, 02/15/34	234
381	Series 2744, Class TU, 5.500%, 05/15/32	391
9	Series 2780, Class JG, 4.500%, 04/15/19	9
551	Series 2783, Class AT, 4.000%, 04/15/19	567
1,380	Series 2809, Class UC, 4.000%, 06/15/19	1,425
53	Series 2835, Class QO, PO, 12/15/32	48
61	Series 2840, Class JO, PO, 06/15/23	60
149	Series 2922, Class JN, 4.500%, 02/15/20	151
412	Series 2934, Class EC, PO, 02/15/20	394
343	Series 2934, Class HI, IO, 5.000%, 02/15/20	25
300	Series 2934, Class KI, IO, 5.000%, 02/15/20	19
235	Series 2958, Class QD, 4.500%, 04/15/20	242
1,319	Series 2965, Class GD, 4.500%, 04/15/20	1,371
29	Series 2989, Class PO, PO, 06/15/23	28
3,476	Series 2990, Class UZ, 5.750%, 06/15/35	3,962
1,233	Series 3004, Class EK, 5.500%, 07/15/35	1,300
67	Series 3014, Class OD, PO, 08/15/35	62

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
944	Series 3047, Class OD, 5.500%, 10/15/35	1,066
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,532
17	Series 3068, Class AO, PO, 01/15/35	17
208	Series 3068, Class QB, 4.500%, 06/15/20	214
1,616	Series 3074, Class BH, 5.000%, 11/15/35	1,748
364	Series 3085, Class WF, VAR, 0.997%, 08/15/35	372
634	Series 3102, Class FB, VAR, 0.497%, 01/15/36	637
150	Series 3102, Class HS, HB, IF, 23.844%, 01/15/36	234
722	Series 3117, Class EO, PO, 02/15/36	674
417	Series 3117, Class OK, PO, 02/15/36	388
19	Series 3122, Class ZB, 6.000%, 03/15/36	21
1,498	Series 3131, Class BK, 5.500%, 03/15/26	1,641
122	Series 3134, Class PO, PO, 03/15/36	114
591	Series 3138, Class PO, PO, 04/15/36	549
31	Series 3149, Class SO, PO, 05/15/36	25
473	Series 3151, Class UC, 5.500%, 08/15/35	499
515	Series 3152, Class MO, PO, 03/15/36	475
134	Series 3171, Class MO, PO, 06/15/36	125
474	Series 3179, Class OA, PO, 07/15/36	430
113	Series 3194, Class SA, IF, IO, 6.903%, 07/15/36	18
493	Series 3211, Class SO, PO, 09/15/36	437
228	Series 3218, Class AO, PO, 09/15/36	212
460	Series 3219, Class DI, IO, 6.000%, 04/15/36	91
1,224	Series 3229, Class HE, 5.000%, 10/15/26	1,325
502	Series 3232, Class ST, IF, IO, 6.503%, 10/15/36	84
195	Series 3233, Class OP, PO, 05/15/36	179
315	Series 3256, Class PO, PO, 12/15/36	295
670	Series 3260, Class CS, IF, IO, 5.943%, 01/15/37	97
353	Series 3261, Class OA, PO, 01/15/37	328
168	Series 3274, Class JO, PO, 02/15/37	153
145	Series 3275, Class FL, VAR, 0.637%, 02/15/37	145
693	Series 3290, Class SB, IF, IO, 6.253%, 03/15/37	108
1,315	Series 3315, Class HZ, 6.000%, 05/15/37	1,408
59	Series 3318, Class AO, PO, 05/15/37	55
101	Series 3326, Class JO, PO, 06/15/37	93
361	Series 3331, Class PO, PO, 06/15/37	333
323	Series 3385, Class SN, IF, IO, 5.803%, 11/15/37	46
545	Series 3387, Class SA, IF, IO, 6.223%, 11/15/37	84
842	Series 3404, Class SC, IF, IO, 5.803%, 01/15/38	121
4,437	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	58
511	Series 3424, Class PI, IF, IO, 6.603%, 04/15/38	86
1,028	Series 3481, Class SJ, IF, IO, 5.653%, 08/15/38	136
733	Series 3511, Class SA, IF, IO, 5.803%, 02/15/39	134
240	Series 3549, Class FA, VAR, 1.397%, 07/15/39	245
284	Series 3607, Class BO, PO, 04/15/36	262
880	Series 3607, Class OP, PO, 07/15/37	782
472	Series 3607, Class PO, PO, 05/15/37	441
134	Series 3611, Class PO, PO, 07/15/34	123
373	Series 3621, Class BO, PO, 01/15/40	348
440	Series 3720, Class A, 4.500%, 09/15/25	473
1,020	Series 3739, Class LI, IO, 4.000%, 03/15/34	27
2,806	Series 3747, Class HI, IO, 4.500%, 07/15/37	184
1,000	Series 3747, Class PY, 4.000%, 10/15/40	1,056
1,558	Series 3759, Class HI, IO, 4.000%, 08/15/37	79
1,414	Series 3760, Class GI, IO, 4.000%, 10/15/37	84
9,334	Series 3774, Class EW, 3.500%, 12/15/25	9,784
5,000	Series 3793, Class AB, 3.500%, 01/15/26	5,316
65	Series 3798, Class BF, VAR, 0.497%, 06/15/24	65
470	Series 3804, Class FN, VAR, 0.647%, 03/15/39	473
2,550	Series 3819, Class ZQ, 6.000%, 04/15/36	2,887
574	Series 3852, Class QN, IF, 5.500%, 05/15/41	635
1,714	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,906
1,962	Series 3920, Class LP, 5.000%, 01/15/34	2,166
1,168	Series 3925, Class FL, VAR, 0.647%, 01/15/41	1,178
896	Series 3957, Class B, 4.000%, 11/15/41	949
1,212	Series 3966, Class NA, 4.000%, 12/15/41	1,306
667	Series 3997, Class PF, VAR, 0.647%, 11/15/39	669
2,618	Series 4048, Class FJ, VAR, 0.593%, 07/15/37	2,616

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
2,000		Series 4217, Class KY, 3.000%, 06/15/43	1,949
6,734		Series 4219, Class JA, 3.500%, 08/15/39	7,051
2,501		Series 4240, Class B, 3.000%, 08/15/33	2,477
3,684		Series 4251, Class KW, 2.500%, 04/15/28	3,520
6,186		Series 4374, Class NC, SUB, 1.750%, 02/15/46	6,416
		Federal Home Loan Mortgage Corp. STRIPS,
1		Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
954		Series 233, Class 11, IO, 5.000%, 09/15/35	167
1,357		Series 233, Class 13, IO, 5.000%, 09/15/35	241
214		Series 243, Class 16, IO, 4.500%, 11/15/20	11
497		Series 243, Class 17, IO, 4.500%, 12/15/20	29
7,631		Series 262, Class 35, 3.500%, 07/15/42	7,783
2,097		Series 264, Class F1, VAR, 0.747%, 07/15/42	2,087
8,242		Series 299, Class 300, 3.000%, 01/15/43	8,285
2,277		Series 310, Class PO, PO, 2.922%, 09/15/43	1,774
4,529		Series 323, Class 300, 3.000%, 01/15/44	4,454
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
470		Series T-41, Class 3A, VAR, 6.053%, 07/25/32	537
279		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	345
1,644		Series T-54, Class 2A, 6.500%, 02/25/43	1,932
495		Series T-54, Class 3A, 7.000%, 02/25/43	580
192		Series T-58, Class APO, PO, 09/25/43	162
419		Series T-59, Class 1AP, PO, 10/25/43	339
1,709		Series T-76, Class 2A, VAR, 3.135%, 10/25/37	1,722
		Federal National Mortgage Association - ACES,
3,227		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	3,486
1,416		Series 2011-M2, Class A2, 3.645%, 04/25/21	1,516
8,500		Series 2011-M2, Class A3, 3.764%, 04/25/21	9,206
4,100		Series 2012-M9, Class A2, 2.482%, 04/25/22	4,142
241		Series 2012-M11, Class FA, VAR, 0.737%, 08/25/19	242
1,878		Series 2013-M7, Class A2, 2.280%, 12/27/22	1,862
8,000		Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	7,982
4,200		Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	4,218
2,664		Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	2,830
2,500		Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	2,652
254		Series 2014-M5, Class FA, VAR, 0.582%, 01/25/17	254
7,700		Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	7,836
3,818		Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	3,897
5,740		Series 2015-M7, Class A2, 2.590%, 12/25/24	5,746
6,000		Series 2015-M8, Class A2, VAR, 2.900%, 01/25/25	6,061
8,555		Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	8,768
		Federal National Mortgage Association Grantor Trust,
779		Series 2002-T19, Class A2, 7.000%, 07/25/42	888
625		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	715
		Federal National Mortgage Association REMIC,
2		Series 1988-7, Class Z, 9.250%, 04/25/18	2
7		Series 1989-70, Class G, 8.000%, 10/25/19	8
3		Series 1989-78, Class H, 9.400%, 11/25/19	3
6		Series 1989-83, Class H, 8.500%, 11/25/19	6
4		Series 1989-89, Class H, 9.000%, 11/25/19	5
5		Series 1990-1, Class D, 8.800%, 01/25/20	5
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
2		Series 1990-63, Class H, 9.500%, 06/25/20	2
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
11		Series 1990-102, Class J, 6.500%, 08/25/20	11
11		Series 1990-120, Class H, 9.000%, 10/25/20	13
1		Series 1990-134, Class SC, HB, IF, 21.269%, 11/25/20	2
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
5		Series 1991-24, Class Z, 5.000%, 03/25/21	5
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
26		Series 1992-136, Class PK, 6.000%, 08/25/22	28
24		Series 1992-143, Class MA, 5.500%, 09/25/22	26
70		Series 1992-163, Class M, 7.750%, 09/25/22	78
109		Series 1992-188, Class PZ, 7.500%, 10/25/22	123
43		Series 1993-21, Class KA, 7.700%, 03/25/23	48
64		Series 1993-25, Class J, 7.500%, 03/25/23	71
17		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	24
25		Series 1993-62, Class SA, IF, 19.014%, 04/25/23	37
13		Series 1993-165, Class SD, IF, 13.476%, 09/25/23	17
29		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	33
20		Series 1993-179, Class SB, HB, IF, 26.902%, 10/25/23	34
14		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	17
17		Series 1993-199, Class FA, VAR, 0.771%, 10/25/23	17
37		Series 1993-205, Class H, PO, 09/25/23	36
60		Series 1993-225, Class UB, 6.500%, 12/25/23	67
20		Series 1993-230, Class FA, VAR, 0.821%, 12/25/23	21
52		Series 1993-247, Class FE, VAR, 1.221%, 12/25/23	53
24		Series 1993-247, Class SU, IF, 12.299%, 12/25/23	32
213		Series 1994-37, Class L, 6.500%, 03/25/24	244
1,075		Series 1994-40, Class Z, 6.500%, 03/25/24	1,167
49		Series 1995-2, Class Z, 8.500%, 01/25/25	56
253		Series 1995-19, Class Z, 6.500%, 11/25/23	290
232		Series 1996-14, Class SE, IF, IO, 8.690%, 08/25/23	52
2		Series 1996-27, Class FC, VAR, 0.721%, 03/25/17	2
20		Series 1996-59, Class J, 6.500%, 08/25/22	21
196		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	6
16		Series 1997-27, Class J, 7.500%, 04/18/27	18
36		Series 1997-29, Class J, 7.500%, 04/20/27	42
243		Series 1997-39, Class PD, 7.500%, 05/20/27	283
20		Series 1997-42, Class ZC, 6.500%, 07/18/27	23
404		Series 1997-61, Class ZC, 7.000%, 02/25/23	449
67		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	8
9		Series 1998-4, Class C, PO, 04/25/23	9
118		Series 1998-36, Class ZB, 6.000%, 07/18/28	133
75		Series 1998-43, Class SA, IF, IO, 18.193%, 04/25/23	15
155		Series 1998-66, Class SB, IF, IO, 7.929%, 12/25/28	28
78		Series 1999-17, Class C, 6.350%, 04/25/29	86
330		Series 1999-18, Class Z, 5.500%, 04/18/29	365
51		Series 1999-38, Class SK, IF, IO, 7.829%, 08/25/23	5
38		Series 1999-52, Class NS, HB, IF, 22.761%, 10/25/23	59
107		Series 1999-62, Class PB, 7.500%, 12/18/29	125
348		Series 2000-2, Class ZE, 7.500%, 02/25/30	397
217		Series 2000-20, Class SA, IF, IO, 8.879%, 07/25/30	61

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
27	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	5
98	Series 2001-4, Class PC, 7.000%, 03/25/21	106
75	Series 2001-7, Class PF, 7.000%, 03/25/31	85
215	Series 2001-30, Class PM, 7.000%, 07/25/31	244
246	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	31
219	Series 2001-36, Class DE, 7.000%, 08/25/31	253
533	Series 2001-44, Class MY, 7.000%, 09/25/31	610
81	Series 2001-44, Class PD, 7.000%, 09/25/31	92
92	Series 2001-44, Class PU, 7.000%, 09/25/31	106
687	Series 2001-48, Class Z, 6.500%, 09/25/21	762
58	Series 2001-49, Class Z, 6.500%, 09/25/31	67
67	Series 2001-52, Class KB, 6.500%, 10/25/31	75
743	Series 2001-61, Class Z, 7.000%, 11/25/31	836
15	Series 2001-71, Class MB, 6.000%, 12/25/16	15
25	Series 2001-71, Class QE, 6.000%, 12/25/16	26
25	Series 2001-72, Class SX, IF, 16.951%, 12/25/31	35
51	Series 2001-74, Class MB, 6.000%, 12/25/16	52
62	Series 2002-1, Class HC, 6.500%, 02/25/22	69
80	Series 2002-1, Class SA, HB, IF, 24.469%, 02/25/32	137
52	Series 2002-1, Class UD, HB, IF, 23.726%, 12/25/23	81
52	Series 2002-2, Class UC, 6.000%, 02/25/17	53
81	Series 2002-3, Class OG, 6.000%, 02/25/17	82
21	Series 2002-7, Class OG, 6.000%, 03/25/17	21
43	Series 2002-7, Class TG, 6.000%, 03/25/17	43
31	Series 2002-10, Class SB, IF, 18.670%, 03/25/17	33
796	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	48
12	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	15
20	Series 2002-19, Class PE, 6.000%, 04/25/17	20
23	Series 2002-21, Class LO, PO, 04/25/32	21
228	Series 2002-21, Class PE, 6.500%, 04/25/32	258
83	Series 2002-24, Class AJ, 6.000%, 04/25/17	86
37	Series 2002-25, Class SG, IF, 18.790%, 05/25/17	41
600	Series 2002-28, Class PK, 6.500%, 05/25/32	669
135	Series 2002-37, Class Z, 6.500%, 06/25/32	156
73	Series 2002-42, Class C, 6.000%, 07/25/17	75
778	Series 2002-48, Class GH, 6.500%, 08/25/32	894
155	Series 2002-62, Class ZE, 5.500%, 11/25/17	160
48	Series 2002-63, Class KC, 5.000%, 10/25/17	49
128	Series 2002-77, Class S, IF, 14.078%, 12/25/32	176
454	Series 2002-83, Class CS, 6.881%, 08/25/23	501
252	Series 2002-94, Class BK, 5.500%, 01/25/18	257
187	Series 2003-3, Class HJ, 5.000%, 02/25/18	192
2,549	Series 2003-22, Class UD, 4.000%, 04/25/33	2,673
815	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	144
511	Series 2003-34, Class AX, 6.000%, 05/25/33	582
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,701
33	Series 2003-35, Class UC, 3.750%, 05/25/33	35
97	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	24
853	Series 2003-39, Class LW, 5.500%, 05/25/23	921
599	Series 2003-41, Class PE, 5.500%, 05/25/23	643

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
163	Series 2003-42, Class GB, 4.000%, 05/25/33	174
344	Series 2003-47, Class PE, 5.750%, 06/25/33	390
136	Series 2003-52, Class SX, HB, IF, 22.287%, 10/25/31	208
106	Series 2003-64, Class SX, IF, 13.268%, 07/25/33	131
485	Series 2003-71, Class DS, IF, 7.209%, 08/25/33	530
842	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	157
73	Series 2003-74, Class SH, IF, 9.772%, 08/25/33	87
178	Series 2003-76, Class GQ, 4.500%, 08/25/18	184
344	Series 2003-80, Class SY, IF, IO, 7.429%, 06/25/23	17
311	Series 2003-81, Class LC, 4.500%, 09/25/18	322
807	Series 2003-83, Class PG, 5.000%, 06/25/23	847
190	Series 2003-91, Class SD, IF, 12.132%, 09/25/33	235
1,160	Series 2003-116, Class SB, IF, IO, 7.379%, 11/25/33	256
189	Series 2003-128, Class NG, 4.000%, 01/25/19	194
65	Series 2003-130, Class SX, IF, 11.189%, 01/25/34	80
95	Series 2003-132, Class OA, PO, 08/25/33	90
1,088	Series 2004-4, Class QI, IF, IO, 6.879%, 06/25/33	120
103	Series 2004-4, Class QM, IF, 13.758%, 06/25/33	123
435	Series 2004-10, Class SC, HB, IF, 27.716%, 02/25/34	562
354	Series 2004-25, Class PC, 5.500%, 01/25/34	370
769	Series 2004-25, Class SA, IF, 18.917%, 04/25/34	1,132
1,129	Series 2004-27, Class HB, 4.000%, 05/25/19	1,168
243	Series 2004-36, Class PC, 5.500%, 02/25/34	254
1,082	Series 2004-36, Class SA, IF, 18.917%, 05/25/34	1,509
315	Series 2004-36, Class SN, IF, 13.758%, 07/25/33	382
279	Series 2004-37, Class AG, 4.500%, 11/25/32	281
431	Series 2004-46, Class QB, HB, IF, 23.116%, 05/25/34	636
1,342	Series 2004-46, Class SK, IF, 15.892%, 05/25/34	1,765
212	Series 2004-51, Class SY, IF, 13.798%, 07/25/34	289
236	Series 2004-53, Class NC, 5.500%, 07/25/24	257
290	Series 2004-59, Class BG, PO, 12/25/32	266
693	Series 2004-61, Class FH, VAR, 1.021%, 11/25/32	711
91	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	109
129	Series 2004-76, Class CL, 4.000%, 10/25/19	133
366	Series 2004-79, Class SP, IF, 19.192%, 11/25/34	476
57	Series 2004-81, Class AC, 4.000%, 11/25/19	59
58	Series 2005-52, Class PA, 6.500%, 06/25/35	61
1,161	Series 2005-56, Class S, IF, IO, 6.489%, 07/25/35	230
280	Series 2005-66, Class SG, IF, 16.823%, 07/25/35	393
456	Series 2005-68, Class BC, 5.250%, 06/25/35	487
1,222	Series 2005-68, Class PG, 5.500%, 08/25/35	1,365
617	Series 2005-68, Class UC, 5.000%, 06/25/35	651
515	Series 2005-74, Class CS, IF, 19.412%, 05/25/35	729
4,207	Series 2005-84, Class XM, 5.750%, 10/25/35	4,541
1,741	Series 2005-109, Class PC, 6.000%, 12/25/35	1,925
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	5,070
1,229	Series 2005-110, Class MN, 5.500%, 06/25/35	1,294
142	Series 2005-116, Class PB, 6.000%, 04/25/34	144
103	Series 2006-15, Class OT, PO, 01/25/36	100
392	Series 2006-16, Class OA, PO, 03/25/36	365
553	Series 2006-22, Class AO, PO, 04/25/36	514
161	Series 2006-23, Class KO, PO, 04/25/36	148

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,435	Series 2006-39, Class WC, 5.500%, 01/25/36	1,565
836	Series 2006-44, Class GO, PO, 06/25/36	764
1,902	Series 2006-44, Class P, PO, 12/25/33	1,745
1,234	Series 2006-46, Class UC, 5.500%, 12/25/35	1,332
1,241	Series 2006-53, Class US, IF, IO, 6.359%, 06/25/36	217
1,156	Series 2006-56, Class FC, VAR, 0.511%, 07/25/36	1,161
651	Series 2006-56, Class PO, PO, 07/25/36	584
759	Series 2006-58, Class AP, PO, 07/25/36	704
94	Series 2006-58, Class FL, VAR, 0.681%, 07/25/36	95
378	Series 2006-58, Class PO, PO, 07/25/36	349
362	Series 2006-59, Class QO, PO, 01/25/33	356
3,682	Series 2006-60, Class DZ, 6.500%, 07/25/36	4,402
564	Series 2006-65, Class QO, PO, 07/25/36	516
120	Series 2006-72, Class TO, PO, 08/25/36	112
2,266	Series 2006-77, Class PC, 6.500%, 08/25/36	2,583
461	Series 2006-79, Class DO, PO, 08/25/36	420
401	Series 2006-90, Class AO, PO, 09/25/36	372
167	Series 2006-109, Class PO, PO, 11/25/36	155
1,126	Series 2006-110, Class PO, PO, 11/25/36	1,036
107	Series 2006-111, Class EO, PO, 11/25/36	100
693	Series 2006-118, Class A2, VAR, 0.281%, 12/25/36	691
116	Series 2006-119, Class PO, PO, 12/25/36	107
2,177	Series 2006-124, Class HB, VAR, 5.931%, 11/25/36	2,290
974	Series 2006-128, Class BP, 5.500%, 01/25/37	1,039
693	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	123
785	Series 2007-7, Class SG, IF, IO, 6.279%, 08/25/36	233
1,749	Series 2007-14, Class ES, IF, IO, 6.219%, 03/25/37	272
164	Series 2007-15, Class NO, PO, 03/25/22	158
542	Series 2007-16, Class FC, VAR, 0.971%, 03/25/37	574
179	Series 2007-42, Class AO, PO, 05/25/37	172
256	Series 2007-48, Class PO, PO, 05/25/37	232
741	Series 2007-54, Class FA, VAR, 0.621%, 06/25/37	747
4,143	Series 2007-60, Class AX, IF, IO, 6.929%, 07/25/37	718
180	Series 2007-77, Class FG, VAR, 0.721%, 03/25/37	182
1,321	Series 2007-81, Class GE, 6.000%, 08/25/37	1,484
299	Series 2007-84, Class PG, 6.000%, 12/25/36	303
2,843	Series 2007-88, Class VI, IF, IO, 6.319%, 09/25/37	569
1,935	Series 2007-91, Class ES, IF, IO, 6.239%, 10/25/37	297
1,353	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	171
1,820	Series 2007-101, Class A2, VAR, 0.447%, 06/27/36	1,819
464	Series 2007-106, Class A7, VAR, 6.103%, 10/25/37	513
3,478	Series 2007-114, Class A6, VAR, 0.421%, 10/27/37	3,459
1,831	Series 2007-116, Class HI, IO, VAR, 1.555%, 01/25/38	128
4	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	—	(h)
965	Series 2008-1, Class BI, IF, IO, 5.689%, 02/25/38	139
644	Series 2008-10, Class XI, IF, IO, 6.009%, 03/25/38	96
332	Series 2008-16, Class IS, IF, IO, 5.979%, 03/25/38	57
354	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	17
390	Series 2008-24, Class DY, 5.000%, 04/25/23	405
405	Series 2008-27, Class SN, IF, IO, 6.679%, 04/25/38	67
168	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	7
299	Series 2008-42, Class AO, PO, 09/25/36	284
28	Series 2008-44, Class PO, PO, 05/25/38	26
463	Series 2008-47, Class SI, IF, IO, 6.279%, 06/25/23	47
539	Series 2008-53, Class CI, IF, IO, 6.979%, 07/25/38	118
185	Series 2008-76, Class GF, VAR, 0.871%, 09/25/23	186
1,419	Series 2008-80, Class SA, IF, IO, 5.629%, 09/25/38	195
967	Series 2008-81, Class SB, IF, IO, 5.629%, 09/25/38	140

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
1,177		Series 2009-6, Class GS, IF, IO, 6.329%, 02/25/39	257
499		Series 2009-9, Class IO, IO, 5.000%, 02/25/24	39
412		Series 2009-18, Class IO, IO, 5.000%, 03/25/24	26
2,234		Series 2009-19, Class IP, IO, 5.500%, 10/25/36	430
909		Series 2009-60, Class HT, 6.000%, 08/25/39	1,032
605		Series 2009-62, Class HJ, 6.000%, 05/25/39	677
922		Series 2009-70, Class CO, PO, 01/25/37	859
516		Series 2009-99, Class SC, IF, IO, 5.959%, 12/25/39	62
907		Series 2009-103, Class MB, VAR, 2.474%, 12/25/39	956
753		Series 2010-45, Class BD, 4.500%, 11/25/38	782
1,073		Series 2010-49, Class SC, IF, 12.218%, 03/25/40	1,329
664		Series 2010-64, Class DM, 5.000%, 06/25/40	728
811		Series 2010-71, Class HJ, 5.500%, 07/25/40	920
2,533		Series 2010-147, Class SA, IF, IO, 6.309%, 01/25/41	573
735		Series 2010-148, Class MA, 4.000%, 02/25/39	764
802		Series 2011-2, Class WA, VAR, 5.818%, 02/25/51	879
1,317		Series 2011-22, Class MA, 6.500%, 04/25/38	1,458
2,828		Series 2011-30, Class LS, IO, VAR, 1.790%, 04/25/41	209
2,500		Series 2011-31, Class DB, 3.500%, 04/25/31	2,673
7,500		Series 2011-44, Class EB, 3.000%, 05/25/26	7,764
631		Series 2011-75, Class FA, VAR, 0.771%, 08/25/41	639
1,311		Series 2011-118, Class MT, 7.000%, 11/25/41	1,545
1,788		Series 2011-130, Class CA, 6.000%, 12/25/41	2,065
1,009		Series 2012-14, Class FB, VAR, 0.671%, 08/25/37	1,013
6,182		Series 2012-47, Class HF, VAR, 0.621%, 05/25/27	6,229
3,000		Series 2012-66, Class CB, 3.000%, 06/25/32	2,855
4,690		Series 2012-99, Class AE, 2.500%, 05/25/39	4,665
3,063		Series 2012-108, Class F, VAR, 0.721%, 10/25/42	3,090
3,751		Series 2012-137, Class CF, VAR, 0.521%, 08/25/41	3,752
2,000		Series 2013-81, Class TA, 3.000%, 02/25/43	1,907
1,694		Series 2013-90, Class PM, 3.500%, 09/25/43	1,745
2,165		Series 2013-92, Class PO, PO, 09/25/43	1,688
3,349		Series 2013-101, Class AE, 3.000%, 10/25/33	3,335
3,304		Series 2013-101, Class DO, PO, 10/25/43	2,588
3,000		Series 2013-101, Class E, 3.000%, 10/25/33	3,027
3,500		Series 2013-103, Class VG, 3.000%, 03/25/30	3,396
4,000		Series 2013-108, Class GU, 3.000%, 10/25/33	3,880
4,319		Series 2013-128, Class PO, PO, 12/25/43	3,656
–	(h)	Series G-17, Class S, HB, VAR, 1,058.144%, 06/25/21	2
12		Series G-28, Class S, IF, 14.879%, 09/25/21	15
17		Series G-35, Class M, 8.750%, 10/25/21	19
5		Series G-51, Class SA, HB, IF, 24.856%, 12/25/21	7
–	(h)	Series G92-27, Class SQ, HB, IF, 11,774.416%, 05/25/22	—	(h)
92		Series G92-35, Class E, 7.500%, 07/25/22	102
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	2
11		Series G92-42, Class Z, 7.000%, 07/25/22	12
120		Series G92-44, Class ZQ, 8.000%, 07/25/22	124
15		Series G92-52, Class FD, VAR, 0.242%, 09/25/22	15
95		Series G92-54, Class ZQ, 7.500%, 09/25/22	104
14		Series G92-59, Class F, VAR, 1.351%, 10/25/22	14
28		Series G92-61, Class Z, 7.000%, 10/25/22	31
20		Series G92-62, Class B, PO, 10/25/22	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
98		Series G93-1, Class KA, 7.900%, 01/25/23	111
23		Series G93-5, Class Z, 6.500%, 02/25/23	25
30		Series G93-14, Class J, 6.500%, 03/25/23	33
68		Series G93-17, Class SI, IF, 6.000%, 04/25/23	78
61		Series G93-27, Class FD, VAR, 1.101%, 08/25/23	62
14		Series G93-37, Class H, PO, 09/25/23	13
31		Series G95-1, Class C, 8.800%, 01/25/25	35
		Federal National Mortgage Association REMIC Trust,
761		Series 2003-W1, Class 1A1, VAR, 5.741%, 12/25/42	859
309		Series 2003-W1, Class 2A, VAR, 6.411%, 12/25/42	358
98		Series 2003-W4, Class 2A, VAR, 6.356%, 10/25/42	113
39		Series 2007-W7, Class 1A4, HB, IF, 37.854%, 07/25/37	62
1,633		Series 2009-W1, Class A, 6.000%, 12/25/49	1,888
		Federal National Mortgage Association STRIPS,
1		Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
–	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
9		Series 218, Class 2, IO, 7.500%, 04/25/23	2
10		Series 265, Class 2, 9.000%, 03/25/24	12
108		Series 329, Class 1, PO, 2.327%, 01/25/33	100
200		Series 339, Class 18, IO, 4.500%, 07/25/18	8
282		Series 339, Class 21, IO, 4.500%, 08/25/18	9
136		Series 339, Class 28, IO, 5.500%, 08/25/18	6
148		Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	30
511		Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	109
422		Series 355, Class 11, IO, 6.000%, 07/25/34	80
131		Series 355, Class 31, IO, VAR, 4.500%, 12/25/18	6
712		Series 365, Class 8, IO, 5.500%, 05/25/36	156
70		Series 368, Class 3, IO, 4.500%, 11/25/20	4
361		Series 374, Class 5, IO, 5.500%, 08/25/36	81
179		Series 383, Class 32, IO, 6.000%, 01/25/38	34
471		Series 383, Class 33, IO, 6.000%, 01/25/38	89
125		Series 393, Class 6, IO, 5.500%, 04/25/37	25
		Federal National Mortgage Association Trust,
207		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	242
536		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	621
740		Series 2004-W15, Class 2AF, VAR, 0.471%, 08/25/44	736
2,001		Series 2005-W3, Class 2AF, VAR, 0.441%, 03/25/45	2,007
678		Series 2006-W2, Class 1AF1, VAR, 0.441%, 02/25/46	678
		Government National Mortgage Association,
1,072		Series 1994-7, Class PQ, 6.500%, 10/16/24	1,214
749		Series 1999-4, Class ZB, 6.000%, 02/20/29	837
76		Series 1999-30, Class S, IF, IO, 8.403%, 08/16/29	20
169		Series 1999-40, Class ZW, 7.500%, 11/20/29	195
112		Series 2000-9, Class Z, 8.000%, 06/20/30	133
1,013		Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,193
193		Series 2000-12, Class ST, HB, IF, 38.535%, 02/16/30	301
1,407		Series 2000-21, Class Z, 9.000%, 03/16/30	1,711
217		Series 2000-31, Class Z, 9.000%, 10/20/30	250
130		Series 2000-35, Class ZA, 9.000%, 11/20/30	139
12		Series 2000-36, Class IK, IO, 9.000%, 11/16/30	2
61		Series 2001-6, Class SD, IF, IO, 8.353%, 03/16/31	21
155		Series 2001-35, Class SA, IF, IO, 8.053%, 08/16/31	53
138		Series 2001-36, Class S, IF, IO, 7.853%, 08/16/31	48
170		Series 2002-3, Class SP, IF, IO, 7.193%, 01/16/32	48
649		Series 2002-24, Class AG, IF, IO, 7.753%, 04/16/32	147
57		Series 2002-24, Class SB, IF, 11.630%, 04/16/32	79

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,310	Series 2002-31, Class SE, IF, IO, 7.303%, 04/16/30	260
395	Series 2002-40, Class UK, 6.500%, 06/20/32	458
20	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	26
1,487	Series 2002-45, Class QE, 6.500%, 06/20/32	1,703
511	Series 2002-47, Class PG, 6.500%, 07/16/32	600
954	Series 2002-47, Class ZA, 6.500%, 07/20/32	1,090
824	Series 2002-52, Class GH, 6.500%, 07/20/32	965
224	Series 2002-70, Class PS, IF, IO, 7.493%, 08/20/32	12
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,112
641	Series 2003-11, Class SK, IF, IO, 7.503%, 02/16/33	115
280	Series 2003-12, Class SP, IF, IO, 7.493%, 02/20/33	78
56	Series 2003-24, Class PO, PO, 03/16/33	51
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,525
753	Series 2003-46, Class MG, 6.500%, 05/20/33	873
721	Series 2003-46, Class TC, 6.500%, 03/20/33	817
255	Series 2003-52, Class AP, PO, 06/16/33	227
1,326	Series 2003-58, Class BE, 6.500%, 01/20/33	1,505
76	Series 2003-90, Class PO, PO, 10/20/33	68
924	Series 2003-112, Class SA, IF, IO, 6.353%, 12/16/33	205
350	Series 2003-112, Class TS, IF, IO, 6.743%, 10/20/32	9
366	Series 2004-28, Class S, IF, 19.121%, 04/16/34	543
127	Series 2004-73, Class AE, IF, 14.449%, 08/17/34	157
1,372	Series 2004-90, Class SI, IF, IO, 5.893%, 10/20/34	221
251	Series 2005-35, Class FL, VAR, 0.557%, 03/20/32	252
14	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	—	(h)
2,379	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	448
231	Series 2005-68, Class DP, IF, 15.959%, 06/17/35	324
3,294	Series 2005-68, Class KI, IF, IO, 6.093%, 09/20/35	628
440	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	84
220	Series 2006-16, Class OP, PO, 03/20/36	202
578	Series 2006-38, Class SW, IF, IO, 6.293%, 06/20/36	65
2,493	Series 2006-38, Class ZK, 6.500%, 08/20/36	2,912
722	Series 2006-59, Class SD, IF, IO, 6.493%, 10/20/36	132
1,171	Series 2006-65, Class SA, IF, IO, 6.593%, 11/20/36	228
1,838	Series 2007-17, Class JI, IF, IO, 6.613%, 04/16/37	376
197	Series 2007-17, Class JO, PO, 04/16/37	182
1,070	Series 2007-19, Class SD, IF, IO, 5.993%, 04/20/37	179
986	Series 2007-26, Class SC, IF, IO, 5.993%, 05/20/37	179
808	Series 2007-27, Class SA, IF, IO, 5.993%, 05/20/37	132
240	Series 2007-28, Class BO, PO, 05/20/37	217
686	Series 2007-36, Class SE, IF, IO, 6.273%, 06/16/37	135
1,860	Series 2007-40, Class SB, IF, IO, 6.543%, 07/20/37	344
1,123	Series 2007-42, Class SB, IF, IO, 6.543%, 07/20/37	210
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	2,999
737	Series 2007-50, Class AI, IF, IO, 6.568%, 08/20/37	116
106	Series 2007-53, Class SW, IF, 19.585%, 09/20/37	150
520	Series 2007-57, Class PO, PO, 03/20/37	489
474	Series 2007-71, Class SB, IF, IO, 6.493%, 07/20/36	28
581	Series 2007-72, Class US, IF, IO, 6.343%, 11/20/37	109
598	Series 2007-73, Class MI, IF, IO, 5.793%, 11/20/37	99
1,161	Series 2007-76, Class SA, IF, IO, 6.323%, 11/20/37	216
582	Series 2007-79, Class SY, IF, IO, 6.343%, 12/20/37	108
351	Series 2008-2, Class MS, IF, IO, 6.963%, 01/16/38	74

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,171	Series 2008-2, Class NS, IF, IO, 6.343%, 01/16/38	220
652	Series 2008-10, Class S, IF, IO, 5.623%, 02/20/38	102
455	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	53
925	Series 2008-36, Class SH, IF, IO, 6.093%, 04/20/38	157
5,013	Series 2008-40, Class SA, IF, IO, 6.203%, 05/16/38	948
550	Series 2008-55, Class SA, IF, IO, 5.993%, 06/20/38	88
134	Series 2008-60, Class PO, PO, 01/20/38	132
284	Series 2008-71, Class SC, IF, IO, 5.793%, 08/20/38	41
672	Series 2008-93, Class AS, IF, IO, 5.493%, 12/20/38	102
819	Series 2009-6, Class SA, IF, IO, 5.903%, 02/16/39	125
514	Series 2009-10, Class SL, IF, IO, 6.303%, 03/16/34	28
1,706	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	342
656	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	153
608	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	144
1,646	Series 2009-22, Class SA, IF, IO, 6.063%, 04/20/39	233
468	Series 2009-25, Class SE, IF, IO, 7.393%, 09/20/38	97
387	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	71
397	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	80
677	Series 2009-43, Class SA, IF, IO, 5.743%, 06/20/39	92
536	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	70
1,510	Series 2009-72, Class SM, IF, IO, 6.053%, 08/16/39	255
350	Series 2009-79, Class OK, PO, 11/16/37	303
521	Series 2010-14, Class CO, PO, 08/20/35	486
3,129	Series 2010-31, Class NO, PO, 03/20/40	2,913
391	Series 2010-130, Class CP, 7.000%, 10/16/40	461
3,089	Series 2010-157, Class OP, PO, 12/20/40	2,845
3,948	Series 2010-H17, Class XQ, VAR, 5.241%, 07/20/60	4,286
927	Series 2011-22, Class WA, VAR, 5.951%, 02/20/37	1,033
1,852	Series 2011-75, Class SM, IF, IO, 6.393%, 05/20/41	422
2,691	Series 2012-61, Class FM, VAR, 0.597%, 05/16/42	2,714
759	Series 2012-141, Class WC, VAR, 3.742%, 01/20/42	793
4,033	Series 2012-H10, Class FA, VAR, 0.745%, 12/20/61	4,025
1,506	Series 2012-H15, Class FA, VAR, 0.645%, 05/20/62	1,507
3,087	Series 2012-H21, Class CF, VAR, 0.895%, 05/20/61	3,093
2,665	Series 2012-H21, Class DF, VAR, 0.845%, 05/20/61	2,654
4,136	Series 2012-H22, Class FD, VAR, 0.665%, 01/20/61	4,129
884	Series 2012-H24, Class FA, VAR, 0.645%, 03/20/60	885
2,449	Series 2012-H24, Class FG, VAR, 0.625%, 04/20/60	2,445
1,799	Series 2012-H26, Class MA, VAR, 0.745%, 07/20/62	1,799
2,337	Series 2012-H28, Class FA, VAR, 0.775%, 09/20/62	2,328
1,682	Series 2012-H29, Class FA, VAR, 0.710%, 10/20/62	1,686
2,283	Series 2012-H30, Class PA, VAR, 0.645%, 11/20/59	2,284
1,887	Series 2012-H31, Class FD, VAR, 0.535%, 12/20/62	1,870
3,406	Series 2013-54, Class WA, VAR, 4.695%, 11/20/42	3,704
2,663	Series 2013-75, Class WA, VAR, 5.225%, 06/20/40	2,963
1,483	Series 2013-91, Class WA, VAR, 4.508%, 04/20/43	1,585
1,300	Series 2013-116, Class JY, 4.000%, 08/16/43	1,399
2,923	Series 2013-H01, Class FA, 1.650%, 01/20/63	2,902
886	Series 2013-H03, Class FA, VAR, 0.495%, 08/20/60	885
1,459	Series 2013-H04, Class BA, 1.650%, 02/20/63	1,449
4,227	Series 2013-H05, Class FB, VAR, 0.593%, 02/20/62	4,219
1,753	Series 2013-H07, Class HA, VAR, 0.605%, 03/20/63	1,736

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
9,499	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,520
1,576	Series 2013-H08, Class FC, VAR, 0.645%, 02/20/63	1,567
1,863	Series 2013-H09, Class HA, 1.650%, 04/20/63	1,848
3,749	Series 2013-H18, Class JA, VAR, 0.795%, 08/20/63	3,749
1,252	Series 2014-188, Class W, VAR, 4.689%, 10/20/41	1,358
1,784	Series 2014-H01, Class FD, VAR, 0.845%, 01/20/64	1,785
1,821	Series 2014-H09, Class TA, VAR, 0.795%, 04/20/64	1,818
6,388	Series 2015-H05, Class FC, VAR, 0.675%, 02/20/65	6,379
9,954	Series 2015-H10, Class FC, VAR, 0.675%, 04/20/65	9,906
7,756	Series 2015-H12, Class FA, VAR, 0.675%, 05/20/65	7,756
1,939	Series 2015-H15, Class FD, VAR, 0.635%, 06/20/65	1,907
4,478	Series 2015-H15, Class FJ, VAR, 0.635%, 06/20/65	4,403
3,821	Series 2015-H16, Class FG, VAR, 0.635%, 07/20/65	3,774
3,185	Series 2015-H23, Class FB, VAR, 0.715%, 09/20/65	3,165
	Vendee Mortgage Trust,
389	Series 1994-1, Class 1, VAR, 5.569%, 02/15/24	424
603	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	678
577	Series 1996-1, Class 1Z, 6.750%, 02/15/26	663
457	Series 1996-2, Class 1Z, 6.750%, 06/15/26	521
804	Series 1997-1, Class 2Z, 7.500%, 02/15/27	937
956	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,134
1,818	Series 1999-1, Class 2Z, 6.500%, 01/15/29	2,058
6,372	Series 2003-2, Class Z, 5.000%, 05/15/33	7,182

		568,706

	Non-Agency CMO — 4.4%
	Ajax Mortgage Loan Trust,
1,940	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e)	1,922
2,484	Series 2013-C, Class A, SUB, 4.500%, 03/25/35 (e)	2,517
1,833	Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	1,832
	Alternative Loan Trust,
12,245	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	12,337
1,527	Series 2005-1CB, Class 1A6, IF, IO, 6.879%, 03/25/35	317
3,772	Series 2005-20CB, Class 3A8, IF, IO, 4.529%, 07/25/35	463
6,837	Series 2005-22T1, Class A2, IF, IO, 4.849%, 06/25/35	1,036
3,918	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	3,813
135	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	108
5,282	Series 2005-37T1, Class A2, IF, IO, 4.829%, 09/25/35	852
8,259	Series 2005-54CB, Class 1A2, IF, IO, 4.629%, 11/25/35	934
3,285	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,010
1,955	Series 2005-57CB, Class 3A2, IF, IO, 4.879%, 12/25/35	263
1,281	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,211
3,352	Series 2005-J1, Class 1A4, IF, IO, 4.879%, 02/25/35	248
1,947	Series 2006-26CB, Class A9, 6.500%, 09/25/36	1,696
	American General Mortgage Loan Trust,
610	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	614
473	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	486
	ASG Resecuritization Trust,
304	Series 2009-1, Class A60, VAR, 5.629%, 06/26/37 (e)	301
44	Series 2009-2, Class G60, VAR, 4.620%, 05/24/36 (e)	44
1,907	Series 2009-3, Class A65, VAR, 2.088%, 03/26/37 (e)	1,899
246	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	246
438	Series 2010-2, Class A60, VAR, 1.793%, 01/28/37 (e)	433
574	Series 2011-1, Class 3A50, VAR, 2.618%, 11/28/35 (e)	566

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Banc of America Alternative Loan Trust,
136	Series 2003-2, Class PO, PO, 04/25/33	121
239	Series 2003-11, Class PO, PO, 01/25/34	208
91	Series 2004-6, Class 15PO, PO, 07/25/19	88
1,089	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,022
2,820	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	651
716	Series 2006-4, Class 1A4, 6.000%, 05/25/46	501
	Banc of America Funding Trust,
290	Series 2004-1, Class PO, PO, 03/25/34	239
292	Series 2004-2, Class 30PO, PO, 09/20/34	244
203	Series 2004-C, Class 1A1, VAR, 3.084%, 12/20/34	201
579	Series 2005-6, Class 2A7, 5.500%, 10/25/35	568
379	Series 2005-7, Class 30PO, PO, 11/25/35	305
225	Series 2005-8, Class 30PO, PO, 01/25/36	156
887	Series 2005-E, Class 4A1, VAR, 2.815%, 03/20/35	883
478	Series 2006-A, Class 3A2, VAR, 2.822%, 02/20/36	387
	Banc of America Mortgage Trust,
67	Series 2003-3, Class 2A1, VAR, 0.771%, 05/25/18	65
52	Series 2003-6, Class 2A1, VAR, 0.671%, 08/25/18	52
20	Series 2003-7, Class A2, 4.750%, 09/25/18	21
111	Series 2003-8, Class APO, PO, 11/25/33	93
484	Series 2004-3, Class 15IO, IO, VAR, 0.241%, 04/25/19	1
44	Series 2004-4, Class APO, PO, 05/25/34	38
731	Series 2004-5, Class 2A2, 5.500%, 06/25/34	745
281	Series 2004-6, Class 2A5, PO, 07/25/34	247
165	Series 2004-6, Class APO, PO, 07/25/34	147
14	Series 2004-8, Class 5PO, PO, 05/25/32	13
17	Series 2004-8, Class XPO, PO, 10/25/34	15
208	Series 2004-A, Class 2A2, VAR, 2.628%, 02/25/34	206
604	Series 2004-J, Class 3A1, VAR, 3.097%, 11/25/34	594
564	Series 2005-10, Class 1A6, 5.500%, 11/25/35	534
	BCAP LLC Trust,
318	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	339
200	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	204
265	Series 2010-RR6, Class 22A3, VAR, 4.207%, 06/26/36 (e)	265
114	Series 2010-RR7, Class 1A5, VAR, 2.686%, 04/26/35 (e)	113
1,726	Series 2010-RR7, Class 2A1, VAR, 2.188%, 07/26/45 (e)	1,729
48	Series 2010-RR7, Class 16A1, VAR, 0.943%, 02/26/47 (e)	48
42	Series 2010-RR8, Class 3A3, VAR, 2.737%, 05/26/35 (e)	42
1,500	Series 2010-RR8, Class 3A4, VAR, 2.737%, 05/26/35 (e)	1,449
355	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	352
359	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	361
1,498	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,511
823	Series 2011-RR5, Class 11A3, VAR, 0.347%, 05/28/36 (e)	814
1,601	Series 2011-RR10, Class 2A1, VAR, 0.997%, 09/26/37 (e)	1,540
508	Series 2012-RR2, Class 1A1, VAR, 0.367%, 08/26/36 (e)	503
589	Series 2012-RR3, Class 2A5, VAR, 2.061%, 05/26/37 (e)	590
806	Series 2012-RR10, Class 3A1, VAR, 0.387%, 05/26/36 (e)	773
1,680	Series 2015-RR4, Class 1A1, VAR, 1.195%, 09/11/38 (e)	1,580
	Bear Stearns ARM Trust,
159	Series 2003-7, Class 3A, VAR, 2.540%, 10/25/33	159
605	Series 2004-1, Class 12A1, VAR, 2.769%, 04/25/34	601
100	Series 2004-2, Class 14A, VAR, 3.065%, 05/25/34	99
1,243	Series 2005-5, Class A1, VAR, 2.320%, 08/25/35	1,254
3,161	Series 2006-1, Class A1, VAR, 2.580%, 02/25/36	3,132
	CHL Mortgage Pass-Through Trust,
401	Series 2004-7, Class 2A1, VAR, 2.511%, 06/25/34	393

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
174	Series 2004-8, Class 2A1, 4.500%, 06/25/19	178
158	Series 2004-HYB1, Class 2A, VAR, 2.572%, 05/20/34	151
628	Series 2004-HYB3, Class 2A, VAR, 2.302%, 06/20/34	596
567	Series 2004-HYB6, Class A3, VAR, 2.639%, 11/20/34	542
163	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	167
905	Series 2005-16, Class A23, 5.500%, 09/25/35	885
2,801	Series 2005-22, Class 2A1, VAR, 2.706%, 11/25/35	2,384
	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust,
124	Series 2005-5, Class APO, PO, 08/25/35	109
99	Series 2005-8, Class APO, PO, 11/25/35	79
	Citigroup Global Markets Mortgage Securities VII, Inc.,
221	Series 2003-HYB1, Class A, VAR, 2.740%, 09/25/33	221
10	Series 2003-UP2, Class PO1, PO, 12/25/18	9
	Citigroup Mortgage Loan Trust,
919	Series 2008-AR4, Class 1A1A, VAR, 2.728%, 11/25/38 (e)	917
391	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	405
1,779	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	1,797
2,115	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	2,146
494	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58	487
	Citigroup Mortgage Loan Trust, Inc.,
203	Series 2003-1, Class 2A5, 5.250%, 10/25/33	207
105	Series 2003-1, Class 2A6, PO, 10/25/33	95
73	Series 2003-1, Class PO2, PO, 10/25/33	66
79	Series 2003-1, Class PO3, PO, 09/25/33	71
34	Series 2003-UP3, Class A3, 7.000%, 09/25/33	35
129	Series 2003-UST1, Class A1, 5.500%, 12/25/18	129
25	Series 2003-UST1, Class PO1, PO, 12/25/18	24
19	Series 2003-UST1, Class PO3, PO, 12/25/18	18
129	Series 2004-UST1, Class A6, VAR, 2.315%, 08/25/34	124
349	Series 2005-1, Class 2A1A, VAR, 2.569%, 04/25/35	276
405	Series 2005-2, Class 2A11, 5.500%, 05/25/35	422
464	Series 2005-5, Class 1A2, VAR, 2.890%, 08/25/35	335
	Credit Suisse First Boston Mortgage Securities Corp.,
563	Series 2003-1, Class DB1, VAR, 6.698%, 02/25/33	570
54	Series 2003-17, Class 2A1, 5.000%, 07/25/18	54
237	Series 2003-21, Class 1A4, 5.250%, 09/25/33	245
411	Series 2003-25, Class 1P, PO, 10/25/33	356
20	Series 2004-5, Class 5P, PO, 08/25/19	20
2,295	Series 2005-4, Class 3A18, 5.500%, 06/25/35	2,329
2,553	Series 2005-4, Class 3A23, 5.500%, 06/25/35	2,537
	CSMC,
6,528	Series 2010-11R, Class A6, VAR, 1.194%, 06/28/47 (e)	6,311
747	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	751
560	Series 2011-6R, Class 3A1, VAR, 2.923%, 07/28/36 (e)	563
421	Series 2012-3R, Class 1A1, VAR, 2.377%, 07/27/37 (e)	419
300	CSMC Trust, Series 2010-16, Class A3, VAR, 3.826%, 06/25/50 (e)	301
127	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	127
	First Horizon Alternative Mortgage Securities Trust,
839	Series 2004-AA4, Class A1, VAR, 2.356%, 10/25/34	829
1,245	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,083
2,237	Series 2007-FA4, Class 1A2, IF, IO, 5.429%, 08/25/37	461
	First Horizon Mortgage Pass-Through Trust,
447	Series 2004-AR2, Class 2A1, VAR, 2.747%, 05/25/34	443
1,142	Series 2005-AR1, Class 2A2, VAR, 2.608%, 04/25/35	1,135

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	GMACM Mortgage Loan Trust,
434	Series 2003-AR1, Class A4, VAR, 3.136%, 10/19/33	429
213	Series 2004-J5, Class A7, 6.500%, 01/25/35	225
70	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	71
3,767	Series 2005-AR3, Class 3A4, VAR, 2.981%, 06/19/35	3,717
	GSMPS Mortgage Loan Trust,
814	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	836
1,182	Series 2005-RP3, Class 1AF, VAR, 0.571%, 09/25/35 (e)	1,007
893	Series 2005-RP3, Class 1AS, IO, VAR, 4.627%, 09/25/35 (e)	112
3,954	Series 2006-RP2, Class 1AS2, IF, IO, 5.846%, 04/25/36 (e)	477
	GSR Mortgage Loan Trust,
563	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	601
402	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	416
706	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	732
217	Series 2005-4F, Class AP, PO, 05/25/35	195
1,808	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	1,885
2,494	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	2,228
2,029	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	1,995
2,643	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	2,601
	Impac CMB Trust,
1,961	Series 2004-7, Class 1A1, VAR, 0.961%, 11/25/34	1,848
248	Series 2005-4, Class 2A1, VAR, 0.821%, 05/25/35	244
	Impac Secured Assets Trust,
572	Series 2006-1, Class 2A1, VAR, 0.571%, 05/25/36	554
432	Series 2006-2, Class 2A1, VAR, 0.571%, 08/25/36	422
	JP Morgan Mortgage Trust,
1,089	Series 2006-A2, Class 4A1, VAR, 2.717%, 08/25/34	1,093
1,409	Series 2006-A2, Class 5A3, VAR, 2.681%, 11/25/33	1,413
261	Series 2006-A3, Class 6A1, VAR, 2.741%, 08/25/34	263
236	JP Morgan Resecuritization Trust, Series 2009-6, Class 4A1, VAR, 2.657%, 09/26/36 (e)	238
	Lehman Mortgage Trust,
512	Series 2006-2, Class 1A1, VAR, 5.984%, 04/25/36	457
1,037	Series 2008-2, Class 1A6, 6.000%, 03/25/38	819
	MASTR Adjustable Rate Mortgages Trust,
70	Series 2004-4, Class 2A1, VAR, 2.065%, 05/25/34	62
623	Series 2004-13, Class 2A1, VAR, 2.770%, 04/21/34	626
1,401	Series 2004-13, Class 3A7, VAR, 2.770%, 11/21/34	1,431
372	Series 2004-15, Class 3A1, VAR, 3.364%, 12/25/34	369
	MASTR Alternative Loan Trust,
166	Series 2003-3, Class 1A1, 6.500%, 05/25/33	176
429	Series 2003-9, Class 8A1, 6.000%, 01/25/34	434
475	Series 2004-3, Class 2A1, 6.250%, 04/25/34	501
676	Series 2004-4, Class 10A1, 5.000%, 05/25/24	713
584	Series 2004-6, Class 7A1, 6.000%, 07/25/34	594
376	Series 2004-6, Class 30PO, PO, 07/25/34	298
260	Series 2004-7, Class 30PO, PO, 08/25/34	201
674	Series 2004-8, Class 6A1, 5.500%, 09/25/19	692
112	Series 2004-10, Class 1A1, 4.500%, 09/25/19	114
	MASTR Asset Securitization Trust,
25	Series 2003-2, Class 2A1, 4.500%, 03/25/18	25
11	Series 2003-3, Class 4A1, 5.000%, 04/25/18	12
35	Series 2003-4, Class 3A2, 5.000%, 05/25/18	35
78	Series 2003-12, Class 30PO, PO, 12/25/33	70
63	Series 2004-1, Class 30PO, PO, 02/25/34	54

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
13	Series 2004-4, Class 3A1, 4.500%, 04/25/19	13
30	Series 2004-6, Class 15PO, PO, 07/25/19	30
46	Series 2004-8, Class 1A1, 4.750%, 08/25/19	48
17	Series 2004-8, Class PO, PO, 08/25/19	16
2,302	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.571%, 05/25/35 (e)	1,868
762	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	609
	Merrill Lynch Mortgage Investors Trust,
239	Series 2003-E, Class A1, VAR, 0.841%, 10/25/28	228
2,263	Series 2003-F, Class A1, VAR, 0.861%, 10/25/28	2,208
620	Series 2004-1, Class 2A1, VAR, 2.215%, 12/25/34	622
472	Series 2004-A, Class A1, VAR, 0.681%, 04/25/29	454
12	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	13
513	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.861%, 02/25/35	500
426	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	423
304	Nationstar HECM Loan Trust, Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	304
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
162	Series 2003-A1, Class A1, 5.500%, 05/25/33	167
100	Series 2003-A1, Class A2, 6.000%, 05/25/33	103
47	Series 2003-A1, Class A5, 7.000%, 04/25/33	48
4	Series 2003-A1, Class A7, 5.000%, 04/25/18	4
5	PaineWebber CMO Trust, Series P, Class 4, 8.500%, 08/01/19	5
240	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.528%, 05/25/35	242
	RALI Trust,
124	Series 2002-QS8, Class A5, 6.250%, 06/25/17	125
40	Series 2002-QS16, Class A3, IF, 16.161%, 10/25/17	41
3,785	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	3,985
120	Series 2003-QS3, Class A2, IF, 16.014%, 02/25/18	127
290	Series 2003-QS9, Class A3, IF, IO, 7.329%, 05/25/18	17
310	Series 2003-QS12, Class A2A, IF, IO, 7.379%, 06/25/18	23
94	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	5
681	Series 2003-QS14, Class A1, 5.000%, 07/25/18	689
215	Series 2003-QS18, Class A1, 5.000%, 09/25/18	218
1,232	Series 2003-QS19, Class A1, 5.750%, 10/25/33	1,296
1,584	Series 2004-QA6, Class NB2, VAR, 3.082%, 12/26/34	1,310
	RBSSP Resecuritization Trust,
327	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	343
309	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	313
630	Series 2009-12, Class 1A1, VAR, 6.959%, 11/25/33 (e)	661
403	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	406
	Residential Asset Securitization Trust,
242	Series 2003-A13, Class A3, 5.500%, 01/25/34	249
13	Series 2003-A14, Class A1, 4.750%, 02/25/19	13
2,475	Series 2005-A2, Class A4, IF, IO, 4.829%, 03/25/35	337
674	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	596
	RFMSI Trust,
14	Series 2003-S13, Class A3, 5.500%, 06/25/33	13
51	Series 2003-S14, Class A4, PO, 07/25/18	49
110	Series 2004-S3, Class A1, 4.750%, 03/25/19	110
389	Series 2004-S6, Class 2A6, PO, 06/25/34	333
55	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	56
601	Series 2005-SA4, Class 1A1, VAR, 2.836%, 09/25/35	500

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Springleaf Mortgage Loan Trust,
1,183	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	1,182
1,116	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	1,118
900	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	902
634	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	636
2,352	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	2,353
1,058	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,067
638	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	637
2,131	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	2,158
441	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.375%, 06/25/34	440
666	Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1, VAR, 0.862%, 10/19/34	636
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
722	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	736
1,302	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,338
	Structured Asset Securities Corp. Trust,
124	Series 2005-6, Class 4A1, 5.000%, 05/25/35	126
165	Series 2005-10, Class 5A9, 5.250%, 12/25/34	161
	Thornburg Mortgage Securities Trust,
380	Series 2003-4, Class A1, VAR, 0.861%, 09/25/43	367
970	Series 2004-4, Class 3A, VAR, 2.108%, 12/25/44	960
	WaMu Mortgage Pass-Through Certificates Trust,
139	Series 2003-AR8, Class A, VAR, 2.485%, 08/25/33	142
2,153	Series 2003-AR9, Class 1A6, VAR, 2.519%, 09/25/33	2,179
295	Series 2003-AR9, Class 2A, VAR, 2.564%, 09/25/33	294
120	Series 2003-S8, Class A6, 4.500%, 09/25/18	121
1,004	Series 2003-S9, Class A8, 5.250%, 10/25/33	1,030
84	Series 2003-S9, Class P, PO, 10/25/33	67
181	Series 2004-AR3, Class A1, VAR, 2.460%, 06/25/34	183
151	Series 2004-AR3, Class A2, VAR, 2.460%, 06/25/34	153
1,725	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,760
249	Series 2006-AR10, Class 2P, VAR, 2.480%, 09/25/36	219
177	Series 2006-AR12, Class 2P, VAR, 1.995%, 10/25/36	128
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
7,605	Series 2005-2, Class 1A4, IF, IO, 4.829%, 04/25/35	1,101
1,721	Series 2005-2, Class 2A3, IF, IO, 4.779%, 04/25/35	213
2,067	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	424
2,465	Series 2005-4, Class CB7, 5.500%, 06/25/35	2,332
1,986	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	408
553	Series 2005-6, Class 2A4, 5.500%, 08/25/35	528
3,540	Series 2005-6, Class 2A9, 5.500%, 08/25/35	3,381
681	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	671
	Wells Fargo Mortgage-Backed Securities Trust,
184	Series 2003-K, Class 1A1, VAR, 2.615%, 11/25/33	185
348	Series 2003-K, Class 1A2, VAR, 2.615%, 11/25/33	354
389	Series 2004-EE, Class 2A1, VAR, 2.735%, 12/25/34	398
483	Series 2004-EE, Class 3A1, VAR, 2.701%, 12/25/34	487
2,157	Series 2004-P, Class 2A1, VAR, 2.736%, 09/25/34	2,164
419	Series 2004-V, Class 1A1, VAR, 2.729%, 10/25/34	422
151	Series 2005-16, Class APO, PO, 01/25/36	119
3,681	Series 2005-AR3, Class 1A1, VAR, 2.743%, 03/25/35	3,704

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
389	Series 2005-AR8, Class 2A1, VAR, 2.695%, 06/25/35	391
318	Series 2005-AR16, Class 2A1, VAR, 2.686%, 02/25/34	321
507	Series 2006-2, Class APO, PO, 03/25/36	330
193	Series 2006-4, Class 1APO, PO, 04/25/36	163
977	Series 2007-7, Class A7, 6.000%, 06/25/37	979
286	Series 2007-11, Class A14, 6.000%, 08/25/37	283

		186,209

	Total Collateralized Mortgage Obligations (Cost $717,023)	754,915

Commercial Mortgage-Backed Securities — 3.3%
	A10 Securitization LLC,
277	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	277
2,911	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	2,894
1,293	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	1,291
	A10 Term Asset Financing LLC,
2,327	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	2,337
696	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	701
	ACRE Commercial Mortgage Trust, (Cayman Islands),
610	Series 2014-FL2, Class B, VAR, 2.249%, 08/15/31 (e)	604
710	Series 2014-FL2, Class C, VAR, 2.699%, 08/15/31 (e)	704
400	Series 2014-FL2, Class D, VAR, 3.599%, 08/15/31 (e)	397
	BAMLL Commercial Mortgage Securities Trust,
560	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	561
1,300	Series 2014-520M, Class C, VAR, 4.354%, 08/15/46 (e)	1,235
	Banc of America Commercial Mortgage Trust,
1,941	Series 2006-4, Class A4, 5.634%, 07/10/46	1,961
847	Series 2006-5, Class A4, 5.414%, 09/10/47	863
1,274	Series 2007-5, Class A4, 5.492%, 02/10/51	1,325
298	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	298
	BB-UBS Trust,
4,400	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,466
2,500	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	2,478
	Bear Stearns Commercial Mortgage Securities Trust,
1,489	Series 2005-PWR8, Class X1, IO, VAR, 0.413%, 06/11/41 (e)	—	(h)
673	Series 2006-PW11, Class A4, VAR, 5.653%, 03/11/39	673
80,362	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.548%, 12/11/49 (e)	274
900	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class A, VAR, 0.997%, 02/15/31 (e)	895
	COBALT CMBS Commercial Mortgage Trust,
476	Series 2006-C1, Class A4, 5.223%, 08/15/48	487
15,684	Series 2006-C1, Class IO, IO, VAR, 0.979%, 08/15/48	104
	COMM Mortgage Trust,
2,870	Series 2012-CR2, Class XA, IO, VAR, 1.993%, 08/15/45	251
3,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	3,773
1,060	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	1,053
1,400	Series 2014-TWC, Class A, VAR, 1.047%, 02/13/32 (e)	1,391
1,156	Series 2015-CR24, Class A5, 3.696%, 08/10/55	1,191
2,812	Series 2015-CR25, Class A4, 3.759%, 08/10/48	2,906
96	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.136%, 11/17/26 (e)	96
300	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 6.021%, 07/10/38	304
445	Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3, VAR, 5.850%, 03/15/39	446
3,018	CSMC, Series 2014-ICE, Class A, VAR, 1.050%, 04/15/27 (e)	3,005

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,557	Series K029, Class A2, VAR, 3.320%, 02/25/23	2,697
10,000	Series K037, Class A2, 3.490%, 01/25/24	10,576
872	Series KJ02, Class A2, 2.597%, 09/25/20	890
5,500	Series KPLB, Class A, 2.770%, 05/25/25	5,460
1,000	Series KS01, Class A2, 2.522%, 01/25/23	1,008
2,500	Series KSMC, Class A2, 2.615%, 01/25/23	2,524
127	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	127
1,928	Government National Mortgage Association, Series 2014-168, Class VA, VAR, 3.400%, 01/16/37	2,024
1,330	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	1,349
488	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	493
1,000	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	1,012
	JP Morgan Chase Commercial Mortgage Securities Trust,
186	Series 2005-CB11, Class AJ, VAR, 5.587%, 08/12/37	186
400	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	399
984	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,033
998	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	1,042
	LB-UBS Commercial Mortgage Trust,
154	Series 2006-C1, Class A4, 5.156%, 02/15/31	154
35,717	Series 2006-C7, Class XW, IO, VAR, 0.849%, 11/15/38 (e)	193
300	Series 2007-C1, Class AM, 5.455%, 02/15/40	310
813	Series 2007-C2, Class A3, 5.430%, 02/15/40	840
	ML-CFC Commercial Mortgage Trust,
1,828	Series 2006-1, Class A4, VAR, 5.654%, 02/12/39	1,827
21,459	Series 2006-4, Class XC, IO, VAR, 0.806%, 12/12/49 (e)	115
2,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,089
	Morgan Stanley Capital I Trust,
32,405	Series 2006-IQ12, Class X1, IO, VAR, 0.638%, 12/15/43 (e)	110
63,097	Series 2007-HQ11, Class X, IO, VAR, 0.380%, 02/12/44 (e)	134
764	Series 2011-C3, Class A3, 4.054%, 07/15/49	806
	Morgan Stanley Re-REMIC Trust,
753	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	743
2,199	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	2,187
1,800	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,643
	NCUA Guaranteed Notes Trust,
14,165	Series 2010-C1, Class A2, 2.900%, 10/29/20	14,224
5,859	Series 2010-C1, Class APT, 2.650%, 10/29/20	5,874
	NorthStar, (Cayman Islands),
896	Series 2013-1A, Class A, VAR, 2.047%, 08/25/29 (e)	897
1,392	Series 2013-1A, Class B, VAR, 5.197%, 08/25/29 (e)	1,406
475	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	474
	PFP III Ltd., (Cayman Islands),
1,380	Series 2015-2, Class A, VAR, 1.646%, 07/14/34 (e)	1,381
1,055	Series 2015-2, Class C, VAR, 3.447%, 07/14/34 (e)	1,055
730	Series 2015-2, Class D, VAR, 4.197%, 07/14/34 (e)	730
	RAIT Trust,
1,765	Series 2014-FL3, Class A, VAR, 1.447%, 12/15/31 (e)	1,761
1,986	Series 2014-FL3, Class AS, VAR, 1.997%, 12/15/31 (e)	1,976
736	Series 2014-FL3, Class B, VAR, 2.847%, 12/15/31 (e)	731
1,759	Series 2015-FL4, Class A, VAR, 1.547%, 12/15/31 (e)	1,742
1,450	Series 2015-FL4, Class AS, VAR, 1.947%, 12/15/31 (e)	1,451
664	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	672

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
703	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	713
	Resource Capital Corp., Ltd., (Cayman Islands),
600	Series 2015-CRE4, Class A, VAR, 1.597%, 08/15/32 (e)	594
1,151	Series 2015-CRE4, Class B, VAR, 3.197%, 08/15/32 (e)	1,134
1,502	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	1,502
2,236	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,334
	UBS-Barclays Commercial Mortgage Trust,
1,053	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,091
10,035	Series 2012-C2, Class XA, IO, VAR, 1.874%, 05/10/63 (e)	653
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	868
	VNDO Mortgage Trust,
1,398	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	1,403
5,000	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	5,280
	Wells Fargo Commercial Mortgage Trust,
2,500	Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	2,525
1,094	Series 2015-C30, Class A4, 3.664%, 09/15/58	1,127
401	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	401
	WFRBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,843
800	Series 2012-C6, Class A4, 3.440%, 04/15/45	831
400	Series 2013-C11, Class D, VAR, 4.319%, 03/15/45 (e)	374

	Total Commercial Mortgage-Backed Securities (Cost $137,222)	138,259

Corporate Bonds — 19.6%
	Consumer Discretionary — 1.4%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
591	3.750%, 12/01/21	598
675	4.250%, 03/01/21	707
173	4.950%, 07/02/64	143
1,000	5.250%, 12/01/41	920

		2,368

	Automobiles — 0.1%
	Daimler Finance North America LLC,
532	1.875%, 01/11/18 (e)	530
305	2.250%, 03/02/20 (e)	300
981	2.375%, 08/01/18 (e)	987
739	2.625%, 09/15/16 (e)	747
1,425	2.950%, 01/11/17 (e)	1,444
526	Hyundai Capital America, 2.400%, 10/30/18 (e)	522

		4,530

	Hotels, Restaurants & Leisure — 0.0% (g)
718	Starbucks Corp., 2.700%, 06/15/22	724

	Internet & Catalog Retail — 0.1%
	Amazon.com, Inc.,
1,448	3.800%, 12/05/24	1,505
1,435	4.800%, 12/05/34	1,508

		3,013

	Media — 0.9%
	21st Century Fox America, Inc.,
100	6.200%, 12/15/34	116
400	6.650%, 11/15/37	472
250	6.900%, 08/15/39	304
1,075	7.300%, 04/30/28	1,300
505	8.000%, 10/17/16	535
430	8.875%, 04/26/23	563
	CBS Corp.,
265	3.375%, 03/01/22	264
475	3.700%, 08/15/24	466
792	4.000%, 01/15/26	786
345	4.600%, 01/15/45	308
360	4.900%, 08/15/44	336
140	5.500%, 05/15/33	139
	CCO Safari II LLC,
1,797	4.464%, 07/23/22 (e)	1,817
703	6.384%, 10/23/35 (e)	728
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	349
	Comcast Corp.,
347	3.375%, 08/15/25	354
555	4.200%, 08/15/34	550
1,082	4.250%, 01/15/33	1,082
400	6.450%, 03/15/37	505
1,355	6.500%, 11/15/35	1,724

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	Cox Communications, Inc.,
446	3.250%, 12/15/22 (e)	410
885	4.800%, 02/01/35 (e)	750
125	8.375%, 03/01/39 (e)	141
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	516
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
1,297	3.800%, 03/15/22	1,326
376	3.950%, 01/15/25	376
1,000	4.600%, 02/15/21	1,071
2,000	6.000%, 08/15/40	2,092
	Discovery Communications LLC,
1,016	4.375%, 06/15/21	1,050
569	4.950%, 05/15/42	480
	Grupo Televisa SAB, (Mexico),
221	4.625%, 01/30/26	222
200	6.125%, 01/31/46	200
1,197	Historic TW, Inc., 9.150%, 02/01/23	1,563
	NBCUniversal Media LLC,
275	2.875%, 01/15/23	276
310	4.375%, 04/01/21	339
800	5.950%, 04/01/41	974
515	6.400%, 04/30/40	648
296	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	294
	Thomson Reuters Corp., (Canada),
482	3.850%, 09/29/24	476
1,278	3.950%, 09/30/21	1,328
441	4.500%, 05/23/43	390
325	4.700%, 10/15/19	350
	Time Warner Cable, Inc.,
359	5.500%, 09/01/41	330
1,218	5.850%, 05/01/17	1,277
400	6.550%, 05/01/37	405
800	8.250%, 04/01/19	926
300	Time Warner Cos., Inc., 7.570%, 02/01/24	371
1,410	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	1,698
	Time Warner, Inc.,
1,700	3.600%, 07/15/25	1,684
555	4.750%, 03/29/21	602
313	5.375%, 10/15/41	325
150	6.200%, 03/15/40	168
172	6.250%, 03/29/41	194
265	6.500%, 11/15/36	306
250	7.625%, 04/15/31	315
171	7.700%, 05/01/32	218
	Viacom, Inc.,
235	2.750%, 12/15/19	233
600	3.125%, 06/15/22	567
67	3.250%, 03/15/23	62
808	3.875%, 12/15/21	798
464	4.375%, 03/15/43	342
250	4.500%, 02/27/42	192
262	4.850%, 12/15/34	223
52	6.250%, 04/30/16	53
333	Walt Disney Co. (The), 0.450%, 12/01/15	333

		39,592

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
516	2.875%, 02/15/23	476
462	4.375%, 09/01/23	470
526	4.500%, 12/15/34	450
157	5.125%, 01/15/42	141
230	7.450%, 07/15/17	250
455	Nordstrom, Inc., 4.000%, 10/15/21	481
200	Target Corp., 6.000%, 01/15/18	219

		2,487

	Specialty Retail — 0.1%
217	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	196
502	Gap, Inc. (The), 5.950%, 04/12/21	526
	Home Depot, Inc. (The),
620	2.625%, 06/01/22	621
517	4.250%, 04/01/46	527
1,785	5.400%, 03/01/16	1,806
	Lowe’s Cos., Inc.,
268	3.375%, 09/15/25	272
739	4.650%, 04/15/42	776
326	5.125%, 11/15/41	361
750	Series B, 7.110%, 05/15/37	977

		6,062

	Total Consumer Discretionary	58,776

	Consumer Staples — 0.9%
	Beverages — 0.2%
	Anheuser-Busch Cos. LLC,
600	5.500%, 01/15/18	645
920	5.750%, 04/01/36	998
900	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	921

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Beverages — continued
94	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	110
750	Brown-Forman Corp., 4.500%, 07/15/45	781
	Diageo Capital plc, (United Kingdom),
264	1.500%, 05/11/17	264
510	4.828%, 07/15/20	562
255	Diageo Investment Corp., 8.000%, 09/15/22	325
355	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	354
	PepsiCo, Inc.,
287	1.250%, 08/13/17	288
368	3.000%, 08/25/21	379
852	3.100%, 07/17/22	875
59	7.900%, 11/01/18	69
500	VAR, 0.617%, 02/26/16	500
698	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	718

		7,789

	Food & Staples Retailing — 0.3%
858	Costco Wholesale Corp., 2.250%, 02/15/22	848
	CVS Health Corp.,
189	3.500%, 07/20/22	194
536	4.000%, 12/05/23	563
229	4.875%, 07/20/35	239
322	5.300%, 12/05/43	351
1,005	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	1,109
	Kroger Co. (The),
900	4.000%, 02/01/24	937
1,100	5.000%, 04/15/42	1,131
2,480	7.500%, 04/01/31	3,169
291	Sysco Corp., 3.750%, 10/01/25	296
1,031	Walgreen Co., 3.100%, 09/15/22	1,001
	Walgreens Boots Alliance, Inc.,
544	3.300%, 11/18/21	542
663	3.800%, 11/18/24	651
386	4.500%, 11/18/34	355
400	4.800%, 11/18/44	366
	Wal-Mart Stores, Inc.,
762	5.250%, 09/01/35	874
255	6.200%, 04/15/38	323
350	7.550%, 02/15/30	495

		13,444

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
95	3.500%, 11/24/20	96
1,415	8.500%, 06/15/19	1,655
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	200
	Cargill, Inc.,
600	3.300%, 03/01/22 (e)	606
535	4.307%, 05/14/21 (e)	576
850	7.350%, 03/06/19 (e)	987
	ConAgra Foods, Inc.,
223	1.300%, 01/25/16	223
227	2.100%, 03/15/18	225
365	Kellogg Co., 1.750%, 05/17/17	366
	Kraft Foods Group, Inc.,
814	3.500%, 06/06/22	827
694	5.000%, 06/04/42	706
1,187	6.125%, 08/23/18	1,312
2,353	6.875%, 01/26/39	2,883
	Mead Johnson Nutrition Co.,
153	2.650%, 11/03/22	155
317	3.000%, 11/15/20	317
1,500	Mondelez International, Inc., 4.000%, 02/01/24	1,553
777	Tyson Foods, Inc., 3.950%, 08/15/24	796

		13,483

	Household Products — 0.1%
	Kimberly-Clark Corp.,
220	2.400%, 03/01/22	219
426	3.050%, 08/15/25	425
71	7.500%, 11/01/18	83
643	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	763
140	Procter & Gamble Co. (The), 5.500%, 02/01/34	167

		1,657

	Total Consumer Staples	36,373

	Energy — 2.1%
	Energy Equipment & Services — 0.2%
199	Cameron International Corp., 4.000%, 12/15/23	203
348	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	248
175	Ensco plc, (United Kingdom), 5.200%, 03/15/25	144
	Halliburton Co.,
204	3.375%, 11/15/22	205
714	3.500%, 08/01/23	712

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
193	4.850%, 11/15/35	195
1,620	7.450%, 09/15/39	2,130
	Nabors Industries, Inc.,
200	4.625%, 09/15/21	181
200	5.000%, 09/15/20	190
188	National Oilwell Varco, Inc., 1.350%, 12/01/17	186
	Noble Holding International Ltd., (Cayman Islands),
115	3.950%, 03/15/22	87
238	4.000%, 03/16/18	225
83	5.250%, 03/15/42	53
300	6.050%, 03/01/41	200
363	6.950%, 04/01/45	262
441	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	451
	Transocean, Inc., (Cayman Islands),
361	4.300%, 10/15/22	231
513	6.500%, 11/15/20	405
648	6.875%, 12/15/21	487
100	7.500%, 04/15/31	64
198	7.850%, 12/15/41	129
	Weatherford International Ltd., (Bermuda),
311	4.500%, 04/15/22	244
113	5.950%, 04/15/42	72
110	6.500%, 08/01/36	70
350	9.875%, 03/01/39	316

		7,690

	Oil, Gas & Consumable Fuels — 1.9%
160	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	157
330	Anadarko Petroleum Corp., 8.700%, 03/15/19	386
	Apache Corp.,
138	3.250%, 04/15/22	136
556	4.750%, 04/15/43	525
500	6.900%, 09/15/18	562
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	243
338	Boardwalk Pipelines LP, 4.950%, 12/15/24	307
	BP Capital Markets plc, (United Kingdom),
92	1.375%, 11/06/17	92
929	1.846%, 05/05/17	937
1,283	2.237%, 05/10/19	1,284
1,182	2.750%, 05/10/23	1,144
451	3.506%, 03/17/25	453
1,337	3.814%, 02/10/24	1,373
	Buckeye Partners LP,
500	4.350%, 10/15/24	450
330	4.875%, 02/01/21	330
770	5.850%, 11/15/43	630
200	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	255
	Canadian Natural Resources Ltd., (Canada),
401	3.900%, 02/01/25	378
350	6.250%, 03/15/38	363
1,000	6.750%, 02/01/39	1,078
	Cenovus Energy, Inc., (Canada),
208	3.000%, 08/15/22	192
356	4.450%, 09/15/42	281
759	6.750%, 11/15/39	792
	Chevron Corp.,
560	2.355%, 12/05/22	544
1,000	4.950%, 03/03/19	1,102
1,852	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	1,824
1,789	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	1,835
230	Conoco Funding Co., (Canada), 7.250%, 10/15/31	289
	ConocoPhillips,
325	5.200%, 05/15/18	351
525	5.750%, 02/01/19	584
150	6.000%, 01/15/20	171
200	6.500%, 02/01/39	239
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,085
	ConocoPhillips Co.,
205	2.200%, 05/15/20	204
571	3.350%, 11/15/24	563
374	3.350%, 05/15/25	366
	Devon Energy Corp.,
750	3.250%, 05/15/22	716
522	4.750%, 05/15/42	455
360	6.300%, 01/15/19	397
	Ecopetrol S.A., (Colombia),
533	4.125%, 01/16/25	456
773	5.375%, 06/26/26	699
	Encana Corp., (Canada),
545	6.500%, 05/15/19	584
150	6.500%, 08/15/34	135

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Energy Transfer Partners LP,
448	3.600%, 02/01/23	390
964	4.750%, 01/15/26	863
364	5.150%, 03/15/45	275
925	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	911
	EnLink Midstream Partners LP,
140	2.700%, 04/01/19	135
838	4.150%, 06/01/25	740
500	5.050%, 04/01/45	387
	Enterprise Products Operating LLC,
506	3.700%, 02/15/26	476
343	3.750%, 02/15/25	325
475	3.900%, 02/15/24	462
486	4.900%, 05/15/46	434
155	4.950%, 10/15/54	130
318	5.100%, 02/15/45	289
	EOG Resources, Inc.,
379	2.625%, 03/15/23	368
600	4.100%, 02/01/21	639
1,000	Exxon Mobil Corp., 2.397%, 03/06/22	992
950	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	890
180	Hess Corp., 7.875%, 10/01/29	213
	Kerr-McGee Corp.,
200	6.950%, 07/01/24	233
1,700	7.875%, 09/15/31	2,093
	Magellan Midstream Partners LP,
353	3.200%, 03/15/25	321
1,127	5.150%, 10/15/43	1,039
250	6.550%, 07/15/19	278
	Marathon Oil Corp.,
833	3.850%, 06/01/25	747
902	5.900%, 03/15/18	964
1,620	6.000%, 10/01/17	1,718
578	Marathon Petroleum Corp., 3.625%, 09/15/24	560
	Noble Energy, Inc.,
314	5.050%, 11/15/44	284
568	5.625%, 05/01/21	574
432	5.875%, 06/01/22	433
	Occidental Petroleum Corp.,
402	1.750%, 02/15/17	404
1,022	3.500%, 06/15/25	1,029
	ONEOK Partners LP,
1,000	3.800%, 03/15/20	977
2,000	4.900%, 03/15/25	1,809
350	6.650%, 10/01/36	310
	Petrobras Global Finance B.V., (Netherlands),
841	4.375%, 05/20/23	582
1,020	5.375%, 01/27/21	807
2,622	6.250%, 03/17/24	2,059
110	6.750%, 01/27/41	75
350	6.850%, 06/05/15[1]	234
175	7.875%, 03/15/19	163
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	352
1,045	6.800%, 05/15/38	1,284
	Petroleos Mexicanos, (Mexico),
370	4.250%, 01/15/25 (e)	347
974	4.500%, 01/23/26 (e)	918
393	4.875%, 01/18/24	385
492	5.500%, 06/27/44 (e)	403
617	5.625%, 01/23/46 (e)	514
846	6.375%, 01/23/45	780
250	6.625%, 06/15/35	244
	Phillips 66,
314	2.950%, 05/01/17	320
182	4.300%, 04/01/22	191
	Plains All American Pipeline LP/PAA Finance Corp.,
323	2.600%, 12/15/19	309
1,000	3.600%, 11/01/24	868
2,500	4.650%, 10/15/25	2,345
1,480	4.900%, 02/15/45	1,156
831	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	867
	Spectra Energy Capital LLC,
500	3.300%, 03/15/23	441
1,500	5.650%, 03/01/20	1,599
500	6.200%, 04/15/18	532
400	8.000%, 10/01/19	458
	Spectra Energy Partners LP,
524	2.950%, 09/25/18	525
452	5.950%, 09/25/43	464
	Statoil ASA, (Norway),
906	1.150%, 05/15/18	896

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
353	1.200%, 01/17/18	350
406	2.450%, 01/17/23	390
1,071	2.650%, 01/15/24	1,032
313	2.750%, 11/10/21	312
467	3.125%, 08/17/17	482
300	3.150%, 01/23/22	305
456	3.250%, 11/10/24	456
253	4.250%, 11/23/41	250
	Suncor Energy, Inc., (Canada),
180	5.950%, 12/01/34	200
250	6.850%, 06/01/39	308
	Sunoco Logistics Partners Operations LP,
259	4.250%, 04/01/24	234
531	4.400%, 04/01/21	529
170	5.300%, 04/01/44	132
1,133	5.350%, 05/15/45	882
	Talisman Energy, Inc., (Canada),
1,125	5.500%, 05/15/42	898
185	5.850%, 02/01/37	158
190	6.250%, 02/01/38	156
850	7.750%, 06/01/19	922
554	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	508
	Tosco Corp.,
310	7.800%, 01/01/27	396
400	8.125%, 02/15/30	531
124	Total Capital Canada Ltd., (Canada), VAR, 0.700%, 01/15/16	124
	Total Capital International S.A., (France),
135	0.750%, 01/25/16	135
262	1.500%, 02/17/17	263
508	1.550%, 06/28/17	510
233	2.700%, 01/25/23	229
500	2.750%, 06/19/21	504
370	3.750%, 04/10/24	385
1,400	Total Capital S.A., (France), 2.300%, 03/15/16	1,407
	TransCanada PipeLines Ltd., (Canada),
550	6.200%, 10/15/37	607
340	6.500%, 08/15/18	378
1,100	7.250%, 08/15/38	1,369
74	Western Gas Partners LP, 5.375%, 06/01/21	77

		83,176

	Total Energy	90,866

	Financials — 8.5%
	Banks — 3.4%
	ABN AMRO Bank N.V., (Netherlands),
1,594	1.800%, 06/04/18 (e)	1,586
669	2.500%, 10/30/18 (e)	676
616	4.750%, 07/28/25 (e)	619
	ANZ New Zealand International Ltd., (New Zealand),
750	2.600%, 09/23/19 (e)	755
402	2.850%, 08/06/20 (e)	408
	Australia & New Zealand Banking Group Ltd., (Australia),
900	1.450%, 05/15/18	893
1,268	2.400%, 11/23/16 (e)	1,285
228	4.875%, 01/12/21 (e)	253
	Bank of America Corp.,
600	2.000%, 01/11/18	602
150	3.300%, 01/11/23	150
520	3.625%, 03/17/16	524
4,752	3.875%, 08/01/25	4,863
972	4.000%, 04/01/24	1,004
547	4.100%, 07/24/23	572
851	4.250%, 10/22/26	854
2,065	5.000%, 05/13/21	2,272
2,730	5.625%, 10/14/16	2,834
740	5.625%, 07/01/20	832
420	5.750%, 12/01/17	452
400	5.875%, 01/05/21	456
2,996	6.400%, 08/28/17	3,236
1,564	6.875%, 04/25/18	1,741
875	7.625%, 06/01/19	1,025
1,510	7.800%, 09/15/16	1,585
900	Series L, 2.250%, 04/21/20	886
1,500	Series L, 2.650%, 04/01/19	1,517
921	Series L, 3.950%, 04/21/25	910
645	Series L, 5.650%, 05/01/18	699
	Bank of Montreal, (Canada),
811	1.400%, 09/11/17	811
855	2.375%, 01/25/19	866
1,106	2.550%, 11/06/22	1,097
	Bank of Nova Scotia (The), (Canada),
2,000	1.450%, 04/25/18	1,985
1,100	1.700%, 06/11/18	1,100
1,275	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 02/23/17 (e)	1,286

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,600	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	1,602
	Barclays Bank plc, (United Kingdom),
276	2.250%, 05/10/17 (e)	280
324	3.750%, 05/15/24	330
310	5.000%, 09/22/16	320
1,000	6.050%, 12/04/17 (e)	1,072
	Barclays plc, (United Kingdom),
792	2.875%, 06/08/20	794
508	3.650%, 03/16/25	493
435	5.250%, 08/17/45	450
	BB&T Corp.,
900	2.625%, 06/29/20	910
750	3.950%, 04/29/16	760
740	5.250%, 11/01/19	813
380	6.850%, 04/30/19	435
632	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	632
695	Branch Banking & Trust Co., 5.625%, 09/15/16	719
1,952	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	1,954
1,650	Capital One Bank USA N.A., 3.375%, 02/15/23	1,630
978	Capital One N.A., 2.350%, 08/17/18	978
	Citigroup, Inc.,
1,000	1.700%, 04/27/18	995
507	1.800%, 02/05/18	507
800	1.850%, 11/24/17	800
1,096	2.150%, 07/30/18	1,102
500	2.400%, 02/18/20	499
871	3.750%, 06/16/24	894
433	3.875%, 10/25/23	450
1,200	4.300%, 11/20/26	1,209
569	4.400%, 06/10/25	578
555	4.650%, 07/30/45	565
250	5.300%, 05/06/44	262
865	5.500%, 09/13/25	950
321	5.875%, 01/30/42	375
2,154	6.000%, 08/15/17	2,317
475	6.125%, 11/21/17	516
250	6.625%, 01/15/28	306
400	8.125%, 07/15/39	585
148	Comerica, Inc., 3.800%, 07/22/26	147
1,080	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	1,094
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
1,000	2.250%, 01/14/20	1,001
455	3.375%, 01/19/17	466
789	3.875%, 02/08/22	834
1,488	4.375%, 08/04/25	1,519
500	5.800%, 09/30/10[2] (e)	543
	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom),
250	2.750%, 03/26/20 (e)	249
340	3.750%, 03/26/25 (e)	333
484	4.875%, 05/15/45 (e)	484
	Discover Bank,
343	2.600%, 11/13/18	344
1,000	3.200%, 08/09/21	990
601	4.200%, 08/08/23	625
	Fifth Third Bancorp,
70	2.300%, 03/01/19	70
958	2.875%, 07/27/20	962
760	5.450%, 01/15/17	793
	Fifth Third Bank,
600	2.375%, 04/25/19	604
340	2.875%, 10/01/21	338
	HSBC Bank plc, (United Kingdom),
1,438	1.500%, 05/15/18 (e)	1,429
666	4.125%, 08/12/20 (e)	716
575	4.750%, 01/19/21 (e)	635
	HSBC Holdings plc, (United Kingdom),
1,056	4.000%, 03/30/22	1,114
939	4.250%, 08/18/25	945
530	4.875%, 01/14/22	584
600	6.100%, 01/14/42	755
	Huntington National Bank (The),
250	2.000%, 06/30/18	250
858	2.875%, 08/20/20	857
680	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	683
729	KeyBank N.A., 3.180%, 05/22/22	737
	KeyCorp,
315	2.900%, 09/15/20	315
300	5.100%, 03/24/21	331
651	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	651
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,290

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Mizuho Bank Ltd., (Japan),
393	1.800%, 03/26/18 (e)	391
623	2.650%, 09/25/19 (e)	627
270	MUFG Americas Holdings Corp., 2.250%, 02/10/20	267
	National Australia Bank Ltd., (Australia),
1,500	2.000%, 06/20/17 (e)	1,514
1,000	3.000%, 07/27/16 (e)	1,014
250	National City Bank, 5.800%, 06/07/17	265
	Nordea Bank AB, (Sweden),
1,000	1.625%, 05/15/18 (e)	996
1,800	3.125%, 03/20/17 (e)	1,842
945	4.875%, 05/13/21 (e)	1,021
400	PNC Bank N.A., 6.875%, 04/01/18	441
182	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	186
	PNC Funding Corp.,
709	3.300%, 03/08/22	730
567	4.375%, 08/11/20	615
950	5.625%, 02/01/17	993
595	6.700%, 06/10/19	685
	Royal Bank of Canada, (Canada),
985	1.200%, 09/19/17	982
1,450	1.875%, 02/05/20	1,438
1,789	2.000%, 10/01/18	1,802
1,000	2.200%, 07/27/18	1,011
402	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	401
927	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	911
1,148	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	1,140
1,300	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,350
880	SunTrust Banks, Inc., 6.000%, 09/11/17	942
1,411	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	1,431
	Toronto-Dominion Bank (The), (Canada),
2,350	1.500%, 03/13/17 (e)	2,358
521	2.250%, 11/05/19	523
	U.S. Bancorp,
550	1.650%, 05/15/17	554
540	3.000%, 03/15/22	552
566	4.125%, 05/24/21	614
1,277	7.500%, 06/01/26	1,644
896	U.S. Bank N.A., 2.800%, 01/27/25	874
6,606	Wachovia Corp., 5.750%, 02/01/18	7,179
	Wells Fargo & Co.,
2,174	2.600%, 07/22/20	2,190
453	3.000%, 02/19/25	440
850	3.500%, 03/08/22	882
484	4.100%, 06/03/26	492
694	4.300%, 07/22/27	715
702	4.480%, 01/16/24	744
500	4.600%, 04/01/21	548
920	4.650%, 11/04/44	901
1,280	5.606%, 01/15/44	1,430
2,350	5.625%, 12/11/17	2,541
1,200	Series N, 2.150%, 01/30/20	1,195
1,045	SUB, 3.676%, 06/15/16	1,061
	Wells Fargo Bank N.A.,
1,000	5.600%, 03/15/16	1,014
250	5.750%, 05/16/16	256
250	6.000%, 11/15/17	271
	Westpac Banking Corp., (Australia),
338	2.000%, 03/03/20 (e)	335
2,141	4.875%, 11/19/19	2,347

		146,059

	Capital Markets — 1.8%
1,500	Ameriprise Financial, Inc., 4.000%, 10/15/23	1,579
	Bank of New York Mellon Corp. (The),
880	2.200%, 03/04/19	886
909	2.400%, 01/17/17	922
700	3.250%, 09/11/24	705
413	3.550%, 09/23/21	435
760	4.600%, 01/15/20	828
950	Series 0012, 3.650%, 02/04/24	989
	BlackRock, Inc.,
660	3.375%, 06/01/22	682
540	3.500%, 03/18/24	555
385	6.250%, 09/15/17	418
867	Series 2, 5.000%, 12/10/19	964
	Blackstone Holdings Finance Co. LLC,
429	4.450%, 07/15/45 (e)	405
1,940	5.875%, 03/15/21 (e)	2,228
340	Charles Schwab Corp. (The), 3.225%, 09/01/22	346
	Credit Suisse AG, (Switzerland),
417	1.750%, 01/29/18	417
728	2.300%, 05/28/19	732

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
271	3.000%, 10/29/21	272
402	3.625%, 09/09/24	405
	Deutsche Bank AG, (Germany),
591	1.875%, 02/13/18	589
1,600	2.950%, 08/20/20	1,604
805	6.000%, 09/01/17	858
500	FMR LLC, 6.450%, 11/15/39 (e)	619
	Goldman Sachs Group, Inc. (The),
952	2.600%, 04/23/20	957
545	2.625%, 01/31/19	555
453	2.750%, 09/15/20	456
764	2.900%, 07/19/18	783
557	3.500%, 01/23/25	555
3,060	3.625%, 02/07/16	3,076
525	3.750%, 05/22/25	532
800	4.000%, 03/03/24	828
115	4.250%, 10/21/25	115
848	5.250%, 07/27/21	950
1,366	5.375%, 03/15/20	1,521
1,200	5.750%, 01/24/22	1,376
4,310	5.950%, 01/18/18	4,679
420	6.150%, 04/01/18	460
685	6.750%, 10/01/37	821
2,678	7.500%, 02/15/19	3,118
949	Series D, 6.000%, 06/15/20	1,084
	ING Bank N.V., (Netherlands),
500	1.375%, 03/07/16 (e)	501
1,445	3.750%, 03/07/17 (e)	1,486
	Invesco Finance plc, (United Kingdom),
390	3.750%, 01/15/26	395
657	4.000%, 01/30/24	682
	Jefferies Group LLC,
1,015	5.125%, 04/13/18	1,064
1,010	6.450%, 06/08/27	1,068
880	6.875%, 04/15/21	992
	Macquarie Bank Ltd., (Australia),
291	2.600%, 06/24/19 (e)	292
1,000	2.850%, 07/29/20 (e)	1,008
1,000	4.000%, 07/29/25 (e)	1,019
3,220	5.000%, 02/22/17 (e)	3,349
	Macquarie Group Ltd., (Australia),
1,200	6.000%, 01/14/20 (e)	1,323
1,650	6.250%, 01/14/21 (e)	1,858
	Morgan Stanley,
179	2.375%, 07/23/19	180
500	2.650%, 01/27/20	504
2,365	2.800%, 06/16/20	2,391
1,250	3.700%, 10/23/24	1,271
703	3.950%, 04/23/27	687
2,873	4.000%, 07/23/25	2,983
480	4.350%, 09/08/26	488
871	5.000%, 11/24/25	939
1,000	5.450%, 01/09/17	1,045
1,021	5.500%, 07/24/20	1,148
380	5.500%, 07/28/21	431
1,265	5.625%, 09/23/19	1,408
360	5.750%, 01/25/21	410
400	6.625%, 04/01/18	443
970	7.300%, 05/13/19	1,130
	Nomura Holdings, Inc., (Japan),
1,050	4.125%, 01/19/16	1,054
547	6.700%, 03/04/20	632
	State Street Corp.,
369	3.100%, 05/15/23	367
2,792	3.550%, 08/18/25	2,878
1,164	3.700%, 11/20/23	1,216
379	TD Ameritrade Holding Corp., 2.950%, 04/01/22	378
	UBS AG, (Switzerland),
365	4.875%, 08/04/20	404
244	5.750%, 04/25/18	265
247	5.875%, 12/20/17	267

		77,260

	Consumer Finance — 0.9%
700	American Express Co., 7.000%, 03/19/18	781
	American Express Credit Corp.,
1,140	1.800%, 07/31/18	1,138
480	2.375%, 03/24/17	487
1,455	2.375%, 05/26/20	1,454
1,028	2.800%, 09/19/16	1,043
714	Series F, 2.600%, 09/14/20	718
	American Honda Finance Corp.,
363	1.500%, 09/11/17 (e)	363
533	1.600%, 02/16/18 (e)	533
565	2.125%, 02/28/17 (e)	572
417	2.250%, 08/15/19	420
1,599	2.600%, 09/20/16 (e)	1,622
150	7.625%, 10/01/18 (e)	173

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
	Capital One Financial Corp.,
750	3.200%, 02/05/25	724
1,281	3.500%, 06/15/23	1,290
462	4.200%, 10/29/25	460
	Caterpillar Financial Services Corp.,
882	2.250%, 12/01/19	886
402	2.850%, 06/01/22	401
560	5.500%, 03/15/16	568
340	7.050%, 10/01/18	387
585	7.150%, 02/15/19	678
	Ford Motor Credit Co. LLC,
472	1.684%, 09/08/17	468
340	2.145%, 01/09/18	338
991	2.240%, 06/15/18	985
513	2.375%, 03/12/19	506
1,653	3.000%, 06/12/17	1,673
1,917	3.984%, 06/15/16	1,942
1,162	4.134%, 08/04/25	1,164
561	4.207%, 04/15/16	568
200	4.250%, 09/20/22	207
803	VAR, 1.594%, 05/09/16	805
	General Motors Financial Co., Inc.,
489	3.100%, 01/15/19	489
1,091	3.200%, 07/13/20	1,076
207	HSBC Finance Corp., 7.350%, 11/27/32	258
	HSBC USA, Inc.,
800	1.625%, 01/16/18	798
1,077	2.350%, 03/05/20	1,071
2,469	2.750%, 08/07/20	2,483
	John Deere Capital Corp.,
759	1.200%, 10/10/17	756
335	1.700%, 01/15/20	328
400	2.450%, 09/11/20	401
233	3.150%, 10/15/21	239
874	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	873
	PACCAR Financial Corp.,
626	1.400%, 05/18/18	621
663	1.600%, 03/15/17	667
	Toyota Motor Credit Corp.,
412	1.450%, 01/12/18	412
2,480	2.000%, 09/15/16	2,503
558	2.100%, 01/17/19	563

		36,892

	Diversified Financial Services — 1.1%
1,455	Bank of America N.A., 5.300%, 03/15/17	1,521
	Berkshire Hathaway, Inc.,
2,498	3.400%, 01/31/22	2,635
840	3.750%, 08/15/21	904
725	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	729
	CME Group, Inc.,
1,230	3.000%, 09/15/22	1,239
777	3.000%, 03/15/25	768
285	5.300%, 09/15/43	327
400	Countrywide Financial Corp., 6.250%, 05/15/16	409
	GE Capital International Funding Co., (Ireland),
3,710	2.342%, 11/15/20 (e)	3,701
2,986	3.373%, 11/15/25 (e)	3,021
3,040	4.418%, 11/15/35 (e)	3,118
	General Electric Capital Corp.,
167	1.000%, 12/11/15	167
750	2.300%, 04/27/17	762
573	3.100%, 01/09/23	586
573	3.150%, 09/07/22	586
187	4.625%, 01/07/21	207
602	4.650%, 10/17/21	671
191	5.300%, 02/11/21	217
2,500	5.400%, 02/15/17	2,634
512	5.500%, 01/08/20	580
4,380	5.625%, 05/01/18	4,793
95	5.875%, 01/14/38	117
794	6.750%, 03/15/32	1,041
	Intercontinental Exchange, Inc.,
447	2.500%, 10/15/18	451
884	4.000%, 10/15/23	915
300	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	311
290	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	357
	Private Export Funding Corp.,
5,000	Series EE, 2.800%, 05/15/22	5,082
681	Series KK, 3.550%, 01/15/24	724
	Shell International Finance B.V., (Netherlands),
212	1.125%, 08/21/17	212
804	2.125%, 05/11/20	801
789	4.125%, 05/11/35	787
1,020	4.300%, 09/22/19	1,100

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
1,005	4.375%, 03/25/20	1,090
1,280	6.375%, 12/15/38	1,600
	Siemens Financieringsmaatschappij N.V., (Netherlands),
634	2.900%, 05/27/22 (e)	638
513	4.400%, 05/27/45 (e)	532
300	5.750%, 10/17/16 (e)	312

		45,645

	Insurance — 0.9%
	ACE INA Holdings, Inc.,
380	2.300%, 11/03/20	377
533	2.875%, 11/03/22	530
520	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	674
651	Allstate Corp. (The), 3.150%, 06/15/23	653
	American International Group, Inc.,
674	3.750%, 07/10/25	675
296	3.875%, 01/15/35	268
471	4.125%, 02/15/24	490
1,685	4.700%, 07/10/35	1,685
	Aon Corp.,
402	3.125%, 05/27/16	406
306	6.250%, 09/30/40	354
	Berkshire Hathaway Finance Corp.,
404	1.300%, 05/15/18	403
233	2.450%, 12/15/15	233
233	3.000%, 05/15/22	240
748	4.300%, 05/15/43	729
1,574	4.400%, 05/15/42	1,562
1,810	5.400%, 05/15/18	1,979
120	Chubb Corp. (The), 5.750%, 05/15/18	132
798	CNA Financial Corp., 3.950%, 05/15/24	800
563	Jackson National Life Global Funding, 1.875%, 10/15/18 (e)	562
408	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	439
	Lincoln National Corp.,
345	4.200%, 03/15/22	362
253	4.850%, 06/24/21	274
676	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	673
280	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	302
	MassMutual Global Funding II,
1,500	2.000%, 04/05/17 (e)	1,515
626	2.500%, 10/17/22 (e)	602
540	3.125%, 04/14/16 (e)	545
	MetLife, Inc.,
600	4.875%, 11/13/43	630
555	Series A, 6.817%, 08/15/18	627
	Metropolitan Life Global Funding I,
604	1.500%, 01/10/18 (e)	602
938	1.875%, 06/22/18 (e)	940
400	3.125%, 01/11/16 (e)	401
1,900	3.650%, 06/14/18 (e)	1,985
1,277	3.875%, 04/11/22 (e)	1,344
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	2,644
	New York Life Global Funding,
129	1.950%, 02/11/20 (e)	127
3,951	2.150%, 06/18/19 (e)	3,952
650	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	677
570	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	832
384	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	382
166	Principal Financial Group, Inc., 1.850%, 11/15/17	167
	Principal Life Global Funding II,
304	1.000%, 12/11/15 (e)	304
953	2.250%, 10/15/18 (e)	961
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,297
285	Travelers Cos., Inc. (The), 5.800%, 05/15/18	313

		36,649

	Real Estate Investment Trusts (REITs) — 0.4%
	American Tower Corp.,
450	3.500%, 01/31/23	439
567	5.000%, 02/15/24	603
	American Tower Trust I,
471	1.551%, 03/15/18 (e)	465
750	3.070%, 03/15/23 (e)	731
	Equity Commonwealth,
600	5.875%, 09/15/20	648
1,345	6.650%, 01/15/18	1,430
608	ERP Operating LP, 4.625%, 12/15/21	663
	HCP, Inc.,
492	2.625%, 02/01/20	486
265	3.400%, 02/01/25	246
1,204	3.875%, 08/15/24	1,170
230	4.200%, 03/01/24	231

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
598	4.250%, 11/15/23	604
783	National Retail Properties, Inc., 4.000%, 11/15/25	779
	Prologis LP,
133	3.750%, 11/01/25	133
534	4.250%, 08/15/23	564
	Simon Property Group LP,
917	2.150%, 09/15/17	930
868	3.375%, 10/01/24	875
532	3.750%, 02/01/24	553
579	4.125%, 12/01/21	621
200	4.375%, 03/01/21	217
345	6.125%, 05/30/18	384
	Ventas Realty LP,
242	3.500%, 02/01/25	232
353	3.750%, 05/01/24	347
406	4.125%, 01/15/26	406
	Welltower, Inc.,
223	4.000%, 06/01/25	220
732	4.500%, 01/15/24	754

		14,731

	Thrifts & Mortgage Finance — 0.0% (g)
850	BPCE S.A., (France), 1.625%, 01/26/18	846

	Total Financials	358,082

	Health Care — 1.0%
	Biotechnology — 0.3%
	Amgen, Inc.,
237	2.125%, 05/01/20	234
491	3.625%, 05/22/24	490
1,000	3.875%, 11/15/21	1,053
500	4.950%, 10/01/41	496
2,000	5.150%, 11/15/41	2,026
265	5.650%, 06/15/42	291
680	5.700%, 02/01/19	754
720	5.750%, 03/15/40	783
	Baxalta, Inc.,
500	3.600%, 06/23/22 (e)	496
167	5.250%, 06/23/45 (e)	168
	Biogen, Inc.,
918	3.625%, 09/15/22	934
250	5.200%, 09/15/45	251
	Celgene Corp.,
873	2.875%, 08/15/20	877
1,336	3.250%, 08/15/22	1,335
659	3.625%, 05/15/24	655
633	5.000%, 08/15/45	633
	Gilead Sciences, Inc.,
539	3.250%, 09/01/22	546
632	3.500%, 02/01/25	634
106	4.600%, 09/01/35	108

		12,764

	Health Care Equipment & Supplies — 0.1%
286	Baxter International, Inc., 1.850%, 06/15/18	285
	Becton, Dickinson & Co.,
162	2.675%, 12/15/19	164
243	3.734%, 12/15/24	247
100	5.000%, 05/15/19	109
	Medtronic, Inc.,
821	3.150%, 03/15/22	834
1,025	4.375%, 03/15/35	1,047

		2,686

	Health Care Providers & Services — 0.3%
	Aetna, Inc.,
265	4.500%, 05/15/42	265
440	6.750%, 12/15/37	556
	Anthem, Inc.,
467	2.300%, 07/15/18	471
615	3.125%, 05/15/22	606
280	3.300%, 01/15/23	277
500	4.625%, 05/15/42	484
535	4.650%, 01/15/43	520
648	4.650%, 08/15/44	623
	Cardinal Health, Inc.,
540	2.400%, 11/15/19	542
690	3.750%, 09/15/25	700
900	Express Scripts Holding Co., 3.500%, 06/15/24	898
639	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	630
164	McKesson Corp., 0.950%, 12/04/15	164
588	Memorial Sloan-Kettering Cancer Center, Series 2015, 4.200%, 07/01/55	552
640	Texas Health Resources, 4.330%, 11/15/55	614
	UnitedHealth Group, Inc.,
472	1.900%, 07/16/18	476
173	2.750%, 02/15/23	170
400	2.875%, 03/15/23	397
697	3.350%, 07/15/22	716
1,050	3.375%, 11/15/21	1,088

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
560	4.625%, 07/15/35	591
620	6.625%, 11/15/37	792

		12,132

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
176	1.300%, 02/01/17	176
687	4.150%, 02/01/24	719

		895

	Pharmaceuticals — 0.3%
	AbbVie, Inc.,
992	1.750%, 11/06/17	996
1,164	2.500%, 05/14/20	1,156
609	2.900%, 11/06/22	592
422	3.200%, 11/06/22	418
783	4.500%, 05/14/35	761
	Actavis Funding SCS, (Luxembourg),
453	3.000%, 03/12/20	459
443	3.450%, 03/15/22	448
706	4.550%, 03/15/35	694
275	Actavis, Inc., 3.250%, 10/01/22	273
250	Allergan, Inc., 2.800%, 03/15/23	238
395	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	397
937	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	1,028
750	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	756
530	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	680
	Merck & Co., Inc.,
650	1.300%, 05/18/18	650
644	2.350%, 02/10/22	634
474	2.400%, 09/15/22	467
562	2.800%, 05/18/23	562
210	3.700%, 02/10/45	194
560	Novartis Capital Corp., 3.400%, 05/06/24	581
650	Pfizer, Inc., 3.000%, 06/15/23	653
	Zoetis, Inc.,
193	1.875%, 02/01/18	191
123	4.700%, 02/01/43	107

		12,935

	Total Health Care	41,412

	Industrials — 1.3%
	Aerospace & Defense — 0.2%
557	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	543
	BAE Systems Holdings, Inc.,
500	3.800%, 10/07/24 (e)	500
400	6.375%, 06/01/19 (e)	449
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	754
200	Boeing Co. (The), 7.950%, 08/15/24	269
415	Honeywell International, Inc., 5.300%, 03/01/18	450
	Lockheed Martin Corp.,
387	2.125%, 09/15/16	391
131	3.100%, 01/15/23	131
1,281	4.070%, 12/15/42	1,188
167	4.500%, 05/15/36	169
292	4.850%, 09/15/41	300
300	Northrop Grumman Systems Corp., 7.750%, 02/15/31	397
	Precision Castparts Corp.,
215	0.700%, 12/20/15	215
1,350	3.250%, 06/15/25	1,342
340	Raytheon Co., 3.150%, 12/15/24	342
	United Technologies Corp.,
214	1.800%, 06/01/17	216
681	3.100%, 06/01/22	696
543	4.150%, 05/15/45	520
914	4.500%, 06/01/42	928

		9,800

	Air Freight & Logistics — 0.0% (g)
318	FedEx Corp., 3.900%, 02/01/35	293
	United Parcel Service of America, Inc.,
355	8.375%, 04/01/20	444
160	SUB, 8.375%, 04/01/30	226
214	United Parcel Service, Inc., 2.450%, 10/01/22	212

		1,175

	Airlines — 0.1%
399	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	404
208	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	221
597	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	637
180	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	195
395	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	439
190	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	195

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Airlines — continued
384	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	405
147	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	157
377	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	398

		3,051

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
820	3.500%, 07/15/22	749
328	4.875%, 07/15/42	235
200	Pitney Bowes, Inc., 5.600%, 03/15/18	213
614	Republic Services, Inc., 3.550%, 06/01/22	630
	Waste Management, Inc.,
156	3.900%, 03/01/35	146
214	4.750%, 06/30/20	233

		2,206

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
226	1.625%, 05/08/17	226
292	2.875%, 05/08/22	288
145	4.375%, 05/08/42	146
789	Fluor Corp., 3.375%, 09/15/21	812

		1,472

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
182	1.500%, 11/02/17	182
170	4.000%, 11/02/32	162
570	5.600%, 05/15/18	617
300	7.625%, 04/01/24	377

		1,338

	Industrial Conglomerates — 0.2%
	Danaher Corp.,
420	2.400%, 09/15/20	422
667	3.900%, 06/23/21	714
	General Electric Co.,
212	2.700%, 10/09/22	213
436	3.375%, 03/11/24	452
539	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	540
412	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	424
	Koninklijke Philips N.V., (Netherlands),
970	3.750%, 03/15/22	1,000
409	5.750%, 03/11/18	441
130	7.200%, 06/01/26	158
981	Pentair Finance SA, (Luxembourg), 2.900%, 09/15/18	979
192	Roper Technologies, Inc., 3.000%, 12/15/20	192
223	Tyco International Finance SA, (Luxembourg), 5.125%, 09/14/45	231

		5,766

	Machinery — 0.1%
164	Caterpillar, Inc., 2.600%, 06/26/22	160
	Deere & Co.,
819	2.600%, 06/08/22	812
346	3.900%, 06/09/42	327
	Illinois Tool Works, Inc.,
400	3.500%, 03/01/24	411
1,920	3.900%, 09/01/42	1,829
290	Ingersoll-Rand Co., 6.391%, 11/15/27	322
	Parker-Hannifin Corp.,
592	4.450%, 11/21/44	616
215	5.500%, 05/15/18	234

		4,711

	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
200	3.000%, 03/15/23	198
522	3.050%, 03/15/22	529
300	3.450%, 09/15/21	309
136	3.600%, 09/01/20	142
249	3.750%, 04/01/24	256
375	4.375%, 09/01/42	356
455	4.700%, 09/01/45	460
769	5.150%, 09/01/43	820
1,658	5.400%, 06/01/41	1,802
540	5.650%, 05/01/17	572
335	5.750%, 03/15/18	366
425	5.750%, 05/01/40	483
250	6.700%, 08/01/28	307
	Canadian Pacific Railway Co., (Canada),
600	4.500%, 01/15/22	640
1,130	6.125%, 09/15/15[1]	1,153
250	7.125%, 10/15/31	309
	CSX Corp.,
400	3.400%, 08/01/24	401
526	3.950%, 05/01/50	457
191	4.100%, 03/15/44	176
300	4.250%, 06/01/21	319
575	5.500%, 04/15/41	632

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
215	7.375%, 02/01/19	248
500	7.900%, 05/01/17	544
	ERAC USA Finance LLC,
559	4.500%, 08/16/21 (e)	595
355	5.250%, 10/01/20 (e)	391
436	5.625%, 03/15/42 (e)	469
350	6.375%, 10/15/17 (e)	378
746	6.700%, 06/01/34 (e)	883
	Norfolk Southern Corp.,
746	3.250%, 12/01/21	747
595	3.950%, 10/01/42	521
100	6.000%, 03/15/05[3]	108
1,510	6.000%, 05/23/11[4]	1,618
365	7.700%, 05/15/17	397
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
479	2.875%, 07/17/18 (e)	483
1,131	3.375%, 02/01/22 (e)	1,105
	Ryder System, Inc.,
484	2.500%, 03/01/17	488
723	2.500%, 05/11/20	709
517	2.875%, 09/01/20	516
434	3.600%, 03/01/16	436
	Union Pacific Corp.,
182	2.950%, 01/15/23	183
838	3.646%, 02/15/24	877
710	4.163%, 07/15/22	771
200	4.300%, 06/15/42	203

		23,357

	Trading Companies & Distributors — 0.0% (g)
655	WW Grainger, Inc., 4.600%, 06/15/45	683

	Total Industrials	53,559

	Information Technology — 1.2%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
197	2.900%, 03/04/21	203
1,111	3.000%, 06/15/22	1,134
335	3.500%, 06/15/25	347
500	3.625%, 03/04/24	526
988	5.500%, 02/22/16	999
350	5.500%, 01/15/40	412
755	5.900%, 02/15/39	923

		4,544

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
219	3.000%, 03/01/18	220
190	4.500%, 03/01/23	193
165	6.000%, 04/01/20	180
500	6.875%, 06/01/18	547
1,563	7.500%, 01/15/27	1,853

		2,993

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
1,500	2.600%, 07/15/22	1,405
500	3.450%, 08/01/24	479
271	4.000%, 07/15/42	211

		2,095

	IT Services — 0.2%
	International Business Machines Corp.,
409	1.250%, 02/08/18	408
3,267	1.625%, 05/15/20	3,215
765	6.220%, 08/01/27	950
3,675	7.625%, 10/15/18	4,272
	Xerox Corp.,
271	2.950%, 03/15/17	274
270	4.500%, 05/15/21	273
610	5.625%, 12/15/19	653
550	6.750%, 02/01/17	579

		10,624

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
375	3.100%, 07/29/22	385
397	3.300%, 10/01/21	416
652	3.700%, 07/29/25	679
1,185	4.000%, 12/15/32	1,162
453	4.900%, 07/29/45	478
1,460	National Semiconductor Corp., 6.600%, 06/15/17	1,581
365	Texas Instruments, Inc., 1.650%, 08/03/19	362

		5,063

	Software — 0.4%
470	Intuit, Inc., 5.750%, 03/15/17	495
	Microsoft Corp.,
262	0.875%, 11/15/17	262
384	2.125%, 11/15/22	373
500	2.375%, 02/12/22	496
1,310	2.375%, 05/01/23	1,288

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Software — continued
291	3.500%, 02/12/35	268
1,155	3.625%, 12/15/23	1,227
305	4.000%, 02/12/55	271
615	4.200%, 11/03/35	621
117	4.500%, 10/01/40	121
639	4.750%, 11/03/55	643
	Oracle Corp.,
1,750	2.950%, 05/15/25	1,711
1,000	3.625%, 07/15/23	1,040
457	4.300%, 07/08/34	459
1,740	4.375%, 05/15/55	1,619
500	5.000%, 07/08/19	554
1,422	5.250%, 01/15/16	1,430
813	5.750%, 04/15/18	894
475	6.500%, 04/15/38	600
586	Series NOTE, 2.800%, 07/08/21	595

		14,967

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
927	2.150%, 02/09/22	909
2,556	2.400%, 05/03/23	2,497
2,364	2.850%, 05/06/21	2,426
1,539	3.200%, 05/13/25	1,559
625	3.450%, 02/09/45	537
2,069	VAR, 0.584%, 05/03/18	2,069
300	Dell, Inc., 7.100%, 04/15/28	291
	HP, Inc.,
282	4.300%, 06/01/21	281
472	4.375%, 09/15/21	474
201	4.650%, 12/09/21	203
849	6.000%, 09/15/41	781

		12,027

	Total Information Technology	52,313

	Materials — 0.5%
	Chemicals — 0.3%
	Agrium, Inc., (Canada),
490	3.375%, 03/15/25	453
525	4.125%, 03/15/35	453
757	5.250%, 01/15/45	734
500	CF Industries, Inc., 7.125%, 05/01/20	573
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	533
850	3.500%, 10/01/24	829
693	4.125%, 11/15/21	732
200	5.250%, 11/15/41	197
375	7.375%, 11/01/29	470
73	8.550%, 05/15/19	87
253	E.I. du Pont de Nemours & Co., 4.900%, 01/15/41	250
	Ecolab, Inc.,
447	1.450%, 12/08/17	445
150	5.500%, 12/08/41	166
208	Monsanto Co., 4.700%, 07/15/64	175
	Mosaic Co. (The),
280	3.750%, 11/15/21	282
1,456	4.250%, 11/15/23	1,461
79	4.875%, 11/15/41	73
861	5.450%, 11/15/33	879
347	5.625%, 11/15/43	352
	Potash Corp. of Saskatchewan, Inc., (Canada),
660	3.000%, 04/01/25	621
85	3.250%, 12/01/17	87
	PPG Industries, Inc.,
114	5.500%, 11/15/40	128
122	6.650%, 03/15/18	134
355	9.000%, 05/01/21	455
473	Praxair, Inc., 2.650%, 02/05/25	456
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,196
850	7.750%, 10/01/96	1,038

		13,259

	Construction Materials — 0.0% (g)
	CRH America, Inc.,
417	3.875%, 05/18/25 (e)	416
893	5.125%, 05/18/45 (e)	910

		1,326

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
815	3.850%, 09/30/23	806
150	5.000%, 09/30/43	143
410	5.400%, 03/29/17	430
560	6.500%, 04/01/19	628
	Freeport-McMoRan, Inc.,
1,329	2.150%, 03/01/17	1,256
1,138	3.875%, 03/15/23	765
961	5.400%, 11/14/34	615
323	5.450%, 03/15/43	203
283	Nucor Corp., 4.000%, 08/01/23	283

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
295	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	262
	Rio Tinto Finance USA Ltd., (Australia),
550	3.750%, 09/20/21	560
650	9.000%, 05/01/19	780
393	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	390
	Teck Resources Ltd., (Canada),
514	3.750%, 02/01/23	270
676	4.750%, 01/15/22	375

		7,766

	Total Materials	22,351

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
	AT&T, Inc.,
736	2.450%, 06/30/20	729
3,094	3.000%, 06/30/22	3,060
1,120	3.400%, 05/15/25	1,087
425	3.875%, 08/15/21	443
879	4.300%, 12/15/42	769
462	4.350%, 06/15/45	403
425	4.450%, 05/15/21	457
485	4.500%, 05/15/35	455
563	4.750%, 05/15/46	527
375	5.350%, 09/01/40	374
250	5.500%, 02/01/18	270
2,700	6.300%, 01/15/38	3,009
700	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	837
2,250	BellSouth Corp., 6.550%, 06/15/34	2,377
123	BellSouth Telecommunications LLC, 6.300%, 12/15/15	123
	British Telecommunications plc, (United Kingdom),
531	2.350%, 02/14/19	533
150	9.625%, 12/15/30	220
600	Centel Capital Corp., 9.000%, 10/15/19	691
	Deutsche Telekom International Finance B.V., (Netherlands),
336	2.250%, 03/06/17 (e)	339
232	4.875%, 03/06/42 (e)	238
400	6.000%, 07/08/19	450
325	8.750%, 06/15/30	456
	GTP Acquisition Partners I LLC,
1,236	2.350%, 06/15/20 (e)	1,210
1,436	3.482%, 06/16/25 (e)	1,412
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	267
	Orange S.A., (France),
560	2.750%, 09/14/16	567
1,305	9.000%, 03/01/31	1,889
741	Qwest Corp., 6.750%, 12/01/21	777
	Telefonica Emisiones S.A.U., (Spain),
252	3.192%, 04/27/18	258
526	5.134%, 04/27/20	579
316	5.462%, 02/16/21	356
300	6.421%, 06/20/16	308
	Verizon Communications, Inc.,
432	2.625%, 02/21/20	436
983	3.000%, 11/01/21	985
2,804	3.500%, 11/01/24	2,813
938	4.150%, 03/15/24	983
1,685	4.400%, 11/01/34	1,596
1,762	4.500%, 09/15/20	1,913
730	4.522%, 09/15/48	663
1,085	4.672%, 03/15/55	964
4,762	4.862%, 08/21/46	4,629
531	5.150%, 09/15/23	594
100	5.850%, 09/15/35	110
572	6.400%, 09/15/33	667
43	6.550%, 09/15/43	52
764	Verizon New England, Inc., 7.875%, 11/15/29	950
	Verizon Pennsylvania LLC,
750	6.000%, 12/01/28	806
1,444	8.350%, 12/15/30	1,834
500	8.750%, 08/15/31	614

		46,079

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
640	2.375%, 09/08/16	643
592	3.125%, 07/16/22	586
	Rogers Communications, Inc., (Canada),
1,547	4.100%, 10/01/23	1,612
400	8.750%, 05/01/32	542
	Vodafone Group plc, (United Kingdom),
350	1.500%, 02/19/18	349
1,200	1.625%, 03/20/17	1,203

		4,935

	Total Telecommunication Services	51,014

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Utilities — 1.5%
	Electric Utilities — 1.0%
	Alabama Power Co.,
214	3.750%, 03/01/45	195
239	6.125%, 05/15/38	290
286	American Electric Power Co., Inc., 1.650%, 12/15/17	284
	Arizona Public Service Co.,
133	2.200%, 01/15/20	132
296	4.500%, 04/01/42	306
467	5.050%, 09/01/41	511
455	Baltimore Gas & Electric Co., 2.800%, 08/15/22	448
1,025	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	1,132
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	860
195	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	214
224	DTE Electric Co., 2.650%, 06/15/22	221
	Duke Energy Carolinas LLC,
129	4.250%, 12/15/41	129
660	5.100%, 04/15/18	711
100	6.000%, 01/15/38	124
	Duke Energy Florida LLC,
290	5.650%, 06/15/18	317
245	6.400%, 06/15/38	317
1,320	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,692
	Duke Energy Progress LLC,
540	2.800%, 05/15/22	542
792	3.250%, 08/15/25	802
273	4.100%, 05/15/42	267
125	4.100%, 03/15/43	122
387	4.150%, 12/01/44	383
325	5.300%, 01/15/19	360
	Electricite de France S.A., (France),
770	2.150%, 01/22/19 (e)	770
1,300	6.000%, 01/22/14[5] (e)	1,285
950	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,037
350	Florida Power & Light Co., 5.950%, 02/01/38	441
210	Georgia Power Co., 5.950%, 02/01/39	237
229	Great Plains Energy, Inc., 4.850%, 06/01/21	247
	Hydro-Quebec, (Canada),
1,000	Series HY, 8.400%, 01/15/22	1,305
350	Series IO, 8.050%, 07/07/24	474
100	Indiana Michigan Power Co., 7.000%, 03/15/19	114
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	113
797	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	870
	Kansas City Power & Light Co.,
403	3.150%, 03/15/23	397
1,400	5.300%, 10/01/41	1,530
424	Louisville Gas & Electric Co., Series 25, 3.300%, 10/01/25	429
125	MidAmerican Energy Co., 5.300%, 03/15/18	135
	Nevada Power Co.,
55	5.375%, 09/15/40	61
305	5.450%, 05/15/41	344
720	6.500%, 08/01/18	803
100	Series N, 6.650%, 04/01/36	128
	NextEra Energy Capital Holdings, Inc.,
371	2.400%, 09/15/19	367
725	6.000%, 03/01/19	798
225	7.875%, 12/15/15	226
	Niagara Mohawk Power Corp.,
493	3.508%, 10/01/24 (e)	497
300	4.881%, 08/15/19 (e)	322
510	Northern States Power Co., 6.250%, 06/01/36	650
320	Ohio Power Co., 6.050%, 05/01/18	349
	Oncor Electric Delivery Co. LLC,
840	6.800%, 09/01/18	937
110	7.000%, 09/01/22	133
	Pacific Gas & Electric Co.,
544	2.450%, 08/15/22	528
71	3.250%, 09/15/21	73
250	3.250%, 06/15/23	253
781	3.500%, 06/15/25	796
217	4.450%, 04/15/42	219
390	4.500%, 12/15/41	392
810	5.625%, 11/30/17	870
100	6.050%, 03/01/34	120
160	8.250%, 10/15/18	187
	PacifiCorp,
180	5.500%, 01/15/19	199

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
150	5.650%, 07/15/18	164
	PECO Energy Co.,
350	2.375%, 09/15/22	342
175	5.350%, 03/01/18	189
1,085	Potomac Electric Power Co., 6.500%, 11/15/37	1,401
673	Progress Energy, Inc., 3.150%, 04/01/22	667
	Public Service Co. of Colorado,
250	2.250%, 09/15/22	242
90	3.200%, 11/15/20	94
125	5.800%, 08/01/18	137
2,490	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	3,010
	Public Service Electric & Gas Co.,
833	3.000%, 05/15/25	829
210	5.300%, 05/01/18	228
317	5.375%, 11/01/39	369
65	South Carolina Electric & Gas Co., 4.500%, 06/01/64	61
	Southern California Edison Co.,
144	1.845%, 02/01/22	143
785	5.500%, 08/15/18	859
1,185	6.050%, 03/15/39	1,478
200	Series 08-A, 5.950%, 02/01/38	247
318	Series C, 3.500%, 10/01/23	332
363	Southern Co. (The), 1.950%, 09/01/16	366
570	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	677
312	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	309
	Virginia Electric & Power Co.,
64	3.450%, 02/15/24	66
1,415	5.400%, 04/30/18	1,538
630	5.950%, 09/15/17	679
	Wisconsin Electric Power Co.,
21	2.950%, 09/15/21	21
275	6.250%, 12/01/15	275
	Xcel Energy, Inc.,
162	0.750%, 05/09/16	162
92	4.800%, 09/15/41	95
200	6.500%, 07/01/36	246

		44,221

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
125	4.125%, 10/15/44	121
828	4.150%, 01/15/43	797
375	8.500%, 03/15/19	442
308	Boston Gas Co., 4.487%, 02/15/42 (e)	301
335	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	362
382	Dominion Gas Holdings LLC, 2.800%, 11/15/20	383

		2,406

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
300	2.950%, 01/15/20	300
1,020	4.000%, 10/01/20	1,055
235	5.750%, 10/01/41	233
	PSEG Power LLC,
772	4.150%, 09/15/21	799
442	4.300%, 11/15/23	443
	Southern Power Co.,
357	4.150%, 12/01/25	359
202	5.150%, 09/15/41	194

		3,383

	Multi-Utilities — 0.3%
	AGL Capital Corp.,
563	3.500%, 09/15/21	573
208	4.400%, 06/01/43	191
1,445	5.875%, 03/15/41	1,610
1,243	6.375%, 07/15/16	1,282
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	703
	Consumers Energy Co.,
216	2.850%, 05/15/22	215
130	5.650%, 04/15/20	147
235	Delmarva Power & Light Co., 4.000%, 06/01/42	224
	Dominion Resources, Inc.,
300	7.000%, 06/15/38	370
920	Series F, 5.250%, 08/01/33	965
	DTE Energy Co.,
992	3.300%, 06/15/22 (e)	1,001
289	Series F, 3.850%, 12/01/23	298
	NiSource Finance Corp.,
370	3.850%, 02/15/23	380
1,256	5.800%, 02/01/42	1,438

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
	San Diego Gas & Electric Co.,
379	3.950%, 11/15/41	369
275	6.000%, 06/01/26	341
	Sempra Energy,
350	2.875%, 10/01/22	341
236	3.550%, 06/15/24	237
1,013	4.050%, 12/01/23	1,057
1,150	6.150%, 06/15/18	1,261
180	6.500%, 06/01/16	185
460	9.800%, 02/15/19	561
1,009	WEC Energy Group, Inc., 3.550%, 06/15/25	1,020

		14,769

	Water Utilities — 0.0% (g)
793	American Water Capital Corp., 3.400%, 03/01/25	811

	Total Utilities	65,590

	Total Corporate Bonds (Cost $813,708)	830,336

Foreign Government Securities — 1.2%
	Federative Republic of Brazil, (Brazil),
825	4.250%, 01/07/25	712
472	5.000%, 01/27/45	342
	Israel Government AID Bond, (Israel),
6,165	Zero Coupon, 11/01/23	4,959
2,121	Zero Coupon, 02/15/24	1,691
5,535	Zero Coupon, 05/01/24	4,367
1,000	5.500%, 09/18/33	1,299
1,000	Series 1, Zero Coupon, 05/01/23	823
1,500	Series 2, Zero Coupon, 11/01/24	1,153
1,776	Series 6-Z, Zero Coupon, 02/15/22	1,531
5,000	Series 7-Z, Zero Coupon, 08/15/25	3,746
3,424	Series 8-Z, Zero Coupon, 02/15/24	2,730
2,000	Series 8-Z, Zero Coupon, 08/15/24	1,555
7,805	Series 10-Z, Zero Coupon, 08/15/24	6,068
1,387	Province of Ontario, (Canada), 1.650%, 09/27/19	1,374
377	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	508
	Republic of Colombia, (Colombia),
422	4.000%, 02/26/24	413
581	4.500%, 01/28/26	574
515	5.000%, 06/15/45	451
200	5.625%, 02/26/44	190
	Republic of Panama, (Panama),
317	3.750%, 03/16/25	312
416	4.000%, 09/22/24	419
88	Republic of Peru, (Peru), 5.625%, 11/18/50	93
1,133	Republic of Poland, (Poland), 4.000%, 01/22/24	1,199
	Republic of South Africa, (South Africa),
1,436	5.375%, 07/24/44	1,381
640	5.875%, 09/16/25	690
	Republic of Turkey, (Turkey),
2,350	4.250%, 04/14/26	2,224
719	5.750%, 03/22/24	765
	United Mexican States, (Mexico),
2,030	3.500%, 01/21/21	2,067
788	3.600%, 01/30/25	778
1,732	4.000%, 10/02/23	1,767
200	4.600%, 01/23/46	183
120	4.750%, 03/08/44	113
4,913	5.550%, 01/21/45	5,159

	Total Foreign Government Securities (Cost $51,493)	51,636

Mortgage Pass-Through Securities — 16.0%
	Federal Home Loan Mortgage Corp.,
15	ARM, 2.171%, 07/01/19	15
329	ARM, 2.261%, 10/01/36	346
89	ARM, 2.352%, 10/01/36	95
418	ARM, 2.355%, 12/01/33	447
870	ARM, 2.365%, 03/01/37	919
294	ARM, 2.372%, 12/01/36	312
419	ARM, 2.375%, 01/01/35	445
750	ARM, 2.385%, 04/01/34	796
31	ARM, 2.410%, 04/01/30	32
323	ARM, 2.417%, 11/01/36	343
197	ARM, 2.432%, 02/01/36	208
165	ARM, 2.480%, 02/01/37	175
108	ARM, 2.500%, 05/01/36	114
429	ARM, 2.516%, 11/01/36	456
401	ARM, 2.660%, 02/01/36	427
270	ARM, 2.737%, 12/01/34	287
471	ARM, 2.966%, 10/01/36	502
234	ARM, 3.381%, 07/01/36	243
1,105	ARM, 3.983%, 07/01/40	1,162
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
50	4.500%, 08/01/18	51
139	5.000%, 12/01/18	144
7	5.500%, 06/01/17	7
18	6.000%, 04/01/18	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
121	6.500%, 08/01/16 – 02/01/19	124
1	7.000%, 04/01/17	1
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,154	3.500%, 01/01/32 – 03/01/32	2,262
69	6.000%, 12/01/22	78
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
3,257	3.500%, 04/01/43	3,375
789	4.000%, 09/01/35	837
4,421	4.500%, 05/01/41	4,789
3,537	5.000%, 09/01/34 – 08/01/40	3,907
1,468	5.500%, 10/01/33 – 07/01/35	1,651
300	6.000%, 12/01/33 – 01/01/34	342
1,240	6.500%, 11/01/34 – 11/01/36	1,428
389	7.000%, 07/01/32 – 10/01/36	448
383	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	425
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,473	3.000%, 03/01/33	2,534
22,097	3.500%, 10/01/32 – 06/01/43	23,067
7,469	4.000%, 01/01/32 – 01/01/43	7,997
335	5.500%, 10/01/33 – 01/01/34	366
258	6.000%, 02/01/33	281
55	7.000%, 07/01/29	61
	Federal National Mortgage Association,
543	ARM, 1.788%, 07/01/33	562
808	ARM, 1.793%, 01/01/33	841
64	ARM, 1.813%, 09/01/34	67
3	ARM, 1.915%, 01/01/19	3
1,134	ARM, 1.928%, 01/01/35	1,185
520	ARM, 1.940%, 07/01/36	546
380	ARM, 1.962%, 11/01/34	398
4	ARM, 1.979%, 03/01/19	4
1,129	ARM, 2.029%, 09/01/35	1,179
493	ARM, 2.050%, 05/01/35	517
242	ARM, 2.070%, 04/01/34	254
591	ARM, 2.120%, 01/01/35	627
213	ARM, 2.144%, 01/01/36	224
116	ARM, 2.187%, 02/01/35	123
613	ARM, 2.200%, 06/01/35	645
950	ARM, 2.249%, 11/01/34	997
181	ARM, 2.251%, 01/01/34	192
19	ARM, 2.262%, 04/01/34	19
170	ARM, 2.311%, 07/01/34	182
133	ARM, 2.345%, 05/01/35	140
213	ARM, 2.372%, 09/01/34	225
138	ARM, 2.375%, 09/01/35	148
428	ARM, 2.379%, 10/01/34	451
668	ARM, 2.383%, 10/01/34	701
280	ARM, 2.392%, 08/01/34	297
46	ARM, 2.402%, 07/01/33	48
515	ARM, 2.409%, 08/01/34	545
118	ARM, 2.410%, 01/01/38	126
1,381	ARM, 2.428%, 04/01/35	1,463
481	ARM, 2.443%, 07/01/33	510
283	ARM, 2.455%, 04/01/35	299
626	ARM, 2.460%, 05/01/34 – 06/01/36	667
153	ARM, 2.527%, 11/01/33	161
47	ARM, 2.559%, 09/01/27	51
235	ARM, 2.634%, 10/01/34	250
367	ARM, 2.685%, 09/01/33	394
577	ARM, 2.835%, 10/01/36	617
69	ARM, 2.875%, 01/01/36	71
101	ARM, 3.000%, 02/01/34	103
29	ARM, 3.737%, 03/01/29	31
	Federal National Mortgage Association, 15 Year, Single Family,
205	4.000%, 08/01/18	214
1,083	4.500%, 06/01/18 – 12/01/19	1,125
442	5.000%, 06/01/18 – 08/01/24	470
332	5.500%, 03/01/20 – 07/01/20	345
2,696	6.000%, 06/01/16 – 01/01/24	2,943
67	6.500%, 03/01/17 – 08/01/20	70
54	7.000%, 03/01/17 – 09/01/17	55
1	7.500%, 03/01/17	1
	Federal National Mortgage Association, 20 Year, Single Family,
1,277	3.500%, 08/01/32	1,340
81	4.500%, 04/01/24	87
686	6.500%, 05/01/22 – 04/01/25	786
	Federal National Mortgage Association, 30 Year, FHA/VA,
74	6.000%, 09/01/33	82
780	6.500%, 03/01/29 – 08/01/39	888
12	7.000%, 02/01/33	13
38	8.000%, 06/01/28	43
5	9.000%, 05/01/18	5
	Federal National Mortgage Association, 30 Year, Single Family,
258	4.500%, 11/01/33 – 02/01/35	281

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,076		5.000%, 07/01/33 – 09/01/35	1,206
1,504		5.500%, 09/01/31 – 03/01/34	1,711
1,876		6.000%, 12/01/28 – 09/01/37	2,150
839		6.500%, 11/01/29 – 08/01/31	961
697		7.000%, 01/01/24 – 01/01/39	814
269		7.500%, 08/01/36 – 11/01/37	310
458		8.000%, 03/01/27 – 11/01/28	537
–	(h)	9.000%, 04/01/26	—	(h)
10		9.500%, 07/01/28	11
		Federal National Mortgage Association, Other,
4,000		VAR, 0.563%, 12/01/24	3,999
2,825		VAR, 0.583%, 01/01/23	2,846
4,816		VAR, 0.653%, 11/01/23	4,850
4,000		VAR, 0.663%, 12/01/23	4,025
2,893		VAR, 0.683%, 11/01/23	2,892
4,740		VAR, 0.743%, 02/01/19	4,729
927		VAR, 0.993%, 03/01/22	927
2,371		VAR, 6.070%, 11/01/18	2,497
2,000		1.690%, 12/01/19	1,984
3,450		1.735%, 05/01/20	3,421
3,825		1.750%, 06/01/20	3,795
1,953		1.940%, 07/01/19	1,968
1,500		2.000%, 12/01/20	1,505
12,000		2.010%, 06/01/20	12,025
222		2.030%, 08/01/19	226
2,500		2.120%, 09/01/21	2,478
1,937		2.140%, 04/01/19	1,966
1,436		2.150%, 04/01/19	1,459
3,622		2.340%, 12/01/22	3,613
1,903		2.350%, 05/01/23	1,896
5,274		2.390%, 12/01/22	5,356
3,500		2.400%, 12/01/22	3,490
2,872		2.420%, 06/01/23	2,865
4,000		2.450%, 11/01/22	4,000
2,819		2.460%, 02/01/23	2,827
5,450		2.490%, 10/01/17	5,552
1,433		2.510%, 06/01/23	1,438
6,885		2.520%, 10/01/22 – 05/01/23	6,883
5,000		2.590%, 11/01/21	5,076
2,500		2.660%, 12/01/22	2,593
3,000		2.670%, 07/01/22	3,041
6,614		2.690%, 10/01/17	6,758
3,291		2.703%, 04/01/23	3,337
3,137		2.750%, 03/01/22	3,204
3,000		2.760%, 05/01/21	3,104
1,565		2.770%, 05/01/22	1,598
5,145		2.780%, 06/01/27	5,061
10,986		2.790%, 05/01/27 – 06/01/27	10,794
4,654		2.800%, 07/01/23	4,723
6,500		2.900%, 12/01/24	6,541
12,000		2.920%, 12/01/24 – 05/01/30	12,153
1,410		2.940%, 05/01/22	1,454
6,332		2.950%, 08/01/23 – 12/01/24	6,487
3,019		2.960%, 06/01/27	3,018
4,000		2.970%, 06/01/30	3,899
6,462		2.980%, 03/01/22 – 07/01/22	6,677
1,000		2.990%, 01/01/25	1,016
2,640		3.000%, 01/01/43	2,647
2,413		3.020%, 07/01/23	2,494
3,259		3.030%, 06/01/35	3,348
13,000		3.040%, 12/01/24 – 04/01/30	12,918
5,820		3.050%, 04/01/22	6,019
6,814		3.070%, 01/01/22	7,077
14,150		3.080%, 04/01/30 – 06/01/30	13,953
8,850		3.100%, 05/01/30	8,761
6,268		3.110%, 12/01/24 – 12/01/26	6,386
11,790		3.120%, 01/01/22 – 06/01/35	12,029
3,018		3.140%, 12/01/26	3,070
1,411		3.150%, 12/01/21	1,470
2,670		3.160%, 02/01/22	2,783
3,000		3.170%, 02/01/30	2,988
3,852		3.200%, 02/01/22	4,024
9,497		3.230%, 11/01/20	9,965
4,235		3.240%, 12/01/26	4,426
13,869		3.250%, 07/01/25 – 09/01/26	14,253
6,153		3.260%, 01/01/22 – 12/01/26	6,360
13,932		3.290%, 10/01/20 – 11/01/26	14,362
8,022		3.300%, 12/01/26 – 07/01/30	8,144
3,000		3.340%, 02/01/27	3,099
3,917		3.350%, 11/01/20 – 09/01/30	4,052
901		3.375%, 11/01/20	950
2,000		3.380%, 12/01/23	2,098
2,000		3.390%, 08/01/17	2,067
1,407		3.430%, 09/01/20	1,485
43,782		3.500%, 12/01/32 – 08/01/43	45,589
1,885		3.520%, 01/01/18	1,956
3,000		3.540%, 10/01/20	3,184
2,000		3.550%, 02/01/30	2,071
2,500		3.590%, 08/01/23	2,656
2,775		3.600%, 09/01/20	2,948

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
957	3.640%, 01/01/25	1,016
5,000	3.670%, 07/01/23	5,328
1,500	3.690%, 11/01/23	1,601
4,477	3.730%, 07/01/22	4,794
1,836	3.740%, 07/01/20	1,972
4,958	3.760%, 10/01/23 – 11/01/23	5,312
4,000	3.765%, 12/01/25	4,270
3,000	3.770%, 09/01/21	3,225
2,806	3.780%, 09/01/21	3,019
3,634	3.783%, 01/01/26	3,901
6,527	3.790%, 09/01/21	6,973
4,553	3.820%, 06/01/17	4,685
1,540	3.870%, 01/01/21	1,658
5,000	3.890%, 09/01/21	5,387
3,855	3.930%, 07/01/20 – 01/01/21	4,161
7,929	3.950%, 07/01/20 – 07/01/21	8,588
1,848	3.970%, 12/01/25	1,998
8,122	4.000%, 10/01/32 – 07/01/42	8,688
1,621	4.120%, 04/01/20	1,758
5,786	4.130%, 11/01/19 – 08/01/21	6,263
1,824	4.240%, 11/01/19	1,969
4,380	4.250%, 04/01/21	4,803
2,000	4.260%, 07/01/21	2,195
2,085	4.290%, 06/01/20	2,272
1,149	4.293%, 01/01/21	1,256
2,348	4.300%, 08/01/20 – 04/01/21	2,576
1,364	4.307%, 07/01/21	1,505
2,065	4.330%, 04/01/21	2,266
5,000	4.340%, 06/01/21	5,520
1,432	4.350%, 04/01/20	1,560
1,896	4.369%, 02/01/20	2,061
1,401	4.380%, 01/01/21	1,537
812	4.381%, 04/01/20	888
1,947	4.390%, 05/01/21	2,145
2,000	4.400%, 02/01/20	2,183
2,816	4.480%, 02/01/21	3,104
6,307	4.514%, 12/01/19	6,861
6,955	4.540%, 01/01/20 – 07/01/26	7,751
3,773	4.640%, 01/01/21	4,181
1,841	5.240%, 07/01/19	2,049
318	5.500%, 03/01/17 – 09/01/33	350
607	6.000%, 09/01/37 – 06/01/39	681
217	6.500%, 01/01/36 – 07/01/36	241
60	7.000%, 10/01/46	66
28	10.498%, 04/15/19	32
	Government National Mortgage Association II, 30 Year, Single Family,
2,127	4.250%, 03/20/45	2,297
234	4.500%, 08/20/33	253
2,122	6.000%, 09/20/38	2,383
49	7.500%, 02/20/28 – 09/20/28	57
74	8.000%, 12/20/25 – 09/20/28	88
28	8.500%, 05/20/25	32
	Government National Mortgage Association II, Other,
9,334	4.375%, 06/20/63	10,079
9,723	4.433%, 05/20/63	10,513
3,059	4.462%, 05/20/63	3,306
2,057	4.479%, 04/20/63	2,224
21	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 06/15/17	21
	Government National Mortgage Association, 30 Year, Single Family,
248	6.500%, 03/15/28 – 04/15/33	284
151	7.000%, 02/15/33 – 06/15/33	180
34	7.500%, 11/15/22 – 09/15/28	37
9	8.000%, 09/15/22 – 08/15/28	9
1	9.000%, 12/15/16	1
313	9.500%, 10/15/24	343

	Total Mortgage Pass-Through Securities (Cost $665,248)	676,263

Municipal Bonds — 0.2% (t)
	California — 0.0% (g)
440	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	571
350	State of California, Various Purpose, GO, 7.300%, 10/01/39	496

		1,067

	Illinois — 0.0% (g)
160	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	152

	New York — 0.1%
360	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	439
1,825	Port Authority of New York & New Jersey, Consolidated, Series 164, Rev., 5.647%, 11/01/40	2,163
440	Series 165, Rev., 5.647%, 11/01/40	522

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
2,060	Series 174, Rev., 4.458%, 10/01/62	1,998

		5,122

	Ohio — 0.1%
1,315	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,769
	Ohio State University, General Receipts,
200	Rev., 5.590%, 12/01/14[5]	213
1,563	Series A, Rev., 4.800%, 06/01/11[4]	1,513

		3,495

	Total Municipal Bonds (Cost $9,023)	9,836

Supranational — 0.1%
3,000	African Development Bank, 8.800%, 09/01/19	3,679
641	Corp. Andina de Fomento, 3.750%, 01/15/16	639

	Total Supranational (Cost $4,246)	4,318

U.S. Government Agency Securities — 2.3%
1,525	Federal Home Loan Bank, 5.500%, 07/15/36	2,002
6,000	Federal National Mortgage Association, 3.981%, 06/01/17 (n)	5,921
	Financing Corp. STRIPS,
4,500	1.583%, 05/11/18 (n)	4,354
2,000	3.547%, 04/05/19 (n)	1,895
1,240	4.792%, 09/26/19 (n)	1,157
	Government Trust Certificate,
5,000	1.512%, 04/01/16 (n)	4,979
13,319	2.634%, 10/01/19 (n)	12,144
	Residual Funding Corp. STRIPS,
12,300	1.632%, 10/15/19 (n)	11,487
30,450	2.176%, 07/15/20 (n)	27,834
12,930	2.830%, 10/15/20 (n)	11,750
	Tennessee Valley Authority,
304	4.625%, 09/15/60	321
3,521	5.250%, 09/15/39	4,299
1,115	5.880%, 04/01/36	1,446
	Tennessee Valley Authority STRIPS,
5,000	4.255%, 11/01/25 (n)	3,666
800	3.248%, 06/15/35 (n)	374
2,000	4.131%, 05/01/19 (n)	1,910

	Total U.S. Government Agency Securities (Cost $94,624)	95,539

U.S. Treasury Obligations — 25.3%
	U.S. Treasury Bonds,
2,000	3.500%, 02/15/39	2,220
700	4.250%, 05/15/39	867
20,600	4.375%, 02/15/38	26,090
14,370	4.375%, 11/15/39	18,125
4,300	4.500%, 05/15/38	5,542
1,875	4.500%, 08/15/39	2,408
850	5.250%, 02/15/29	1,119
1,250	5.375%, 02/15/31	1,703
750	6.125%, 11/15/27	1,045
300	6.125%, 08/15/29	428
2,506	6.250%, 08/15/23	3,259
900	6.250%, 05/15/30	1,311
525	6.625%, 02/15/27	749
4,690	7.500%, 11/15/16	4,991
864	8.125%, 05/15/21	1,148
1,845	8.500%, 02/15/20	2,368
7,000	8.750%, 08/15/20	9,246
	U.S. Treasury Coupon STRIPS,
8,000	1.567%, 11/15/19 (n)	7,511
19,751	1.576%, 08/15/16 (n)	19,669
23,265	1.886%, 05/15/21 (n)	20,944
28,000	2.056%, 11/15/23 (n)	23,432
22,570	2.088%, 08/15/23 (n)	19,037
2,000	2.089%, 02/15/18 (n)	1,953
2,200	2.228%, 02/15/24 (n)	1,827
18,545	2.290%, 05/15/22 (n)	16,210
17,095	2.335%, 02/15/21 (n)	15,496
14,400	2.539%, 11/15/22 (n)	12,414
1,000	2.561%, 02/15/25 (n)	803
1,670	2.566%, 02/15/20 (n)	1,559
15,768	2.584%, 02/15/22 (n)	13,889
11,100	2.667%, 08/15/21 (n)	9,930
1,500	2.671%, 05/15/25 (n)	1,195
4,800	2.757%, 08/15/22 (n)	4,163
15,400	2.775%, 05/15/23 (n)	13,087
4,470	2.909%, 05/15/18 (n)	4,349
9,575	2.947%, 02/15/32 (n)	6,033
10,350	3.035%, 08/15/32 (n)	6,420
38,935	3.058%, 08/15/20 (n)	35,857
19,577	3.068%, 05/15/19 (n)	18,641
38,462	3.104%, 02/15/23 (n)	32,951

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
5,000	3.136%, 05/15/31 (n)	3,242
1,592	3.157%, 08/15/26 (n)	1,218
9,980	3.184%, 11/15/21 (n)	8,857
800	3.207%, 05/15/35 (n)	448
6,650	3.212%, 11/15/29 (n)	4,544
15,000	3.348%, 08/15/28 (n)	10,693
54,504	3.356%, 05/15/20 (n)	50,456
6,015	3.360%, 05/15/28 (n)	4,329
18,050	3.367%, 05/15/32 (n)	11,288
10,650	3.435%, 11/15/31 (n)	6,779
27,150	3.456%, 11/15/26 (n)	20,581
6,600	3.481%, 05/15/34 (n)	3,828
1,650	3.500%, 08/15/34 (n)	948
5,500	3.509%, 02/15/33 (n)	3,349
6,305	3.636%, 02/15/29 (n)	4,418
2,400	3.641%, 08/15/29 (n)	1,654
9,700	3.656%, 08/15/31 (n)	6,239
7,885	3.676%, 11/15/27 (n)	5,780
29,300	3.684%, 02/15/27 (n)	22,013
10,140	3.766%, 11/15/32 (n)	6,226
8,000	3.923%, 02/15/31 (n)	5,244
16,500	3.943%, 05/15/33 (n)	9,948
22,360	3.974%, 08/15/19 (n)	21,149
6,400	4.289%, 05/15/30 (n)	4,294
16,741	4.393%, 08/15/18 (n)	16,222
20,736	4.397%, 02/15/17 (n)	20,537
600	4.479%, 02/15/26 (n)	467
12,800	4.480%, 08/15/30 (n)	8,514
600	4.509%, 08/15/24 (n)	490
4,750	4.732%, 11/15/33 (n)	2,811
9,925	4.811%, 11/15/30 (n)	6,546
6,675	4.930%, 08/15/27 (n)	4,934
8,860	4.932%, 02/15/28 (n)	6,435
100	4.951%, 08/15/35 (n)	56
1,200	5.088%, 02/15/35 (n)	678
5,000	5.108%, 02/15/34 (n)	2,927
23,600	5.172%, 02/15/30 (n)	15,948
3,050	5.283%, 08/15/33 (n)	1,822
1,700	5.287%, 11/15/24 (n)	1,378
22,839	5.297%, 11/15/17 (n)	22,412
1,500	5.850%, 05/15/26 (n)	1,157
2,500	5.897%, 11/15/28 (n)	1,766
2,550	5.936%, 05/15/27 (n)	1,901
200	5.982%, 05/15/24 (n)	165
39,501	6.800%, 02/15/16 (n)	39,486
5,857	7.645%, 11/15/16 (n)	5,817
	U.S. Treasury Inflation Indexed Bonds,
300	1.750%, 01/15/28	378
300	2.500%, 01/15/29	400
799	3.625%, 04/15/28	1,561
	U.S. Treasury Inflation Indexed Notes,
2,453	0.125%, 01/15/22	2,518
630	1.375%, 07/15/18	722
	U.S. Treasury Notes,
14,257	0.625%, 09/30/17	14,186
8,000	0.750%, 12/31/17	7,961
3,560	0.875%, 01/31/18	3,549
4,510	1.000%, 11/30/19	4,423
31,250	1.250%, 10/31/18	31,285
8,635	1.250%, 11/30/18	8,639
1,500	1.250%, 02/29/20	1,481
15,000	1.375%, 12/31/18	15,050
2,000	1.375%, 02/28/19	2,003
607	1.375%, 01/15/20	698
7,400	1.500%, 08/31/18	7,466
3,770	1.500%, 05/31/19	3,786
8,000	1.500%, 01/31/22	7,809
4,000	1.750%, 10/31/20	4,011
2,000	1.750%, 05/15/22	1,975
46,300	1.750%, 05/15/23	45,334
1,100	2.000%, 10/31/21	1,108
12,245	2.125%, 12/31/15	12,263
1,000	2.125%, 01/31/21	1,019
46,000	2.125%, 08/15/21	46,766
2,000	2.125%, 12/31/21	2,027
10,000	2.250%, 07/31/18	10,293
2,000	2.375%, 08/15/24	2,031
1,000	2.625%, 02/29/16	1,006
4,575	2.625%, 04/30/16	4,617
9,300	2.625%, 01/31/18	9,619
700	2.625%, 08/15/20	731
2,300	2.625%, 11/15/20	2,400
2,000	2.750%, 12/31/17	2,073
5,000	2.750%, 02/15/19	5,229
9,000	3.125%, 10/31/16	9,198
11,638	3.125%, 05/15/19	12,325
7,250	3.125%, 05/15/21	7,748
15,700	3.250%, 12/31/16	16,117
2,600	3.500%, 02/15/18	2,739
450	3.500%, 05/15/20	486

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
7,000	3.625%, 02/15/21	7,650
1,000	U.S. Treasury Principal STRIPS, Zero Coupon, 05/15/16	998

	Total U.S. Treasury Obligations (Cost $1,033,213)	1,073,661

Loan Assignments — 0.0% (g)
	Financials — 0.0% (g)
	Real Estate Management & Development — 0.0% (g)
	Tricon Capital Group Inc., Revolving Loan, (Canada),
293	VAR, 0.500%, 06/12/17	292
1,028	VAR, 3.250%, 06/12/17	1,023

	Total Loan Assignments (Cost $1,321)	1,315

SHARES
Short-Term Investment — 3.1%
	Investment Company — 3.1%
129,562	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $129,562)	129,562

	Total Investments — 99.8% (Cost $4,121,925)	4,228,091
	Other Assets in Excess of Liabilities — 0.2%	9,322

	NET ASSETS — 100.0%	$4,237,413

Percentages indicated are based on net assets.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2015.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2015.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

[1]	—	Security matures in 2115.
[2]	—	Security matures in 2110.
[3]	—	Security matures in 2105.
[4]	—	Security matures in 2111.
[5]	—	Security matures in 2114.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135,560
Aggregate gross unrealized depreciation	(29,394)

Net unrealized appreciation/depreciation	$106,166

Federal income tax cost of investments	$4,121,925

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valua tion Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$288,908	$173,543	$462,451
Collateralized Mortgage Obligations
Agency CMO	—	568,706	—	568,706
Non-Agency CMO	—	156,356	29,853	186,209

Total Collateralized Mortgage Obligations	—	725,062	29,853	754,915

Commercial Mortgage-Backed Securities	—	120,894	17,365	138,259
Corporate Bonds
Consumer Discretionary	—	58,776	—	58,776
Consumer Staples	—	36,373	—	36,373
Energy	—	90,866	—	90,866
Financials	—	358,082	—	358,082
Health Care	—	41,412	—	41,412
Industrials	—	53,559	—	53,559
Information Technology	—	52,313	—	52,313
Materials	—	22,351	—	22,351
Telecommunication Services	—	51,014	—	51,014
Utilities	—	65,590	—	65,590

Total Corporate Bonds	—	830,336	—	830,336

Foreign Government Securities	—	51,636	—	51,636
Mortgage Pass-Through Securities	—	676,263	—	676,263
Municipal Bonds	—	9,836	—	9,836
Supranational	—	4,318	—	4,318
U.S. Government Agency Securities	—	95,539	—	95,539
U.S. Treasury Obligations	—	1,073,661	—	1,073,661
Loan Assignments
Financials	—	—	1,315	1,315
Short-Term Investment
Investment Company	129,562	—	—	129,562

Total Investments in Securities	$129,562	$3,876,453	$222,076	$4,228,091

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2015
Investments in Securities
Asset-Backed Securities	$138,469	$—	$233	$(3)	$112,477	$(52,440)	$—	$(25,193)	$173,543
Collateralized Mortgage Obligations — Non-Agency CMO	45,619	198	(3,009)	(133)	—	(12,822)	—	—	29,853
Commercial Mortgage-Backed Securities	18,375	—	(80)	(1,180)	2,936	(2,686)	—	—	17,365
Corporate Bonds — Industrials	3,141	—	—	—	—	—	—	(3,141)	—
Corporate Bonds — Telecommunication Services	1,772	—	(30)	—	—	(1,742)	—	—	—
Loan Assignments — Financials	10,515	—	94	—	(4,075)	(5,219)	—	—	1,315

Total	$217,891	$198	$(2,792)	$(1,316)	$111,338	$(74,909)	$—	$(28,334)	$222,076

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2015, which were valued using significant unobservable inputs (Level 3) were approximately $(2,156,000).

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at November 30, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$106,161	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (2.25%)
			Constant Default Rate	0.00% - 50.00% (16.85%)
			Yield (Discount Rate of Cash Flows)	1.58% - 6.45% (4.07%)

Asset-Backed Securities	106,161

	22,660	Discounted Cash Flow	Constant Prepayment Rate	0.18% - 37.14% (9.31%)
			Constant Default Rate	0.00% - 7.91% (4.02%)
			PSA Prepayment Model	367.00% (367.00%)
			Yield (Discount Rate of Cash Flows)	0.45% - 39.08% (0.06%)

Collateralized Mortgage Obligations	22,660

	9,377	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (28.99%)
			Constant Default Rate	0.00% - 0.00% (0.00%)
			Yield (Discount Rate of Cash Flows)	(8.73%) - 5.18% (3.57%)

Commercial Mortgage-Backed Securities	9,377

Total	$138,198

#	The table above does not include Level 3 investments that are valued by brokers and pricing services. At November 30, 2015, the value of these investments was approximately $83,878,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.4%
Consumer Discretionary — 13.0%
	Auto Components — 0.4%
4	BorgWarner, Inc.	157
5	Delphi Automotive plc, (United Kingdom)	407
4	Goodyear Tire & Rubber Co. (The)	153
11	Johnson Controls, Inc.	489

		1,206

	Automobiles — 0.6%
63	Ford Motor Co.	908
23	General Motors Co.	849
3	Harley-Davidson, Inc.	153

		1,910

	Distributors — 0.1%
2	Genuine Parts Co.	223

	Diversified Consumer Services — 0.1%
4	H&R Block, Inc.	138

	Hotels, Restaurants & Leisure — 1.8%
8	Carnival Corp.	381
1	Chipotle Mexican Grill, Inc. (a)	294
2	Darden Restaurants, Inc.	104
3	Marriott International, Inc., Class A	230
15	McDonald’s Corp.	1,749
3	Royal Caribbean Cruises Ltd.	258
24	Starbucks Corp.	1,482
3	Starwood Hotels & Resorts Worldwide, Inc.	199
2	Wyndham Worldwide Corp.	146
1	Wynn Resorts Ltd.	83
7	Yum! Brands, Inc.	509

		5,435

	Household Durables — 0.4%
5	D.R. Horton, Inc.	172
2	Garmin Ltd., (Switzerland)	73
1	Harman International Industries, Inc.	119
2	Leggett & Platt, Inc.	104
3	Lennar Corp., Class A	145
1	Mohawk Industries, Inc. (a)	197
4	Newell Rubbermaid, Inc.	194
5	PulteGroup, Inc.	102
1	Whirlpool Corp.	207

		1,313

	Internet & Catalog Retail — 2.1%
6	Amazon.com, Inc. (a)	4,148
2	Expedia, Inc.	200
7	Netflix, Inc. (a)	855
1	Priceline Group, Inc. (The) (a)	1,030
2	TripAdvisor, Inc. (a)	151

		6,384

	Leisure Products — 0.1%
2	Hasbro, Inc.	134
6	Mattel, Inc.	137

		271

	Media — 3.2%
4	Cablevision Systems Corp., Class A	110
7	CBS Corp. (Non-Voting), Class B	365
40	Comcast Corp., Class A	2,439
2	Discovery Communications, Inc., Class A (a)	76
4	Discovery Communications, Inc., Class C (a)	124
7	Interpublic Group of Cos., Inc. (The)	154
6	News Corp., Class A	89
2	News Corp., Class B	25
4	Omnicom Group, Inc.	292
2	Scripps Networks Interactive, Inc., Class A	87
4	TEGNA, Inc.	104
5	Time Warner Cable, Inc.	851
13	Time Warner, Inc.	929
20	Twenty-First Century Fox, Inc., Class A	586
7	Twenty-First Century Fox, Inc., Class B	210
6	Viacom, Inc., Class B	281
25	Walt Disney Co. (The)	2,867

		9,589

	Multiline Retail — 0.6%
5	Dollar General Corp.	313
4	Dollar Tree, Inc. (a)	288
3	Kohl’s Corp.	152
5	Macy’s, Inc.	200
2	Nordstrom, Inc.	128
10	Target Corp.	741

		1,822

	Specialty Retail — 2.6%
1	Advance Auto Parts, Inc.	194

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
Specialty Retail — continued
1	AutoNation, Inc. (a)	81
1	AutoZone, Inc. (a)	393
3	Bed Bath & Beyond, Inc. (a)	150
5	Best Buy Co., Inc.	159
3	CarMax, Inc. (a)	194
2	GameStop Corp., Class A	61
4	Gap, Inc. (The)	103
21	Home Depot, Inc. (The)	2,797
4	L Brands, Inc.	399
15	Lowe’s Cos., Inc.	1,153
2	O’Reilly Automotive, Inc. (a)	427
7	Ross Stores, Inc.	350
1	Signet Jewelers Ltd.	170
10	Staples, Inc.	126
2	Tiffany & Co.	145
11	TJX Cos., Inc. (The)	775
2	Tractor Supply Co.	198
2	Urban Outfitters, Inc. (a)	35

		7,910

	Textiles, Apparel & Luxury Goods — 1.0%
5	Coach, Inc.	143
1	Fossil Group, Inc. (a)	26
7	Hanesbrands, Inc.	201
3	Michael Kors Holdings Ltd., (United Kingdom) (a)	135
11	NIKE, Inc., Class B	1,459
1	PVH Corp.	123
1	Ralph Lauren Corp.	121
3	Under Armour, Inc., Class A (a)	252
6	V.F. Corp.	358

		2,818

	Total Consumer Discretionary	39,019

Consumer Staples — 9.5%
	Beverages — 2.3%
2	Brown-Forman Corp., Class B	177
64	Coca-Cola Co. (The)	2,714
3	Coca-Cola Enterprises, Inc.	172
3	Constellation Brands, Inc., Class A	392
3	Dr. Pepper Snapple Group, Inc.	279
3	Molson Coors Brewing Co., Class B	237
2	Monster Beverage Corp. (a)	383
24	PepsiCo, Inc.	2,394

		6,748

	Food & Staples Retailing — 2.2%
7	Costco Wholesale Corp.	1,154
18	CVS Health Corp.	1,706
16	Kroger Co. (The)	595
9	Sysco Corp.	351
14	Walgreens Boots Alliance, Inc.	1,195
26	Wal-Mart Stores, Inc.	1,510
6	Whole Foods Market, Inc.	170

		6,681

	Food Products — 1.6%
10	Archer-Daniels-Midland Co.	361
3	Campbell Soup Co.	153
7	ConAgra Foods, Inc.	288
10	General Mills, Inc.	563
2	Hershey Co. (The)	205
2	Hormel Foods Corp.	164
2	J.M. Smucker Co. (The)	236
4	Kellogg Co.	285
2	Keurig Green Mountain, Inc.	102
10	Kraft Heinz Co. (The)	712
2	McCormick & Co., Inc. (Non-Voting)	162
3	Mead Johnson Nutrition Co.	266
26	Mondelez International, Inc., Class A	1,144
5	Tyson Foods, Inc., Class A	248

		4,889

	Household Products — 1.7%
2	Clorox Co. (The)	260
15	Colgate-Palmolive Co.	962
6	Kimberly-Clark Corp.	706
44	Procter & Gamble Co. (The)	3,303

		5,231

	Personal Products — 0.1%
4	Estee Lauder Cos., Inc. (The), Class A	309

	Tobacco — 1.6%
32	Altria Group, Inc.	1,837
25	Philip Morris International, Inc.	2,202
13	Reynolds American, Inc.	624

		4,663

	Total Consumer Staples	28,521

Energy — 7.0%
	Energy Equipment & Services — 1.1%
7	Baker Hughes, Inc.	383

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Energy Equipment & Services — continued
3	Cameron International Corp. (a)	213
1	Diamond Offshore Drilling, Inc.	24
4	Ensco plc, (United Kingdom), Class A	66
4	FMC Technologies, Inc. (a)	127
14	Halliburton Co.	554
2	Helmerich & Payne, Inc.	102
6	National Oilwell Varco, Inc.	233
21	Schlumberger Ltd.	1,588
6	Transocean Ltd., (Switzerland)	80

		3,370

	Oil, Gas & Consumable Fuels — 5.9%
8	Anadarko Petroleum Corp.	495
6	Apache Corp.	302
7	Cabot Oil & Gas Corp.	127
8	Chesapeake Energy Corp.	44
31	Chevron Corp.	2,796
2	Cimarex Energy Co.	183
5	Columbia Pipeline Group, Inc.	99
20	ConocoPhillips	1,085
4	CONSOL Energy, Inc.	29
6	Devon Energy Corp.	289
9	EOG Resources, Inc.	745
2	EQT Corp.	142
68	Exxon Mobil Corp.	5,539
4	Hess Corp.	232
29	Kinder Morgan, Inc.	689
11	Marathon Oil Corp.	193
9	Marathon Petroleum Corp.	509
3	Murphy Oil Corp.	76
3	Newfield Exploration Co. (a)	101
7	Noble Energy, Inc.	254
12	Occidental Petroleum Corp.	939
3	ONEOK, Inc.	100
8	Phillips 66	713
2	Pioneer Natural Resources Co.	352
3	Range Resources Corp.	79
6	Southwestern Energy Co. (a)	56
11	Spectra Energy Corp.	286
2	Tesoro Corp.	231
8	Valero Energy Corp.	581
11	Williams Cos., Inc. (The)	406

		17,672

	Total Energy	21,042

Financials — 16.5%
	Banks — 6.0%
170	Bank of America Corp.	2,968
13	BB&T Corp.	490
49	Citigroup, Inc.	2,649
3	Comerica, Inc.	134
13	Fifth Third Bancorp	270
13	Huntington Bancshares, Inc.	153
60	JPMorgan Chase & Co. (q)	4,012
14	KeyCorp	179
3	M&T Bank Corp.	326
5	People’s United Financial, Inc.	84
8	PNC Financial Services Group, Inc. (The)	798
22	Regions Financial Corp.	219
8	SunTrust Banks, Inc.	366
27	U.S. Bancorp	1,182
76	Wells Fargo & Co.	4,187
3	Zions Bancorp	99

		18,116

	Capital Markets — 2.2%
1	Affiliated Managers Group, Inc. (a)	157
3	Ameriprise Financial, Inc.	327
18	Bank of New York Mellon Corp. (The)	789
2	BlackRock, Inc.	758
19	Charles Schwab Corp. (The)	657
5	E*TRADE Financial Corp. (a)	144
6	Franklin Resources, Inc.	264
7	Goldman Sachs Group, Inc. (The)	1,244
7	Invesco Ltd.	235
2	Legg Mason, Inc.	79
25	Morgan Stanley	850
4	Northern Trust Corp.	267
7	State Street Corp.	482
4	T. Rowe Price Group, Inc.	317

		6,570

	Consumer Finance — 0.9%
14	American Express Co.	992
9	Capital One Financial Corp.	693
7	Discover Financial Services	402
6	Navient Corp.	72
14	Synchrony Financial (a)	432

		2,591

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
		Diversified Financial Services — 2.0%
30		Berkshire Hathaway, Inc., Class B (a)	4,087
5		CME Group, Inc.	536
2		Intercontinental Exchange, Inc.	467
5		Leucadia National Corp.	97
4		McGraw Hill Financial, Inc.	428
3		Moody’s Corp.	292
2		Nasdaq, Inc.	113

			6,020

		Insurance — 2.7%
5		ACE Ltd., (Switzerland)	605
7		Aflac, Inc.	457
7		Allstate Corp. (The)	409
21		American International Group, Inc.	1,338
5		Aon plc, (United Kingdom)	432
1		Assurant, Inc.	93
4		Chubb Corp. (The)	482
2		Cincinnati Financial Corp.	147
7		Hartford Financial Services Group, Inc. (The)	308
4		Lincoln National Corp.	224
5		Loews Corp.	177
9		Marsh & McLennan Cos., Inc.	477
18		MetLife, Inc.	928
4		Principal Financial Group, Inc.	229
10		Progressive Corp. (The)	294
7		Prudential Financial, Inc.	635
2		Torchmark Corp.	115
5		Travelers Cos., Inc. (The)	580
4		Unum Group	147
5		XL Group plc, (Ireland)	188

			8,265

		Real Estate Investment Trusts (REITs) — 2.6%
7		American Tower Corp.	684
3		Apartment Investment & Management Co., Class A	97
2		AvalonBay Communities, Inc.	393
2		Boston Properties, Inc.	312
5		Crown Castle International Corp.	467
1		Equinix, Inc.	282
6		Equity Residential	473
1		Essex Property Trust, Inc.	247
–	(h)	Four Corners Property Trust, Inc. (a)	—	(h)
10		General Growth Properties, Inc.	242
8		HCP, Inc.	267
12		Host Hotels & Resorts, Inc.	203
3		Iron Mountain, Inc.	87
7		Kimco Realty Corp.	175
2		Macerich Co. (The)	171
3		Plum Creek Timber Co., Inc.	144
9		Prologis, Inc.	365
2		Public Storage	574
4		Realty Income Corp.	205
5		Simon Property Group, Inc.	938
2		SL Green Realty Corp.	191
5		Ventas, Inc.	289
3		Vornado Realty Trust	279
6		Welltower, Inc.	362
8		Weyerhaeuser Co.	269

			7,716

		Real Estate Management & Development — 0.1%
5		CBRE Group, Inc., Class A (a)	177

		Total Financials	49,455

Health Care — 14.5%
		Biotechnology — 3.0%
4		Alexion Pharmaceuticals, Inc. (a)	656
12		Amgen, Inc.	1,987
9		Baxalta, Inc.	303
4		Biogen, Inc. (a)	1,040
13		Celgene Corp. (a)	1,408
24		Gilead Sciences, Inc.	2,530
1		Regeneron Pharmaceuticals, Inc. (a)	685
4		Vertex Pharmaceuticals, Inc. (a)	515

			9,124

		Health Care Equipment & Supplies — 2.1%
24		Abbott Laboratories	1,089
9		Baxter International, Inc.	334
3		Becton, Dickinson and Co.	514
22		Boston Scientific Corp. (a)	400
1		C.R. Bard, Inc.	226
2		DENTSPLY International, Inc.	138
2		Edwards Lifesciences Corp. (a)	285
1		Intuitive Surgical, Inc. (a)	313
23		Medtronic plc, (Ireland)	1,733
5		St. Jude Medical, Inc.	289
5		Stryker Corp.	496

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Health Care Equipment & Supplies — continued
2	Varian Medical Systems, Inc. (a)	130
3	Zimmer Biomet Holdings, Inc.	281

		6,228

	Health Care Providers & Services — 2.6%
6	Aetna, Inc.	583
3	AmerisourceBergen Corp.	330
4	Anthem, Inc.	555
5	Cardinal Health, Inc.	463
4	Cigna Corp.	565
3	DaVita HealthCare Partners, Inc. (a)	202
11	Express Scripts Holding Co. (a)	940
5	HCA Holdings, Inc. (a)	354
1	Henry Schein, Inc. (a)	212
2	Humana, Inc.	406
2	Laboratory Corp. of America Holdings (a)	199
4	McKesson Corp.	716
1	Patterson Cos., Inc.	64
2	Quest Diagnostics, Inc.	160
2	Tenet Healthcare Corp. (a)	54
16	UnitedHealth Group, Inc.	1,748
1	Universal Health Services, Inc., Class B	181

		7,732

	Health Care Technology — 0.1%
5	Cerner Corp. (a)	298

		—
	Life Sciences Tools & Services — 0.6%
5	Agilent Technologies, Inc.	225
2	Illumina, Inc. (a)	434
2	PerkinElmer, Inc.	98
6	Thermo Fisher Scientific, Inc.	897
1	Waters Corp. (a)	178

		1,832

	Pharmaceuticals — 6.1%
27	AbbVie, Inc.	1,566
6	Allergan plc (a)	2,010
27	Bristol-Myers Squibb Co.	1,818
16	Eli Lilly & Co.	1,302
3	Endo International plc, (Ireland) (a)	208
45	Johnson & Johnson	4,561
2	Mallinckrodt plc (a)	130
46	Merck & Co., Inc.	2,429
7	Mylan N.V. (a)	344
2	Perrigo Co. plc, (Ireland)	355
100	Pfizer, Inc.	3,288
7	Zoetis, Inc.	349

		18,360

	Total Health Care	43,574

Industrials — 10.1%
	Aerospace & Defense — 2.7%
10	Boeing Co. (The)	1,511
5	General Dynamics Corp.	723
13	Honeywell International, Inc.	1,322
1	L-3 Communications Holdings, Inc.	160
4	Lockheed Martin Corp.	952
3	Northrop Grumman Corp.	568
2	Precision Castparts Corp.	518
5	Raytheon Co.	613
2	Rockwell Collins, Inc.	199
4	Textron, Inc.	192
13	United Technologies Corp.	1,294

		8,052

	Air Freight & Logistics — 0.7%
2	C.H. Robinson Worldwide, Inc.	156
3	Expeditors International of Washington, Inc.	149
4	FedEx Corp.	677
11	United Parcel Service, Inc., Class B	1,171

		2,153

	Airlines — 0.6%
10	American Airlines Group, Inc.	423
13	Delta Air Lines, Inc.	601
11	Southwest Airlines Co.	492
6	United Continental Holdings, Inc. (a)	343

		1,859

	Building Products — 0.1%
2	Allegion plc, (Ireland)	105
6	Masco Corp.	167

		272

	Commercial Services & Supplies — 0.4%
3	ADT Corp. (The)	98
1	Cintas Corp.	133
3	Pitney Bowes, Inc.	71
4	Republic Services, Inc.	172

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Commercial Services & Supplies — continued
1	Stericycle, Inc. (a)	167
7	Tyco International plc	242
7	Waste Management, Inc.	368

		1,251

	Construction & Engineering — 0.1%
2	Fluor Corp.	115
2	Jacobs Engineering Group, Inc. (a)	89
3	Quanta Services, Inc. (a)	58

		262

	Electrical Equipment — 0.5%
4	AMETEK, Inc.	222
8	Eaton Corp. plc	442
11	Emerson Electric Co.	535
2	Rockwell Automation, Inc.	232

		1,431

	Industrial Conglomerates — 2.5%
10	3M Co.	1,592
10	Danaher Corp.	932
153	General Electric Co.	4,585
2	Roper Technologies, Inc.	317

		7,426

	Machinery — 1.2%
10	Caterpillar, Inc.	712
3	Cummins, Inc.	271
5	Deere & Co.	404
3	Dover Corp.	168
2	Flowserve Corp.	100
5	Illinois Tool Works, Inc.	504
4	Ingersoll-Rand plc	253
6	PACCAR, Inc.	300
2	Parker-Hannifin Corp.	236
3	Pentair plc, (United Kingdom)	166
1	Snap-on, Inc.	163
2	Stanley Black & Decker, Inc.	272
3	Xylem, Inc.	110

		3,659

	Professional Services — 0.3%
1	Dun & Bradstreet Corp. (The)	63
2	Equifax, Inc.	215
6	Nielsen Holdings plc	279
2	Robert Half International, Inc.	112
3	Verisk Analytics, Inc. (a)	189

		858

	Road & Rail — 0.8%
16	CSX Corp.	455
1	J.B. Hunt Transport Services, Inc.	117
2	Kansas City Southern	163
5	Norfolk Southern Corp.	466
1	Ryder System, Inc.	57
14	Union Pacific Corp.	1,185

		2,443

	Trading Companies & Distributors — 0.2%
5	Fastenal Co.	192
2	United Rentals, Inc. (a)	122
1	W.W. Grainger, Inc.	198

		512

	Total Industrials	30,178

Information Technology — 20.8%
	Communications Equipment — 1.4%
83	Cisco Systems, Inc.	2,255
1	F5 Networks, Inc. (a)	119
2	Harris Corp.	168
6	Juniper Networks, Inc.	173
3	Motorola Solutions, Inc.	188
26	QUALCOMM, Inc.	1,247

		4,150

	Electronic Equipment, Instruments & Components — 0.4%
5	Amphenol Corp., Class A	277
20	Corning, Inc.	373
2	FLIR Systems, Inc.	70
7	TE Connectivity Ltd., (Switzerland)	439

		1,159

	Internet Software & Services — 4.1%
3	Akamai Technologies, Inc. (a)	167
5	Alphabet, Inc., Class A (a)	3,598
5	Alphabet, Inc., Class C (a)	3,574
18	eBay, Inc. (a)	540
37	Facebook, Inc., Class A (a)	3,832
2	VeriSign, Inc. (a)	145
14	Yahoo!, Inc. (a)	476

		12,332

	IT Services — 3.7%
10	Accenture plc, (Ireland), Class A	1,089
1	Alliance Data Systems Corp. (a)	286
8	Automatic Data Processing, Inc.	654

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	IT Services — continued
10	Cognizant Technology Solutions Corp., Class A (a)	640
2	CSRA, Inc. (a)	71
5	Fidelity National Information Services, Inc.	292
4	Fiserv, Inc. (a)	367
15	International Business Machines Corp.	2,044
16	MasterCard, Inc., Class A	1,590
5	Paychex, Inc.	284
18	PayPal Holdings, Inc. (a)	636
2	Teradata Corp. (a)	69
3	Total System Services, Inc.	154
32	Visa, Inc., Class A	2,508
8	Western Union Co. (The)	157
16	Xerox Corp.	172

		11,013

	Semiconductors & Semiconductor Equipment — 2.5%
5	Altera Corp.	260
5	Analog Devices, Inc.	315
20	Applied Materials, Inc.	367
4	Avago Technologies Ltd., (Singapore)	551
9	Broadcom Corp., Class A	497
1	First Solar, Inc. (a)	70
77	Intel Corp.	2,689
3	KLA-Tencor Corp.	170
3	Lam Research Corp.	201
4	Linear Technology Corp.	178
3	Microchip Technology, Inc.	166
18	Micron Technology, Inc. (a)	279
8	NVIDIA Corp.	264
2	Qorvo, Inc. (a)	141
3	Skyworks Solutions, Inc.	258
17	Texas Instruments, Inc.	970
4	Xilinx, Inc.	209

		7,585

	Software — 4.3%
8	Activision Blizzard, Inc.	308
8	Adobe Systems, Inc. (a)	740
4	Autodesk, Inc. (a)	234
5	CA, Inc.	143
3	Citrix Systems, Inc. (a)	200
5	Electronic Arts, Inc. (a)	344
5	Intuit, Inc.	452
130	Microsoft Corp.	7,072
53	Oracle Corp.	2,062
3	Red Hat, Inc. (a)	243
10	salesforce.com, Inc. (a)	804
11	Symantec Corp.	218

		12,820

	Technology Hardware, Storage & Peripherals — 4.4%
93	Apple, Inc.	10,975
31	EMC Corp.	793
29	Hewlett Packard Enterprise Co.	437
29	HP, Inc.	368
5	NetApp, Inc.	150
3	SanDisk Corp.	246
5	Seagate Technology plc	177
4	Western Digital Corp.	234

		13,380

	Total Information Technology	62,439

Materials — 2.8%
	Chemicals — 2.2%
3	Air Products & Chemicals, Inc.	431
1	Airgas, Inc.	151
4	CF Industries Holdings, Inc.	175
19	Dow Chemical Co. (The)	982
15	E.I. du Pont de Nemours & Co.	991
2	Eastman Chemical Co.	176
4	Ecolab, Inc.	515
2	FMC Corp.	93
1	International Flavors & Fragrances, Inc.	157
6	LyondellBasell Industries N.V., Class A	581
7	Monsanto Co.	681
5	Mosaic Co. (The)	174
4	PPG Industries, Inc.	466
5	Praxair, Inc.	526
1	Sherwin-Williams Co. (The)	356

		6,455

	Construction Materials — 0.1%
1	Martin Marietta Materials, Inc.	172
2	Vulcan Materials Co.	222

		394

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Containers & Packaging — 0.2%
1	Avery Dennison Corp.	98
2	Ball Corp.	156
3	Owens-Illinois, Inc. (a)	50
3	Sealed Air Corp.	152
4	WestRock Co.	216

		672

	Metals & Mining — 0.2%
21	Alcoa, Inc.	199
18	Freeport-McMoRan, Inc.	151
9	Newmont Mining Corp.	159
5	Nucor Corp.	216

		725

	Paper & Forest Products — 0.1%
7	International Paper Co.	284

	Total Materials	8,530

Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 2.3%
100	AT&T, Inc.	3,369
9	CenturyLink, Inc.	247
19	Frontier Communications Corp.	95
5	Level 3 Communications, Inc. (a)	238
66	Verizon Communications, Inc.	3,006

	Total Telecommunication Services	6,955

Utilities — 2.9%
	Electric Utilities — 1.6%
8	American Electric Power Co., Inc.	447
11	Duke Energy Corp.	759
5	Edison International	315
3	Entergy Corp.	195
5	Eversource Energy	263
15	Exelon Corp.	408
7	FirstEnergy Corp.	216
7	NextEra Energy, Inc.	748
4	Pepco Holdings, Inc.	106
2	Pinnacle West Capital Corp.	114
11	PPL Corp.	371
15	Southern Co. (The)	658
8	Xcel Energy, Inc.	294

		4,894

	Gas Utilities — 0.1%
2	AGL Resources, Inc.	122

	Independent Power & Renewable Electricity Producers — 0.1%
11	AES Corp.	111
5	NRG Energy, Inc.	66

		177

	Multi-Utilities — 1.1%
4	Ameren Corp.	173
7	CenterPoint Energy, Inc.	119
5	CMS Energy Corp.	158
5	Consolidated Edison, Inc.	296
10	Dominion Resources, Inc.	651
3	DTE Energy Co.	235
5	NiSource, Inc.	99
8	PG&E Corp.	420
8	Public Service Enterprise Group, Inc.	322
2	SCANA Corp.	137
4	Sempra Energy	380
4	TECO Energy, Inc.	101
5	WEC Energy Group, Inc.	253

		3,344

	Total Utilities	8,537

	Total Common Stocks (Cost $139,705)	298,250

Exchange Traded Fund — 0.0% (g)
	U.S. Equity — 0.0% (g)
1	SPDR S&P 500 ETF Trust (Cost $85)	104

NUMBER OF RIGHTS

Rights — 0.0% (g)
Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
5	Safeway, Inc., Casa Ley CVR, expiring 01/30/18 (a)	1
5	Safeway, Inc., PDC CVR, expiring 01/30/17 (a)	—	(h)

	Total Rights (Cost $–)	1

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investments — 0.4%
U.S. Treasury Obligation — 0.1%
240	U.S. Treasury Bill, 0.105%, 02/11/16 (k) (n)	240

SHARES
	Investment Company — 0.3%
837	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.070% (b) (l)	837

	Total Short-Term Investments (Cost $1,077)	1,077

	Total Investments — 99.8% (Cost $140,867)	299,432
	Other Assets in Excess of Liabilities — 0.2%	673

	NET ASSETS — 100.0%	$300,105

Percentages indicated are based on net assets.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
11	E-mini S&P 500	12/18/15	USD	$1,144	$78

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVR	—	Contingent Value Rights
ETF	—	Exchange Traded Fund
REIT	—	Real Estate Investment Trust
SPDR	—	Standard & Poor’s Depositary Receipts
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of November 30, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.
(q)	—	Investment in affiliate which is a security in the Fund’s index.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$162,006
Aggregate gross unrealized depreciation	(3,441)

Net unrealized appreciation/depreciation	$158,565

Federal income tax cost of investments	$140,867

A. Valuation of Investments - The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$39,019	$–	$–	$39,019
Consumer Staples	28,521	–	–	28,521
Energy	21,042	–	–	21,042
Financials	49,455	–	–	49,455
Health Care	43,574	–	–	43,574
Industrials	30,178	–	–	30,178
Information Technology	62,439	–	–	62,439
Materials	8,530	–	–	8,530
Telecommunication Services	6,955	–	–	6,955
Utilities	8,537	–	–	8,537

Total Common Stocks	298,250	–	–	298,250

Exchange Traded Fund	104	–	–	104
Rights
Consumer Staples	–	–	1	1
Short-Term Investment
U.S. Treasury Obligations	–	240	–	240
Investment Company	837	–	–	837

Total Short-Term Investment	837	240	–	1,077

Total Investments in Securities	$299,191	$240	$1	$299,432

Appreciation in Other Financial Instruments
Futures Contracts	$78	$–	$–	$78

There were no transfers between Levels 1 and 2 during the period ended November 30, 2015.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

B. Derivatives — The Fund used instruments including futures in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.
Note (1) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 12.5%
105		Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.021%, 12/27/22 (e)	105
		Ally Auto Receivables Trust,
199		Series 2013-2, Class A3, 0.790%, 01/15/18	199
120		Series 2013-2, Class A4, 1.240%, 11/15/18	120
198		Series 2014-SN2, Class A3, 1.030%, 09/20/17	198
604		Series 2015-SN1, Class A2A, 0.930%, 06/20/17	603
305		Series 2015-SN1, Class A3, 1.210%, 12/20/17	304
		American Credit Acceptance Receivables Trust,
62		Series 2014-4, Class A, 1.330%, 07/10/18 (e)	62
129		Series 2015-1, Class A, 1.430%, 08/12/19 (e)	128
257		Series 2015-2, Class A, 1.570%, 06/12/19 (e)	257
245		Series 2015-2, Class C, 4.320%, 05/12/21 (e)	241
990		American Homes 4 Rent, Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	979
		AmeriCredit Automobile Receivables Trust,
–	(h)	Series 2013-1, Class A3, 0.610%, 10/10/17	—	(h)
107		Series 2013-5, Class A3, 0.900%, 09/10/18	107
218		Series 2015-2, Class A2A, 0.830%, 09/10/18	217
650		Series 2015-2, Class A3, 1.270%, 01/08/20	645
150		Series 2015-4, Class A3, 1.700%, 07/08/20	150
368		ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	361
60		AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	60
186		AXIS Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	186
		B2R Mortgage Trust,
132		Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	131
253		Series 2015-2, Class A, 3.336%, 11/15/48 (e)	253
250		BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	249
309		BCC Funding Corp. X, Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	310
31		Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.591%, 04/25/36	29
		BMW Vehicle Owner Trust,
79		Series 2013-A, Class A3, 0.670%, 11/27/17	79
96		Series 2014-A, Class A2, 0.530%, 04/25/17	96
160		Series 2014-A, Class A3, 0.970%, 11/26/18	160
100		Cabela’s Credit Card Master Note Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	100
6		California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	6
554		CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.375%, 07/15/64 (e)	553
		CarFinance Capital Auto Trust,
3		Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	3
259		Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	259
125		Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	125
183		Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	182
147		Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	145
250		Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.221%, 10/15/21 (e)	250
		CarMax Auto Owner Trust,
113		Series 2013-4, Class A3, 0.800%, 07/16/18	112
137		Series 2013-4, Class A4, 1.280%, 05/15/19	137
337		Series 2014-2, Class A3, 0.980%, 01/15/19	336
1,212		Series 2015-2, Class A2A, 0.820%, 06/15/18	1,210
		Carnow Auto Receivables Trust,
10		Series 2014-1A, Class A, 0.960%, 01/17/17 (e)	9
425		Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	425

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
61	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	62
363	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	363
591	Colony American Homes, Series 2014-2A, Class A, VAR, 1.163%, 07/17/31 (e)	576
300	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	300
137	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	138
	CPS Auto Receivables Trust,
12	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	12
12	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	12
80	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	80
153	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	153
162	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	161
195	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	194
258	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	257
203	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	202
854	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	848
425	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	420
310	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	309
	Credit Acceptance Auto Loan Trust,
250	Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	249
363	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	362
250	Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	249
400	Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.450%, 03/15/21	398
	Drive Auto Receivables Trust,
120	Series 2015-AA, Class A2, 1.010%, 11/15/17 (e)	121
177	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	176
408	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	408
320	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	315
110	Series 2015-CA, Class A2A, 1.030%, 02/15/18 (e)	110
220	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	220
	DT Auto Owner Trust,
155	Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	155
103	Series 2015-1A, Class A, 1.060%, 09/17/18 (e)	103
260	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	259
301	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	300
	Exeter Automobile Receivables Trust,
651	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	651
300	Series 2014-1A, Class B, 2.420%, 01/15/19 (e)	300
129	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	129
289	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	288
56	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	56
226	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	226
500	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	500
421	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	419
	Fifth Third Auto Trust,
65	Series 2013-1, Class A3, 0.880%, 10/16/17	65
47	Series 2014-3, Class A2A, 0.570%, 05/15/17	47
77	Series 2014-3, Class A3, 0.960%, 03/15/19	77
318	Series 2015-1, Class A3, 1.420%, 03/16/20	316
	First Investors Auto Owner Trust,
2	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	2
7	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	8
96	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	96
138	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	137

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
186	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	185
260	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	260
100	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	100
	FirstKey Lending Trust,
297	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	292
144	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	143
	Flagship Credit Auto Trust,
139	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	139
88	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	88
228	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	226
89	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	89
44	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	44
254	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	252
766	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	766
114	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	114
113	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	113
	Ford Credit Auto Lease Trust,
96	Series 2013-B, Class A4, 0.960%, 10/15/16	96
83	Series 2014-B, Class A3, 0.890%, 09/15/17	83
33	Series 2014-B, Class A4, 1.100%, 11/15/17	33
	Ford Credit Auto Owner Trust,
4	Series 2012-D, Class A3, 0.510%, 04/15/17	4
135	Series 2014-C, Class A2, 0.610%, 08/15/17	134
245	Series 2014-C, Class A3, 1.060%, 05/15/19	245
154	Series 2015-A, Class A2A, 0.810%, 01/15/18	154
471	Series 2015-A, Class A3, 1.280%, 09/15/19	471
912	Series 2015-B, Class A2A, 0.720%, 03/15/18	912
140	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.577%, 01/15/18	140
691	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	690
50	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	46
19	GE Equipment Midticket LLC, Series 2012-1, Class A4, 0.780%, 09/22/20	19
374	GLS Auto Receivables Trust, Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	372
	GM Financial Automobile Leasing Trust,
1,226	Series 2015-1, Class A2, 1.100%, 12/20/17	1,225
428	Series 2015-1, Class A3, 1.530%, 09/20/18	427
134	Series 2015-1, Class A4, 1.730%, 06/20/19	133
155	GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	156
	GO Financial Auto Securitization Trust,
424	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	424
249	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	248
500	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	500
267	Series 2015-2, Class B, 4.800%, 08/17/20 (e)	267
148	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	147
531	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class DT1, 3.931%, 10/15/46 (e)	528
	Honda Auto Receivables Owner Trust,
240	Series 2013-4, Class A3, 0.690%, 09/18/17	240
140	Series 2013-4, Class A4, 1.040%, 02/18/20	140
186	Series 2014-2, Class A3, 0.770%, 03/19/18	186
194	Series 2015-1, Class A2, 0.700%, 06/15/17	193
25	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.407%, 11/20/36	25
	Hyundai Auto Receivables Trust,
281	Series 2014-B, Class A3, 0.900%, 12/17/18	280
248	Series 2015-A, Class A2, 0.680%, 10/16/17	248

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
295	Series 2015-B, Class A2A, 0.690%, 04/16/18	295
233	Series 2015-B, Class A3, 1.120%, 11/15/19	232
600	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.197%, 06/17/31 (e)	588
936	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 07/15/19 (e)	923
	MarketPlace Loan Trust,
215	Series 2015-OD1, Class A, 3.250%, 06/17/17 (e)	214
318	Series 2015-OD2, Class A, 3.250%, 08/17/17 (e)	318
697	Series 2015-OD3, Class A, 3.875%, 09/17/17 (e)	695
409	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	408
158	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	158
30	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	30
	Nissan Auto Receivables Owner Trust,
49	Series 2012-A, Class A4, 1.000%, 07/16/18	49
120	Series 2014-B, Class A3, 1.110%, 05/15/19	120
83	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	83
	NRPL Trust,
334	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	333
623	Series 2015-2A, Class A1, VAR, 3.750%, 10/25/57 (e)	620
	NRZ Advance Receivables Trust Advance Receivables Backed Notes,
450	Series 2015-T1, Class AT1, 2.315%, 08/15/46 (e)	450
250	Series 2015-T1, Class CT1, 3.100%, 08/15/46 (e)	250
200	Series 2015-T1, Class DT1, 3.600%, 08/15/46 (e)	199
201	Series 2015-T2, Class DT2, 4.679%, 08/17/48 (e)	201
550	Series 2015-T3, Class DT3, 4.266%, 11/15/46 (e)	550
900	Series 2015-T4, Class AT4, 3.196%, 11/15/47 (e)	900
300	Series 2015-T4, Class DT4, 4.671%, 11/15/47 (e)	300
114	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e)	114
	Oak Hill Advisors Residential Loan Trust,
289	Series 2014-NPL2, Class A1, SUB, 3.475%, 04/25/54 (e)	287
477	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	474
	Ocwen Master Advance Receivables Trust,
438	Series 2015-1, Class DT1, 4.100%, 09/17/46 (e)	437
443	Series 2015-T1, Class AT1, 2.537%, 09/17/46 (e)	443
661	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	661
295	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	295
	OneMain Financial Issuance Trust,
902	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	901
403	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	404
875	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	871
233	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	229
46	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.159%, 10/25/34	46
463	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	463
500	Progreso Receivables Funding II LLC, Series 2014-A, Class A, 3.500%, 07/08/19 (e)	501
500	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/08/20 (e)	500
321	Progreso Receivables Funding LLC, Series 2015-B, Class A, 3.000%, 07/28/20 (e)	321
	Progress Residential Trust,
868	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	853
351	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	341
789	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	784
100	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	100
850	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	850

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
59		RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.521%, 03/25/36	58
262		RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	259
		Santander Drive Auto Receivables Trust,
240		Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	239
61		Series 2015-S2, Class R1, 1.840%, 11/18/19 (e)	60
244		Series 2015-S7, Class R1, 1.970%, 03/16/21 (e)	242
39		Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.373%, 01/25/36	29
138		Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	137
124		Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	124
		SpringCastle America Funding LLC,
746		Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	748
175		Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	176
		Springleaf Funding Trust,
230		Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	229
840		Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	839
461		Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	460
462		Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	459
143		Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 07/15/18 (e)	143
		Toyota Auto Receivables Owner Trust,
80		Series 2014-C, Class A2, 0.510%, 02/15/17	80
134		Series 2014-C, Class A3, 0.930%, 07/16/18	134
266		Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.147%, 10/15/21 (e)	266
128		Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.447%, 05/17/32 (e)	126
		Truman Capital Mortgage Loan Trust,
98		Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	98
17		Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	17
60		Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	59
304		U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	303
86		VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	86
241		Volkswagen Auto Lease Trust, Series 2015-A, Class A2A, 0.870%, 06/20/17	241
153		VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	153
888		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	876
		VOLT XXVI LLC,
398		Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	398
116		Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	115
420		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	419
288		VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	288
381		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	380
		World Omni Auto Receivables Trust,
275		Series 2013-B, Class A3, 0.830%, 08/15/18	275
127		Series 2013-B, Class A4, 1.320%, 01/15/20	127
153		Series 2015-A, Class A2A, 0.790%, 07/16/18	153
77		Series 2015-A, Class A3, 1.340%, 05/15/20	77

		Total Asset-Backed Securities (Cost $59,343)	59,151

Collateralized Mortgage Obligations — 17.2%
		Agency CMO — 14.7%
35		Federal Home Loan Mortgage Corp. – Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	38
		Federal Home Loan Mortgage Corp. REMIC,
1		Series 46, Class B, 7.800%, 09/15/20	1
–	(h)	Series 47, Class F, 10.000%, 06/15/20	—	(h)
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
1		Series 99, Class Z, 9.500%, 01/15/21	1
6		Series 114, Class H, 6.950%, 01/15/21	7

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
–	(h)	Series 1079, Class S, HB, IF, 33.330%, 05/15/21	—	(h)
–	(h)	Series 1084, Class F, VAR, 1.147%, 05/15/21	—	(h)
–	(h)	Series 1084, Class S, HB, IF, 44.339%, 05/15/21	—	(h)
5		Series 1144, Class KB, 8.500%, 09/15/21	6
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,175.570%, 01/15/22	—	(h)
4		Series 1206, Class IA, 7.000%, 03/15/22	4
3		Series 1250, Class J, 7.000%, 05/15/22	3
11		Series 1343, Class LA, 8.000%, 08/15/22	12
48		Series 1466, Class PZ, 7.500%, 02/15/23	53
1		Series 1470, Class F, VAR, 1.651%, 02/15/23	1
18		Series 1491, Class I, 7.500%, 04/15/23	20
17		Series 1518, Class G, IF, 8.788%, 05/15/23	21
15		Series 1541, Class O, VAR, 1.410%, 07/15/23	15
3		Series 1602, Class SA, HB, IF, 22.110%, 10/15/23	5
53		Series 1608, Class L, 6.500%, 09/15/23	61
4		Series 1671, Class L, 7.000%, 02/15/24	5
9		Series 1700, Class GA, PO, 02/15/24	9
91		Series 1706, Class K, 7.000%, 03/15/24	101
319		Series 1720, Class PL, 7.500%, 04/15/24	360
9		Series 1745, Class D, 7.500%, 08/15/24	11
19		Series 1798, Class F, 5.000%, 05/15/23	21
1		Series 1807, Class G, 9.000%, 10/15/20	1
100		Series 1927, Class PH, 7.500%, 01/15/27	114
42		Series 1981, Class Z, 6.000%, 05/15/27	46
14		Series 1987, Class PE, 7.500%, 09/15/27	15
6		Series 2033, Class SN, HB, IF, 28.507%, 03/15/24	3
16		Series 2038, Class PN, IO, 7.000%, 03/15/28	3
86		Series 2040, Class PE, 7.500%, 03/15/28	98
9		Series 2056, Class TD, 6.500%, 05/15/18	10
91		Series 2063, Class PG, 6.500%, 06/15/28	104
11		Series 2064, Class TE, 7.000%, 06/15/28	12
65		Series 2075, Class PH, 6.500%, 08/15/28	72
63		Series 2075, Class PM, 6.250%, 08/15/28	70
20		Series 2089, Class PJ, IO, 7.000%, 10/15/28	2
38		Series 2125, Class JZ, 6.000%, 02/15/29	42
9		Series 2163, Class PC, IO, 7.500%, 06/15/29	1
180		Series 2169, Class TB, 7.000%, 06/15/29	205
60		Series 2172, Class QC, 7.000%, 07/15/29	67
–	(h)	Series 2196, Class TL, 7.500%, 11/15/29	1
31		Series 2201, Class C, 8.000%, 11/15/29	35
77		Series 2210, Class Z, 8.000%, 01/15/30	89
21		Series 2224, Class CB, 8.000%, 03/15/30	25
40		Series 2256, Class MC, 7.250%, 09/15/30	46
46		Series 2259, Class ZM, 7.000%, 10/15/30	53
46		Series 2271, Class PC, 7.250%, 12/15/30	53
34		Series 2283, Class K, 6.500%, 12/15/23	38
20		Series 2296, Class PD, 7.000%, 03/15/31	23
10		Series 2306, Class K, PO, 05/15/24	10
24		Series 2306, Class SE, IF, IO, 8.540%, 05/15/24	3
29		Series 2333, Class HC, 6.000%, 07/15/31	28
2		Series 2344, Class QG, 6.000%, 08/15/16	2
386		Series 2344, Class ZD, 6.500%, 08/15/31	447
45		Series 2344, Class ZJ, 6.500%, 08/15/31	51
33		Series 2345, Class NE, 6.500%, 08/15/31	38
4		Series 2345, Class PQ, 6.500%, 08/15/16	4
18		Series 2347, Class VP, 6.500%, 03/15/20	19
42		Series 2351, Class PZ, 6.500%, 08/15/31	48
3		Series 2355, Class BP, 6.000%, 09/15/16	3
4		Series 2360, Class PG, 6.000%, 09/15/16	4
3		Series 2366, Class MD, 6.000%, 10/15/16	3
4		Series 2391, Class QR, 5.500%, 12/15/16	4
33		Series 2410, Class NG, 6.500%, 02/15/32	37
50		Series 2410, Class OE, 6.375%, 02/15/32	53
22		Series 2410, Class QX, IF, IO, 8.453%, 02/15/32	7
84		Series 2412, Class SP, IF, 15.706%, 02/15/32	114
25		Series 2423, Class MC, 7.000%, 03/15/32	29
51		Series 2423, Class MT, 7.000%, 03/15/32	58
188		Series 2435, Class CJ, 6.500%, 04/15/32	218
55		Series 2441, Class GF, 6.500%, 04/15/32	63
54		Series 2444, Class ES, IF, IO, 7.753%, 03/15/32	15
66		Series 2450, Class GZ, 7.000%, 05/15/32	75
22		Series 2450, Class SW, IF, IO, 7.803%, 03/15/32	6
81		Series 2455, Class GK, 6.500%, 05/15/32	93
115		Series 2466, Class DH, 6.500%, 06/15/32	131

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
64	Series 2474, Class NR, 6.500%, 07/15/32	72
106	Series 2484, Class LZ, 6.500%, 07/15/32	121
124	Series 2500, Class MC, 6.000%, 09/15/32	140
184	Series 2512, Class PG, 5.500%, 10/15/22	200
34	Series 2535, Class BK, 5.500%, 12/15/22	37
31	Series 2537, Class TE, 5.500%, 12/15/17	32
211	Series 2543, Class YX, 6.000%, 12/15/32	237
272	Series 2568, Class KG, 5.500%, 02/15/23	296
374	Series 2575, Class ME, 6.000%, 02/15/33	410
32	Series 2586, Class WI, IO, 6.500%, 03/15/33	6
40	Series 2622, Class PE, 4.500%, 05/15/18	41
23	Series 2631, Class LC, 4.500%, 06/15/18	24
38	Series 2651, Class VZ, 4.500%, 07/15/18	40
47	Series 2684, Class PO, PO, 01/15/33	46
46	Series 2744, Class TU, 5.500%, 05/15/32	48
69	Series 2934, Class EC, PO, 02/15/20	66
90	Series 2990, Class SL, HB, IF, 23.771%, 06/15/34	122
1,003	Series 2990, Class UZ, 5.750%, 06/15/35	1,143
187	Series 2999, Class ND, 4.500%, 07/15/20	194
9	Series 3068, Class AO, PO, 01/15/35	9
115	Series 3117, Class EO, PO, 02/15/36	108
12	Series 3117, Class OK, PO, 02/15/36	12
171	Series 3122, Class OH, PO, 03/15/36	159
181	Series 3137, Class XP, 6.000%, 04/15/36	207
6	Series 3149, Class SO, PO, 05/15/36	5
258	Series 3152, Class MO, PO, 03/15/36	238
103	Series 3171, Class MO, PO, 06/15/36	96
43	Series 3179, Class OA, PO, 07/15/36	39
373	Series 3202, Class HI, IF, IO, 6.453%, 08/15/36	62
63	Series 3232, Class ST, IF, IO, 6.503%, 10/15/36	10
45	Series 3253, Class PO, PO, 12/15/21	44
35	Series 3316, Class JO, PO, 05/15/37	33
803	Series 3417, Class EO, PO, 11/15/36	759
206	Series 3481, Class SJ, IF, IO, 5.653%, 08/15/38	27
82	Series 3607, Class AO, PO, 04/15/36	76
282	Series 3607, Class OP, PO, 07/15/37	250
53	Series 3611, Class PO, PO, 07/15/34	49
508	Series 3680, Class MA, 4.500%, 07/15/39	547
168	Series 3804, Class FN, VAR, 0.647%, 03/15/39	169
510	Series 3819, Class ZQ, 6.000%, 04/15/36	577
200	Series 3997, Class PF, VAR, 0.647%, 11/15/39	201
802	Series 4219, Class JA, 3.500%, 08/15/39	839
1,326	Series 4374, Class NC, SUB, 1.750%, 02/15/46	1,375
	Federal Home Loan Mortgage Corp. STRIPS,
25	Series 243, Class 16, IO, 4.500%, 11/15/20	1
800	Series 262, Class 35, 3.500%, 07/15/42	816
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
36	Series T-41, Class 3A, VAR, 6.053%, 07/25/32	42
30	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	37
305	Series T-54, Class 2A, 6.500%, 02/25/43	358
107	Series T-54, Class 3A, 7.000%, 02/25/43	125
801	Series T-56, Class A5, 5.231%, 05/25/43	880
26	Series T-58, Class APO, PO, 09/25/43	22
214	Series T-76, Class 2A, VAR, 3.135%, 10/25/37	215
	Federal National Mortgage Association – ACES,
489	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	528
1,000	Series 2012-M9, Class A2, 2.482%, 04/25/22	1,010
206	Series 2012-M11, Class FA, VAR, 0.737%, 08/25/19	207
444	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	472
2,000	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	2,122
1,000	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	1,018
636	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	649
1,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	996
820	Series 2015-M7, Class A2, 2.590%, 12/25/24	821
	Federal National Mortgage Association REMIC,
1	Series 1988-7, Class Z, 9.250%, 04/25/18	1
4	Series 1989-70, Class G, 8.000%, 10/25/19	4
2	Series 1989-78, Class H, 9.400%, 11/25/19	2

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
1		Series 1989-83, Class H, 8.500%, 11/25/19	2
1		Series 1989-89, Class H, 9.000%, 11/25/19	1
–	(h)	Series 1990-1, Class D, 8.800%, 01/25/20	—	(h)
1		Series 1990-7, Class B, 8.500%, 01/25/20	1
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
1		Series 1990-63, Class H, 9.500%, 06/25/20	1
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
5		Series 1990-102, Class J, 6.500%, 08/25/20	6
2		Series 1990-120, Class H, 9.000%, 10/25/20	2
–	(h)	Series 1990-134, Class SC, HB, IF, 21.269%, 11/25/20	—	(h)
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	—	(h)
1		Series 1991-42, Class S, IF, 17.288%, 05/25/21	2
30		Series 1992-107, Class SB, HB, IF, 29.414%, 06/25/22	49
2		Series 1992-143, Class MA, 5.500%, 09/25/22	2
15		Series 1993-25, Class J, 7.500%, 03/25/23	16
100		Series 1993-37, Class PX, 7.000%, 03/25/23	110
35		Series 1993-54, Class Z, 7.000%, 04/25/23	39
7		Series 1993-62, Class SA, IF, 19.014%, 04/25/23	11
9		Series 1993-122, Class M, 6.500%, 07/25/23	10
4		Series 1993-165, Class SD, IF, 13.476%, 09/25/23	5
16		Series 1993-178, Class PK, 6.500%, 09/25/23	17
240		Series 1993-183, Class KA, 6.500%, 10/25/23	275
110		Series 1993-189, Class PL, 6.500%, 10/25/23	123
24		Series 1993-247, Class SA, HB, IF, 28.128%, 12/25/23	41
2		Series 1994-9, Class E, PO, 11/25/23	1
68		Series 1996-14, Class SE, IF, IO, 8.690%, 08/25/23	15
1		Series 1996-27, Class FC, VAR, 0.721%, 03/25/17	1
7		Series 1996-59, Class J, 6.500%, 08/25/22	8
31		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	1
29		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	1
17		Series 1997-27, Class J, 7.500%, 04/18/27	19
21		Series 1997-29, Class J, 7.500%, 04/20/27	25
47		Series 1997-39, Class PD, 7.500%, 05/20/27	55
13		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	2
2		Series 1998-4, Class C, PO, 04/25/23	2
12		Series 1998-36, Class ZB, 6.000%, 07/18/28	13
149		Series 1998-43, Class EA, PO, 04/25/23	142
93		Series 2000-2, Class ZE, 7.500%, 02/25/30	107
27		Series 2001-4, Class PC, 7.000%, 03/25/21	30
61		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	8
72		Series 2001-36, Class DE, 7.000%, 08/25/31	84
17		Series 2001-44, Class PD, 7.000%, 09/25/31	19
98		Series 2001-48, Class Z, 6.500%, 09/25/21	108
13		Series 2001-49, Class Z, 6.500%, 09/25/31	15
8		Series 2001-71, Class MB, 6.000%, 12/25/16	8
7		Series 2001-71, Class QE, 6.000%, 12/25/16	7
57		Series 2001-74, Class MB, 6.000%, 12/25/16	58
12		Series 2001-81, Class LO, PO, 01/25/32	11
33		Series 2002-1, Class HC, 6.500%, 02/25/22	37
16		Series 2002-1, Class SA, HB, IF, 24.469%, 02/25/32	28
6		Series 2002-2, Class UC, 6.000%, 02/25/17	6

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
7	Series 2002-3, Class OG, 6.000%, 02/25/17	7
44	Series 2002-21, Class PE, 6.500%, 04/25/32	49
26	Series 2002-24, Class AJ, 6.000%, 04/25/17	27
46	Series 2002-28, Class PK, 6.500%, 05/25/32	51
49	Series 2002-37, Class Z, 6.500%, 06/25/32	56
33	Series 2002-94, Class BK, 5.500%, 01/25/18	33
186	Series 2003-22, Class UD, 4.000%, 04/25/33	195
162	Series 2003-34, Class GB, 6.000%, 03/25/33	174
304	Series 2003-34, Class GE, 6.000%, 05/25/33	352
10	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	2
168	Series 2003-47, Class PE, 5.750%, 06/25/33	190
22	Series 2003-52, Class SX, HB, IF, 22.287%, 10/25/31	33
23	Series 2003-64, Class SX, IF, 13.268%, 07/25/33	28
109	Series 2003-71, Class DS, IF, 7.209%, 08/25/33	119
44	Series 2003-80, Class SY, IF, IO, 7.429%, 06/25/23	2
62	Series 2003-83, Class PG, 5.000%, 06/25/23	65
17	Series 2003-91, Class SD, IF, 12.132%, 09/25/33	21
156	Series 2003-116, Class SB, IF, IO, 7.379%, 11/25/33	34
15	Series 2003-130, Class SX, IF, 11.189%, 01/25/34	19
127	Series 2004-25, Class PC, 5.500%, 01/25/34	133
103	Series 2004-25, Class SA, IF, 18.917%, 04/25/34	151
85	Series 2004-36, Class PC, 5.500%, 02/25/34	89
106	Series 2004-36, Class SA, IF, 18.917%, 05/25/34	148
67	Series 2004-46, Class SK, IF, 15.892%, 05/25/34	88
758	Series 2004-50, Class VZ, 5.500%, 07/25/34	853
58	Series 2004-61, Class SH, HB, IF, 23.104%, 11/25/32	86
50	Series 2004-74, Class SW, IF, 15.102%, 11/25/31	74
47	Series 2004-76, Class CL, 4.000%, 10/25/19	48
105	Series 2005-45, Class DC, HB, IF, 23.500%, 06/25/35	164
15	Series 2005-52, Class PA, 6.500%, 06/25/35	16
77	Series 2005-56, Class S, IF, IO, 6.489%, 07/25/35	15
146	Series 2005-56, Class TP, IF, 17.487%, 08/25/33	199
481	Series 2005-68, Class PG, 5.500%, 08/25/35	537
200	Series 2005-73, Class PS, IF, 16.148%, 08/25/35	279
86	Series 2005-74, Class CS, IF, 19.412%, 05/25/35	122
164	Series 2005-106, Class US, HB, IF, 23.756%, 11/25/35	250
550	Series 2005-121, Class DX, 5.500%, 01/25/26	598
166	Series 2006-27, Class OH, PO, 04/25/36	155
54	Series 2006-44, Class P, PO, 12/25/33	50
347	Series 2006-56, Class FC, VAR, 0.511%, 07/25/36	348
60	Series 2006-59, Class QO, PO, 01/25/33	59
55	Series 2006-65, Class QO, PO, 07/25/36	50
81	Series 2006-72, Class GO, PO, 08/25/36	75
171	Series 2006-77, Class PC, 6.500%, 08/25/36	195
66	Series 2006-79, Class DO, PO, 08/25/36	60
111	Series 2006-110, Class PO, PO, 11/25/36	103
218	Series 2006-124, Class HB, VAR, 5.931%, 11/25/36	229
87	Series 2007-14, Class ES, IF, IO, 6.219%, 03/25/37	14
66	Series 2007-79, Class SB, HB, IF, 23.206%, 08/25/37	96
472	Series 2007-81, Class GE, 6.000%, 08/25/37	530
190	Series 2007-88, Class VI, IF, IO, 6.319%, 09/25/37	38
484	Series 2007-91, Class ES, IF, IO, 6.239%, 10/25/37	74
93	Series 2007-106, Class A7, VAR, 6.103%, 10/25/37	103

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
133		Series 2007-116, Class HI, IO, VAR, 1.555%, 01/25/38	9
46		Series 2008-10, Class XI, IF, IO, 6.009%, 03/25/38	7
33		Series 2008-16, Class IS, IF, IO, 5.979%, 03/25/38	6
72		Series 2008-28, Class QS, HB, IF, 20.037%, 04/25/38	98
126		Series 2008-46, Class HI, IO, VAR, 1.748%, 06/25/38	9
96		Series 2009-69, Class PO, PO, 09/25/39	89
758		Series 2009-71, Class BC, 4.500%, 09/25/24	825
227		Series 2009-103, Class MB, VAR, 2.474%, 12/25/39	239
1,000		Series 2010-47, Class MB, 5.000%, 09/25/39	1,123
324		Series 2010-71, Class HJ, 5.500%, 07/25/40	368
1,000		Series 2011-44, Class EB, 3.000%, 05/25/26	1,035
437		Series 2011-118, Class MT, 7.000%, 11/25/41	515
403		Series 2011-118, Class NT, 7.000%, 11/25/41	475
258		Series 2012-47, Class HF, VAR, 0.621%, 05/25/27	259
439		Series 2013-101, Class DO, PO, 10/25/43	344
432		Series 2013-128, Class PO, PO, 12/25/43	366
2		Series G-14, Class L, 8.500%, 06/25/21	2
7		Series G-18, Class Z, 8.750%, 06/25/21	8
–	(h)	Series G-22, Class G, 6.000%, 12/25/16	—	(h)
6		Series G-35, Class M, 8.750%, 10/25/21	7
26		Series G92-35, Class E, 7.500%, 07/25/22	29
2		Series G92-42, Class Z, 7.000%, 07/25/22	2
9		Series G92-44, Class ZQ, 8.000%, 07/25/22	9
22		Series G92-54, Class ZQ, 7.500%, 09/25/22	24
6		Series G93-5, Class Z, 6.500%, 02/25/23	7
9		Series G95-1, Class C, 8.800%, 01/25/25	11
		Federal National Mortgage Association REMIC Trust,
130		Series 2003-W1, Class 1A1, VAR, 5.741%, 12/25/42	147
28		Series 2003-W4, Class 2A, VAR, 6.356%, 10/25/42	32
24		Series 2007-W7, Class 1A4, HB, IF, 37.854%, 07/25/37	37
		Federal National Mortgage Association STRIPS,
–	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
2		Series 218, Class 2, IO, 7.500%, 04/25/23	1
63		Series 300, Class 1, PO, 09/25/24	59
11		Series 329, Class 1, PO, 01/25/33	10
		Federal National Mortgage Association Trust,
64		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	74
207		Series 2005-W3, Class 2AF, VAR, 0.441%, 03/25/45	207
		Government National Mortgage Association,
144		Series 1994-7, Class PQ, 6.500%, 10/16/24	163
17		Series 1999-30, Class S, IF, IO, 8.403%, 08/16/29	4
10		Series 2000-9, Class Z, 8.000%, 06/20/30	12
199		Series 2000-9, Class ZJ, 8.500%, 02/16/30	235
31		Series 2002-31, Class S, IF, IO, 8.503%, 01/16/31	8
82		Series 2002-40, Class UK, 6.500%, 06/20/32	95
77		Series 2002-47, Class PG, 6.500%, 07/16/32	91
95		Series 2002-47, Class PY, 6.000%, 07/20/32	107
97		Series 2002-47, Class ZA, 6.500%, 07/20/32	110
15		Series 2003-24, Class PO, PO, 03/16/33	14
304		Series 2003-40, Class TJ, 6.500%, 03/20/33	352
84		Series 2003-52, Class AP, PO, 06/16/33	75
22		Series 2004-28, Class S, IF, 19.121%, 04/16/34	32
50		Series 2004-71, Class SB, HB, IF, 28.449%, 09/20/34	86
34		Series 2004-73, Class AE, IF, 14.449%, 08/17/34	42
267		Series 2004-90, Class SI, IF, IO, 5.893%, 10/20/34	43
77		Series 2005-68, Class DP, IF, 15.959%, 06/17/35	108
515		Series 2005-68, Class KI, IF, IO, 6.093%, 09/20/35	98

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
831	Series 2006-38, Class ZK, 6.500%, 08/20/36	971
57	Series 2006-59, Class SD, IF, IO, 6.493%, 10/20/36	10
212	Series 2007-17, Class JI, IF, IO, 6.613%, 04/16/37	43
242	Series 2007-27, Class SA, IF, IO, 5.993%, 05/20/37	39
372	Series 2007-40, Class SB, IF, IO, 6.543%, 07/20/37	69
226	Series 2007-45, Class QA, IF, IO, 6.433%, 07/20/37	45
211	Series 2007-50, Class AI, IF, IO, 6.568%, 08/20/37	33
55	Series 2007-53, Class ES, IF, IO, 6.343%, 09/20/37	11
53	Series 2007-53, Class SW, IF, 19.585%, 09/20/37	75
47	Series 2007-71, Class SB, IF, IO, 6.493%, 07/20/36	3
116	Series 2007-72, Class US, IF, IO, 6.343%, 11/20/37	22
116	Series 2007-76, Class SA, IF, IO, 6.323%, 11/20/37	22
72	Series 2008-33, Class XS, IF, IO, 7.503%, 04/16/38	18
209	Series 2008-40, Class SA, IF, IO, 6.203%, 05/16/38	40
301	Series 2008-50, Class KB, 6.000%, 06/20/38	343
157	Series 2008-55, Class SA, IF, IO, 5.993%, 06/20/38	25
168	Series 2008-93, Class AS, IF, IO, 5.493%, 12/20/38	26
55	Series 2009-6, Class SA, IF, IO, 5.903%, 02/16/39	8
73	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	17
244	Series 2009-22, Class SA, IF, IO, 6.063%, 04/20/39	34
218	Series 2009-31, Class TS, IF, IO, 6.093%, 03/20/39	27
199	Series 2009-79, Class OK, PO, 11/16/37	172
948	Series 2009-92, Class ZC, 5.000%, 10/20/39	1,106
386	Series 2009-106, Class ST, IF, IO, 5.793%, 02/20/38	64
97	Series 2010-14, Class AO, PO, 12/20/32	94
1,000	Series 2010-105, Class B, 5.000%, 08/20/40	1,139
130	Series 2010-130, Class CP, 7.000%, 10/16/40	153
454	Series 2011-137, Class WA, VAR, 5.534%, 07/20/40	511
1,541	Series 2011-H19, Class FA, VAR, 0.665%, 08/20/61	1,526
444	Series 2012-H21, Class DF, VAR, 0.845%, 05/20/61	442
234	Series 2012-H24, Class FA, VAR, 0.645%, 03/20/60	234
450	Series 2012-H26, Class MA, VAR, 0.745%, 07/20/62	450
757	Series 2012-H29, Class FA, VAR, 0.710%, 10/20/62	759
742	Series 2013-91, Class WA, VAR, 4.508%, 04/20/43	793
222	Series 2013-H03, Class FA, VAR, 0.495%, 08/20/60	221
475	Series 2013-H07, Class JA, 1.750%, 03/20/63	476
906	Series 2014-H15, Class FA, VAR, 0.695%, 07/20/64	897
807	Series 2014-H17, Class FC, VAR, 0.695%, 07/20/64	800
953	Series 2014-H19, Class FE, VAR, 0.665%, 09/20/64	940
2,808	Series 2015-H04, Class FL, VAR, 0.665%, 02/20/65	2,812
2,909	Series 2015-H12, Class FA, VAR, 0.675%, 05/20/65	2,908
746	Series 2015-H15, Class FJ, VAR, 0.635%, 06/20/65	734
2,016	Series 2015-H16, Class FL, VAR, 0.635%, 07/20/65	1,981
727	Series 2015-H18, Class FA, VAR, 0.645%, 06/20/65	721
781	Series 2015-H20, Class FA, VAR, 0.665%, 08/20/65	770
828	Series 2015-H26, Class FG, VAR, 0.715%, 10/20/65	822
4,500	Series 2015-H29, Class FL, VAR, 0.798%, 11/20/65	4,475
87	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	87
	Vendee Mortgage Trust,
406	Series 1993-1, Class ZB, 7.250%, 02/15/23	457
193	Series 1994-1, Class 1, VAR, 5.569%, 02/15/24	210

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
288	Series 1996-1, Class 1Z, 6.750%, 02/15/26	331
96	Series 1996-2, Class 1Z, 6.750%, 06/15/26	109
384	Series 1997-1, Class 2Z, 7.500%, 02/15/27	448
93	Series 1998-1, Class 2E, 7.000%, 03/15/28	111

		69,792

	Non-Agency CMO — 2.5%
	Ajax Mortgage Loan Trust,
409	Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	409
203	Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	203
	Alternative Loan Trust,
1,644	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,656
270	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	248
	ASG Resecuritization Trust,
50	Series 2009-1, Class A60, VAR, 5.629%, 06/26/37 (e)	50
180	Series 2009-3, Class A65, VAR, 2.088%, 03/26/37 (e)	179
	Banc of America Alternative Loan Trust,
42	Series 2003-7, Class 2A4, 5.000%, 09/25/18	42
30	Series 2003-11, Class PO, PO, 01/25/34	26
28	Banc of America Funding Trust, Series 2004-1, Class PO, PO, 03/25/34	23
	Banc of America Mortgage Trust,
13	Series 2003-8, Class APO, PO, 11/25/33	11
8	Series 2004-1, Class APO, PO, 02/25/34	7
24	Series 2004-3, Class 1A26, 5.500%, 04/25/34	25
15	Series 2004-6, Class APO, PO, 07/25/34	13
	BCAP LLC Trust,
291	Series 2010-RR7, Class 2A1, VAR, 2.188%, 07/26/45 (e)	292
245	Series 2011-RR10, Class 2A1, VAR, 0.997%, 09/26/37 (e)	235
72	Series 2012-RR2, Class 1A1, VAR, 0.367%, 08/26/36 (e)	71
82	Bear Stearns ARM Trust, Series 2005-5, Class A1, VAR, 2.320%, 08/25/35	83
	CHL Mortgage Pass-Through Trust,
57	Series 2004-5, Class 1A4, 5.500%, 06/25/34	59
26	Series 2004-HYB3, Class 2A, VAR, 2.302%, 06/20/34	25
273	Series 2005-22, Class 2A1, VAR, 2.706%, 11/25/35	232
	Citigroup Global Markets Mortgage Securities VII, Inc.,
53	Series 2003-HYB1, Class A, VAR, 2.740%, 09/25/33	53
1	Series 2003-UP2, Class PO1, PO, 12/25/18	1
	Citigroup Mortgage Loan Trust,
107	Series 2008-AR4, Class 1A1A, VAR, 2.728%, 11/25/38 (e)	107
178	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	180
106	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	107
	Citigroup Mortgage Loan Trust, Inc.,
9	Series 2003-UP3, Class A3, 7.000%, 09/25/33	9
17	Series 2003-UST1, Class A1, 5.500%, 12/25/18	18
2	Series 2003-UST1, Class PO1, PO, 12/25/18	2
2	Series 2003-UST1, Class PO3, PO, 12/25/18	2
21	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	21
	CSMC,
568	Series 2010-11R, Class A6, VAR, 1.194%, 06/28/47 (e)	549
45	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	45
106	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 1A1, VAR, 5.278%, 06/25/20	107
8	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	8
18	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	18
	First Horizon Mortgage Pass-Through Trust,
112	Series 2004-AR7, Class 2A2, VAR, 2.587%, 02/25/35	112
127	Series 2005-AR1, Class 2A2, VAR, 2.608%, 04/25/35	126
977	FNDUS MARQUIS, 1.003%, 12/01/25	977
210	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	200

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
44	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	26
	JP Morgan Mortgage Trust,
559	Series 2003-A1, Class 1A1, VAR, 2.158%, 10/25/33	548
54	Series 2006-A2, Class 4A1, VAR, 2.717%, 08/25/34	54
180	Series 2006-A2, Class 5A3, VAR, 2.681%, 11/25/33	181
	MASTR Adjustable Rate Mortgages Trust,
39	Series 2004-3, Class 4A2, VAR, 2.380%, 04/25/34	36
157	Series 2004-13, Class 2A1, VAR, 2.770%, 04/21/34	158
	MASTR Alternative Loan Trust,
122	Series 2003-9, Class 8A1, 6.000%, 01/25/34	124
287	Series 2004-4, Class 10A1, 5.000%, 05/25/24	303
22	Series 2004-7, Class 30PO, PO, 08/25/34	17
18	Series 2004-10, Class 1A1, 4.500%, 09/25/19	18
92	Series 2005-6, Class 3A1, 5.500%, 11/25/20	89
	MASTR Asset Securitization Trust,
24	Series 2003-2, Class 1A1, 5.000%, 03/25/18	24
4	Series 2004-8, Class PO, PO, 08/25/19	4
53	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	42
	Merrill Lynch Mortgage Investors Trust,
259	Series 2003-E, Class A1, VAR, 0.841%, 10/25/28	247
94	Series 2004-A, Class A1, VAR, 0.681%, 04/25/29	91
41	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.861%, 02/25/35	40
57	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	57
	Nationstar HECM Loan Trust,
322	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	322
296	Series 2015-2A, Class M1, 4.115%, 11/25/25 (e)	296
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
30	Series 2003-A1, Class A1, 5.500%, 05/25/33	30
20	Series 2003-A1, Class A2, 6.000%, 05/25/33	21
9	Series 2003-A1, Class A5, 7.000%, 04/25/33	10
	RALI Trust,
56	Series 2002-QS8, Class A5, 6.250%, 06/25/17	57
11	Series 2002-QS16, Class A3, IF, 16.161%, 10/25/17	12
19	Series 2003-QS3, Class A2, IF, 16.014%, 02/25/18	20
71	Series 2003-QS9, Class A3, IF, IO, 7.329%, 05/25/18	4
94	Series 2004-QS3, Class CB, 5.000%, 03/25/19	95
102	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	85
7	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	7
	Springleaf Mortgage Loan Trust,
71	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	71
188	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	188
125	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	126
160	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	160
306	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	310
87	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	89
47	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	47
	WaMu Mortgage Pass-Through Certificates Trust,
15	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	16
117	Series 2003-AR5, Class A7, VAR, 2.560%, 06/25/33	119
60	Series 2004-AR3, Class A2, VAR, 2.460%, 06/25/34	61
230	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	218

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
34	Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	36
6	Series 2003-MS7, Class P, PO, 03/25/33	5
75	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	74
	Wells Fargo Mortgage-Backed Securities Trust,
45	Series 2003-K, Class 1A1, VAR, 2.615%, 11/25/33	46
75	Series 2004-EE, Class 3A1, VAR, 2.701%, 12/25/34	75
226	Series 2004-P, Class 2A1, VAR, 2.736%, 09/25/34	227
368	Series 2005-AR3, Class 1A1, VAR, 2.743%, 03/25/35	370

		11,787

	Total Collateralized Mortgage Obligations (Cost $78,891)	81,579

Commercial Mortgage-Backed Securities — 2.0%
292	A10 Securitization LLC, Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	290
	A10 Term Asset Financing LLC,
280	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	281
217	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	216
	Banc of America Commercial Mortgage Trust,
257	Series 2006-4, Class A4, 5.634%, 07/10/46	259
255	Series 2007-5, Class A4, 5.492%, 02/10/51	265
28	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	28
200	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	198
77	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW11, Class A4, VAR, 5.653%, 03/11/39	77
12,962	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.548%, 12/11/49 (e)	44
	COMM Mortgage Trust,
500	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	505
423	Series 2014-KYO, Class A, VAR, 1.097%, 06/11/27 (e)	421
132	Series 2014-PAT, Class A, VAR, 0.996%, 08/13/27 (e)	131
300	Series 2014-TWC, Class A, VAR, 1.047%, 02/13/32 (e)	298
281	Series 2015-CR25, Class A4, 3.759%, 08/10/48	290
29	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.136%, 11/17/26 (e)	29
402	CSMC, Series 2014-ICE, Class A, VAR, 1.050%, 04/15/27 (e)	400
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
1,000	Series K037, Class A2, 3.490%, 01/25/24	1,058
710	Series KF12, Class A, VAR, 0.943%, 09/25/22	710
500	Series KSMC, Class A2, 2.615%, 01/25/23	505
9	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	9
8	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	8
181	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	180
381	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	382
	NorthStar, (Cayman Islands),
125	Series 2013-1A, Class A, VAR, 2.047%, 08/25/29 (e)	126
250	Series 2013-1A, Class B, VAR, 5.197%, 08/25/29 (e)	252
57	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	57
	PFP Ltd., (Cayman Islands),
345	Series 2015-2, Class A, VAR, 1.646%, 07/14/34 (e)	345
100	Series 2015-2, Class C, VAR, 3.447%, 07/14/34 (e)	100
100	Series 2015-2, Class D, VAR, 4.197%, 07/14/34 (e)	100
	RAIT Trust,
250	Series 2014-FL2, Class B, VAR, 2.347%, 05/13/31 (e)	245
220	Series 2014-FL3, Class A, VAR, 1.447%, 12/15/31 (e)	220
390	Series 2015-FL4, Class A, VAR, 1.547%, 12/15/31 (e)	386

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	Resource Capital Corp., Ltd., (Cayman Islands),
160	Series 2015-CRE4, Class A, VAR, 1.597%, 08/15/32 (e)	158
153	Series 2015-CRE4, Class B, VAR, 3.197%, 08/15/32 (e)	151
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	121
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	108
500	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	528
56	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	56

	Total Commercial Mortgage-Backed Securities (Cost $9,515)	9,537

Corporate Bonds — 17.9%
	Consumer Discretionary — 1.0%
	Auto Components — 0.0% (g)
99	Johnson Controls, Inc., 3.750%, 12/01/21	100

	Automobiles — 0.1%
	Daimler Finance North America LLC,
150	1.875%, 01/11/18 (e)	149
150	2.625%, 09/15/16 (e)	152

		301

	Hotels, Restaurants & Leisure — 0.0% (g)
65	Starbucks Corp., 2.700%, 06/15/22	66

	Internet & Catalog Retail — 0.1%
197	Amazon.com, Inc., 3.800%, 12/05/24	205

	Media — 0.6%
	21st Century Fox America, Inc.,
100	7.250%, 05/18/18	112
100	7.700%, 10/30/25	127
	CBS Corp.,
50	3.375%, 03/01/22	50
94	3.700%, 08/15/24	92
208	4.000%, 01/15/26	206
80	Comcast Corp., 3.375%, 08/15/25	82
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
353	3.800%, 03/15/22	361
26	3.950%, 01/15/25	26
150	4.600%, 02/15/21	161
78	Discovery Communications LLC, 4.375%, 06/15/21	81
550	NBCUniversal Media LLC, 2.875%, 01/15/23	551
	Thomson Reuters Corp., (Canada),
51	3.850%, 09/29/24	50
105	3.950%, 09/30/21	109
60	4.700%, 10/15/19	65
	Time Warner Cable, Inc.,
57	5.850%, 05/01/17	60
50	6.750%, 07/01/18	55
150	8.250%, 04/01/19	173
35	8.750%, 02/14/19	41
100	Time Warner Cos., Inc., 7.570%, 02/01/24	124
300	Time Warner, Inc., 3.600%, 07/15/25	297
	Viacom, Inc.,
37	2.750%, 12/15/19	37
100	3.125%, 06/15/22	94
11	3.250%, 03/15/23	10
43	3.875%, 12/15/21	43
6	6.250%, 04/30/16	6
42	Walt Disney Co. (The), 0.450%, 12/01/15	42

		3,055

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
37	2.875%, 02/15/23	34
49	4.375%, 09/01/23	50
25	7.450%, 07/15/17	27
35	Nordstrom, Inc., 4.000%, 10/15/21	37
400	Target Corp., 6.000%, 01/15/18	438

		586

	Specialty Retail — 0.1%
32	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	29
56	Gap, Inc. (The), 5.950%, 04/12/21	59
	Home Depot, Inc. (The),
67	2.625%, 06/01/22	67
130	5.400%, 03/01/16	131
119	Lowe’s Cos., Inc., 3.375%, 09/15/25	121

		407

	Total Consumer Discretionary	4,720

	Consumer Staples — 0.7%
	Beverages — 0.2%
75	Anheuser-Busch Cos. LLC, 5.500%, 01/15/18	81
150	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	153

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Beverages — continued
36	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	42
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	77
30	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	30
	PepsiCo, Inc.,
180	1.250%, 08/13/17	180
31	3.000%, 08/25/21	32
111	3.100%, 07/17/22	114
6	7.900%, 11/01/18	7
200	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	206

		922

	Food & Staples Retailing — 0.2%
86	Costco Wholesale Corp., 2.250%, 02/15/22	85
	CVS Health Corp.,
178	3.500%, 07/20/22	183
179	4.000%, 12/05/23	188
51	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	56
	Kroger Co. (The),
50	2.200%, 01/15/17	50
90	4.000%, 02/01/24	94
30	6.150%, 01/15/20	34
75	6.400%, 08/15/17	81
100	Sysco Corp., 3.750%, 10/01/25	102
94	Walgreen Co., 3.100%, 09/15/22	91
91	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	91

		1,055

	Food Products — 0.3%
135	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	158
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	15
	Cargill, Inc.,
100	3.300%, 03/01/22 (e)	101
106	4.307%, 05/14/21 (e)	114
24	ConAgra Foods, Inc., 2.100%, 03/15/18	24
	Kraft Foods Group, Inc.,
30	3.500%, 06/06/22	30
22	5.375%, 02/10/20	24
332	6.125%, 08/23/18	367
66	Kraft Heinz Foods Co., 5.000%, 07/15/35 (e)	68
92	Mead Johnson Nutrition Co., 2.650%, 11/03/22	93
150	Mondelez International, Inc., 4.000%, 02/01/24	155
73	Tyson Foods, Inc., 3.950%, 08/15/24	75

		1,224

	Household Products — 0.0% (g)
20	Kimberly-Clark Corp., 2.400%, 03/01/22	20
54	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	64

		84

	Total Consumer Staples	3,285

	Energy — 1.7%
	Energy Equipment & Services — 0.1%
14	Cameron International Corp., 4.000%, 12/15/23	14
9	Ensco plc, (United Kingdom), 5.200%, 03/15/25	7
	Halliburton Co.,
153	3.375%, 11/15/22	154
107	3.500%, 08/01/23	107
	Nabors Industries, Inc.,
30	4.625%, 09/15/21	27
30	5.000%, 09/15/20	29
15	National Oilwell Varco, Inc., 1.350%, 12/01/17	15
	Noble Holding International Ltd., (Cayman Islands),
12	3.950%, 03/15/22	9
18	4.000%, 03/16/18	17
47	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	48
	Transocean, Inc., (Cayman Islands),
39	4.300%, 10/15/22	25
57	6.500%, 11/15/20	45
78	6.875%, 12/15/21	58
33	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	26

		581

	Oil, Gas & Consumable Fuels — 1.6%
	Apache Corp.,
42	3.250%, 04/15/22	42
25	6.900%, 09/15/18	28
29	Boardwalk Pipelines LP, 4.950%, 12/15/24	26
	BP Capital Markets plc, (United Kingdom),
20	1.375%, 11/06/17	20
233	2.237%, 05/10/19	233
256	2.750%, 05/10/23	248

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
60	3.506%, 03/17/25	60
166	3.814%, 02/10/24	171
	Buckeye Partners LP,
30	4.350%, 10/15/24	27
40	4.875%, 02/01/21	40
25	5.850%, 11/15/43	20
	Canadian Natural Resources Ltd., (Canada),
25	3.900%, 02/01/25	23
150	5.900%, 02/01/18	160
21	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22	19
40	Chevron Corp., 2.355%, 12/05/22	39
200	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	205
150	ConocoPhillips, 5.750%, 02/01/19	167
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	197
41	ConocoPhillips Co., 2.200%, 05/15/20	41
190	Devon Energy Corp., 6.300%, 01/15/19	210
58	Ecopetrol S.A., (Colombia), 4.125%, 01/16/25	50
80	Encana Corp., (Canada), 6.500%, 05/15/19	86
	Energy Transfer Partners LP,
89	3.600%, 02/01/23	78
91	4.750%, 01/15/26	81
200	Eni S.p.A., (Italy), 4.150%, 10/01/20 (e)	209
74	EnLink Midstream Partners LP, 4.150%, 06/01/25	65
	Enterprise Products Operating LLC,
500	1.650%, 05/07/18	493
37	3.750%, 02/15/25	35
49	3.900%, 02/15/24	48
	EOG Resources, Inc.,
23	2.625%, 03/15/23	22
100	4.100%, 02/01/21	107
250	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	234
50	Magellan Midstream Partners LP, 6.550%, 07/15/19	56
	Marathon Oil Corp.,
228	5.900%, 03/15/18	244
175	6.000%, 10/01/17	185
67	Marathon Petroleum Corp., 3.625%, 09/15/24	65
	Noble Energy, Inc.,
68	5.625%, 05/01/21	69
52	5.875%, 06/01/22	52
	Occidental Petroleum Corp.,
35	1.750%, 02/15/17	35
91	3.500%, 06/15/25	92
	ONEOK Partners LP,
80	3.800%, 03/15/20	78
200	4.900%, 03/15/25	181
	Petrobras Global Finance B.V., (Netherlands),
84	4.375%, 05/20/23	58
90	5.375%, 01/27/21	71
295	6.250%, 03/17/24	232
50	7.875%, 03/15/19	46
97	Petro-Canada, (Canada), 6.050%, 05/15/18	105
	Petroleos Mexicanos, (Mexico),
59	4.250%, 01/15/25 (e)	55
69	4.875%, 01/18/24	68
43	Phillips 66, 2.950%, 05/01/17	44
	Plains All American Pipeline LP/PAA Finance Corp.,
59	2.600%, 12/15/19	56
100	3.600%, 11/01/24	87
250	4.650%, 10/15/25	235
200	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	209
	Spectra Energy Capital LLC,
150	5.650%, 03/01/20	160
140	6.200%, 04/15/18	149
50	8.000%, 10/01/19	57
	Spectra Energy Partners LP,
79	2.950%, 09/25/18	79
63	3.500%, 03/15/25	58
	Statoil ASA, (Norway),
143	2.650%, 01/15/24	138
42	2.750%, 11/10/21	42
67	3.125%, 08/17/17	69
83	3.150%, 01/23/22	84
180	Sunoco Logistics Partners Operations LP, 4.650%, 02/15/22	171
50	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	54
	Total Capital International S.A., (France),
27	0.750%, 01/25/16	27
44	1.500%, 02/17/17	44
75	1.550%, 06/28/17	76

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
150	2.750%, 06/19/21	151
175	Total Capital S.A., (France), 2.300%, 03/15/16	176
	TransCanada PipeLines Ltd., (Canada),
172	3.750%, 10/16/23	172
100	6.500%, 08/15/18	111
30	7.125%, 01/15/19	34

		7,659

	Total Energy	8,240

	Financials — 9.3%
	Banks — 3.8%
	ABN AMRO Bank N.V., (Netherlands),
200	1.800%, 06/04/18 (e)	199
200	2.500%, 10/30/18 (e)	202
200	ANZ New Zealand International Ltd., (New Zealand), 2.600%, 09/23/19 (e)	201
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	254
	Bank of America Corp.,
150	3.300%, 01/11/23	150
200	3.875%, 03/22/17	206
485	3.875%, 08/01/25	496
42	4.100%, 07/24/23	44
100	5.000%, 05/13/21	110
130	5.625%, 07/01/20	146
170	5.750%, 12/01/17	183
50	5.875%, 01/05/21	57
814	6.400%, 08/28/17	879
100	6.500%, 08/01/16	104
266	6.875%, 04/25/18	296
208	Series L, 1.950%, 05/12/18	209
200	Series L, 2.250%, 04/21/20	197
154	Series L, 3.950%, 04/21/25	152
300	Series L, 5.650%, 05/01/18	325
85	Bank of Montreal, (Canada), 2.550%, 11/06/22	84
	Bank of Nova Scotia (The), (Canada),
175	1.450%, 04/25/18	174
200	1.700%, 06/11/18	200
200	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	200
250	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)	268
317	Barclays plc, (United Kingdom), 2.875%, 06/08/20	318
	BB&T Corp.,
225	2.625%, 06/29/20	227
125	3.950%, 04/29/16	127
100	5.250%, 11/01/19	110
234	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	234
300	Capital One Bank USA N.A., 3.375%, 02/15/23	296
250	Capital One N.A., 2.350%, 08/17/18	250
	Citigroup, Inc.,
650	1.700%, 04/27/18	647
106	1.800%, 02/05/18	106
82	2.150%, 07/30/18	82
350	2.400%, 02/18/20	349
73	3.750%, 06/16/24	75
115	5.500%, 09/13/25	126
13	6.000%, 08/15/17	14
300	6.125%, 11/21/17	326
16	Comerica, Inc., 3.800%, 07/22/26	16
250	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	253
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
34	3.375%, 01/19/17	35
118	3.875%, 02/08/22	125
250	4.375%, 08/04/25	255
250	Discover Bank, 2.600%, 11/13/18	251
	Fifth Third Bancorp,
146	2.875%, 07/27/20	147
350	5.450%, 01/15/17	365
	HSBC Holdings plc, (United Kingdom),
196	4.000%, 03/30/22	207
200	4.250%, 08/18/25	201
300	4.875%, 01/14/22	331
	Huntington National Bank (The),
250	2.000%, 06/30/18	249
250	2.875%, 08/20/20	250
	KeyCorp,
56	2.900%, 09/15/20	56
50	5.100%, 03/24/21	55
200	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	200
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	327
200	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	201

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
36	MUFG Americas Holdings Corp., 2.250%, 02/10/20	36
300	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	307
	PNC Funding Corp.,
133	4.375%, 08/11/20	145
265	5.125%, 02/08/20	294
115	5.625%, 02/01/17	120
	Royal Bank of Canada, (Canada),
105	1.200%, 01/23/17	105
150	1.875%, 02/05/20	149
239	2.000%, 10/01/18	241
125	2.200%, 07/27/18	126
95	2.300%, 07/20/16	96
250	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	248
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	208
	Toronto-Dominion Bank (The), (Canada),
200	1.500%, 03/13/17 (e)	201
37	1.625%, 03/13/18	37
104	2.250%, 11/05/19	104
250	U.S. Bank N.A., 2.800%, 01/27/25	244
850	Wachovia Corp., 5.750%, 02/01/18	924
	Wells Fargo & Co.,
130	2.600%, 07/22/20	131
99	3.000%, 02/19/25	96
51	4.300%, 07/22/27	53
237	4.480%, 01/16/24	251
415	5.625%, 12/11/17	449
500	SUB, 3.676%, 06/15/16	508
250	Wells Fargo Bank N.A., 6.000%, 11/15/17	271
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	312

		17,803

	Capital Markets — 1.9%
120	Ameriprise Financial, Inc., 4.000%, 10/15/23	126
	Bank of New York Mellon Corp. (The),
229	2.600%, 08/17/20	231
150	3.250%, 09/11/24	151
100	3.650%, 02/04/24	104
75	4.600%, 01/15/20	82
326	BlackRock, Inc., Series 2, 5.000%, 12/10/19	362
150	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	172
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	41
250	Credit Suisse AG, (Switzerland), 1.700%, 04/27/18	250
	Deutsche Bank AG, (Germany),
319	1.875%, 02/13/18	318
100	2.950%, 08/20/20	100
	Goldman Sachs Group, Inc. (The),
48	2.600%, 04/23/20	48
68	2.625%, 01/31/19	69
117	2.750%, 09/15/20	118
255	3.625%, 02/07/16	256
137	3.750%, 05/22/25	139
120	4.000%, 03/03/24	124
68	5.375%, 03/15/20	76
80	5.750%, 01/24/22	92
1,100	5.950%, 01/18/18	1,194
250	7.500%, 02/15/19	291
200	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	206
	Invesco Finance plc, (United Kingdom),
125	3.750%, 01/15/26	127
71	4.000%, 01/30/24	74
	Jefferies Group LLC,
150	5.125%, 04/13/18	157
125	6.875%, 04/15/21	141
	Macquarie Bank Ltd., (Australia),
100	2.850%, 07/29/20 (e)	101
100	4.000%, 07/29/25 (e)	102
356	5.000%, 02/22/17 (e)	370
	Macquarie Group Ltd., (Australia),
150	6.000%, 01/14/20 (e)	166
40	6.250%, 01/14/21 (e)	45
	Morgan Stanley,
40	2.650%, 01/27/20	40
284	2.800%, 06/16/20	287
83	3.700%, 10/23/24	84
62	3.950%, 04/23/27	61
330	4.000%, 07/23/25	343
93	5.000%, 11/24/25	100
166	5.500%, 07/24/20	187
100	5.500%, 07/28/21	113
450	5.625%, 09/23/19	501
100	5.750%, 01/25/21	114
100	6.625%, 04/01/18	111

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
100	7.300%, 05/13/19	116
	Nomura Holdings, Inc., (Japan),
85	4.125%, 01/19/16	85
84	6.700%, 03/04/20	97
	State Street Corp.,
36	3.100%, 05/15/23	36
294	3.550%, 08/18/25	303
192	3.700%, 11/20/23	200
34	TD Ameritrade Holding Corp., 2.950%, 04/01/22	34
	UBS AG, (Switzerland),
100	5.750%, 04/25/18	109
100	5.875%, 12/20/17	108

		8,862

	Consumer Finance — 1.2%
500	American Express Co., 7.000%, 03/19/18	558
	American Express Credit Corp.,
261	1.800%, 07/31/18	261
139	2.800%, 09/19/16	141
95	Series F, 2.600%, 09/14/20	95
	American Honda Finance Corp.,
200	2.125%, 02/28/17 (e)	202
83	2.250%, 08/15/19	84
	Capital One Financial Corp.,
125	3.200%, 02/05/25	120
110	3.500%, 06/15/23	111
	Caterpillar Financial Services Corp.,
250	1.000%, 11/25/16	251
206	2.250%, 12/01/19	207
58	2.850%, 06/01/22	58
100	5.500%, 03/15/16	101
65	7.050%, 10/01/18	74
100	7.150%, 02/15/19	116
	Ford Motor Credit Co. LLC,
200	2.240%, 06/15/18	199
550	2.375%, 03/12/19	542
200	3.000%, 06/12/17	202
250	3.157%, 08/04/20	250
200	4.250%, 09/20/22	208
130	General Motors Financial Co., Inc., 3.100%, 01/15/19	130
	HSBC USA, Inc.,
200	1.700%, 03/05/18	199
180	2.350%, 03/05/20	179
296	2.750%, 08/07/20	298
	John Deere Capital Corp.,
400	2.375%, 07/14/20	401
50	2.450%, 09/11/20	50
33	3.150%, 10/15/21	34
73	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	73
	PACCAR Financial Corp.,
39	1.400%, 05/18/18	39
66	1.600%, 03/15/17	66
	Toyota Motor Credit Corp.,
100	1.375%, 01/10/18	100
225	1.750%, 05/22/17	227
200	2.000%, 09/15/16	202
105	2.100%, 01/17/19	106

		5,884

	Diversified Financial Services — 1.3%
425	Bank of America N.A., 5.300%, 03/15/17	444
	Berkshire Hathaway, Inc.,
638	3.400%, 01/31/22	673
98	3.750%, 08/15/21	105
397	CME Group, Inc., 3.000%, 03/15/25	392
25	Countrywide Financial Corp., 6.250%, 05/15/16	26
	GE Capital International Funding Co., (Ireland),
596	0.964%, 04/15/16 (e)	597
649	2.342%, 11/15/20 (e)	647
	General Electric Capital Corp.,
17	1.000%, 12/11/15	17
200	3.100%, 01/09/23	204
220	4.375%, 09/16/20	241
230	4.650%, 10/17/21	256
500	5.400%, 02/15/17	527
140	5.500%, 01/08/20	159
	Intercontinental Exchange, Inc.,
47	2.500%, 10/15/18	48
88	4.000%, 10/15/23	91
	Private Export Funding Corp.,
500	Series EE, 2.800%, 05/15/22	508
200	Series KK, 3.550%, 01/15/24	213
	Shell International Finance B.V., (Netherlands),
42	1.125%, 08/21/17	42
367	2.125%, 05/11/20	366
100	3.250%, 05/11/25	99

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
195	4.375%, 03/25/20	212
	Siemens Financieringsmaatschappij N.V., (Netherlands),
250	2.900%, 05/27/22 (e)	251
100	5.750%, 10/17/16 (e)	104

		6,222

	Insurance — 0.6%
	ACE INA Holdings, Inc.,
200	2.700%, 03/13/23	195
130	2.875%, 11/03/22	129
61	Allstate Corp. (The), 3.150%, 06/15/23	61
	American International Group, Inc.,
161	3.750%, 07/10/25	161
259	4.125%, 02/15/24	270
	Berkshire Hathaway Finance Corp.,
65	1.300%, 05/15/18	65
150	5.400%, 05/15/18	164
90	CNA Financial Corp., 3.950%, 05/15/24	90
80	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	85
41	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	44
35	Lincoln National Corp., 4.200%, 03/15/22	37
	MassMutual Global Funding II,
300	2.000%, 04/05/17 (e)	303
100	3.125%, 04/14/16 (e)	101
	Metropolitan Life Global Funding I,
207	1.500%, 01/10/18 (e)	207
175	3.650%, 06/14/18 (e)	183
100	3.875%, 04/11/22 (e)	105
323	New York Life Global Funding, 2.150%, 06/18/19 (e)	323
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	156
16	Principal Financial Group, Inc., 1.850%, 11/15/17	16
	Principal Life Global Funding II,
35	1.000%, 12/11/15 (e)	35
106	2.250%, 10/15/18 (e)	107
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	197

		3,034

	Real Estate Investment Trusts (REITs) — 0.5%
	American Tower Corp.,
80	3.500%, 01/31/23	78
38	5.000%, 02/15/24	41
	American Tower Trust I,
45	1.551%, 03/15/18 (e)	44
200	3.070%, 03/15/23 (e)	195
	Equity Commonwealth,
125	5.875%, 09/15/20	135
150	6.650%, 01/15/18	159
427	ERP Operating LP, 4.625%, 12/15/21	466
	HCP, Inc.,
52	2.625%, 02/01/20	52
38	3.400%, 02/01/25	35
115	3.875%, 08/15/24	112
17	4.200%, 03/01/24	17
38	4.250%, 11/15/23	38
	Prologis LP,
38	3.750%, 11/01/25	38
53	4.250%, 08/15/23	56
50	Realty Income Corp., 3.875%, 07/15/24	50
	Simon Property Group LP,
100	2.500%, 09/01/20	101
62	3.375%, 10/01/24	62
38	3.750%, 02/01/24	39
81	4.125%, 12/01/21	87
90	4.375%, 03/01/21	98
50	6.125%, 05/30/18	56
	Ventas Realty LP,
27	3.500%, 02/01/25	26
44	3.750%, 05/01/24	43
62	4.125%, 01/15/26	62
73	Welltower, Inc., 4.500%, 01/15/24	75

		2,165

	Total Financials	43,970

	Health Care — 0.7%
	Biotechnology — 0.2%
	Amgen, Inc.,
44	2.125%, 05/01/20	44
400	3.875%, 11/15/21	421
40	5.700%, 02/01/19	44
75	Baxalta, Inc., 3.600%, 06/23/22 (e)	75
184	Biogen, Inc., 3.625%, 09/15/22	187
	Celgene Corp.,
98	3.250%, 08/15/22	98
161	3.625%, 05/15/24	160
	Gilead Sciences, Inc.,
59	3.250%, 09/01/22	60

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Biotechnology — continued
57	3.500%, 02/01/25	57

		1,146

	Health Care Equipment & Supplies — 0.0% (g)
40	Becton, Dickinson & Co., 5.000%, 05/15/19	43

	Health Care Providers & Services — 0.2%
	Anthem, Inc.,
93	2.300%, 07/15/18	94
115	3.125%, 05/15/22	113
	Cardinal Health, Inc.,
45	2.400%, 11/15/19	45
49	3.750%, 09/15/25	50
72	Express Scripts Holding Co., 3.500%, 06/15/24	72
214	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	211
17	McKesson Corp., 0.950%, 12/04/15	17
	UnitedHealth Group, Inc.,
91	1.900%, 07/16/18	92
70	3.350%, 07/15/22	72
112	3.375%, 11/15/21	116

		882

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
22	1.300%, 02/01/17	22
69	4.150%, 02/01/24	72

		94

	Pharmaceuticals — 0.3%
	AbbVie, Inc.,
119	1.750%, 11/06/17	119
127	2.500%, 05/14/20	126
87	2.900%, 11/06/22	85
35	3.200%, 11/06/22	35
100	Allergan, Inc., 2.800%, 03/15/23	96
	Forest Laboratories LLC,
250	4.375%, 02/01/19 (e)	263
69	5.000%, 12/15/21 (e)	76
150	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	151
	Merck & Co., Inc.,
75	1.300%, 05/18/18	75
64	2.350%, 02/10/22	63
62	2.400%, 09/15/22	61
30	3.700%, 02/10/45	28

		1,178

	Total Health Care	3,343

	Industrials — 0.9%
	Aerospace & Defense — 0.1%
43	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	42
	BAE Systems Holdings, Inc.,
68	3.800%, 10/07/24 (e)	68
70	6.375%, 06/01/19 (e)	78
100	Honeywell International, Inc., 5.300%, 03/01/18	109
	Lockheed Martin Corp.,
47	2.125%, 09/15/16	48
74	3.100%, 01/15/23	74
	Precision Castparts Corp.,
43	0.700%, 12/20/15	43
140	3.250%, 06/15/25	139

		601

	Air Freight & Logistics — 0.2%
511	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	578
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	144

		722

	Airlines — 0.1%
174	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	185
25	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	27
47	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	49

		261

	Commercial Services & Supplies — 0.0% (g)
70	ADT Corp. (The), 3.500%, 07/15/22	64
50	Pitney Bowes, Inc., 5.600%, 03/15/18	53

		117

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
32	1.625%, 05/08/17	32
41	2.875%, 05/08/22	41
70	Fluor Corp., 3.375%, 09/15/21	72

		145

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
27	1.500%, 11/02/17	27
50	5.600%, 05/15/18	54

		81

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Industrial Conglomerates — 0.1%
84	Danaher Corp., 2.400%, 09/15/20	84
175	General Electric Co., 3.375%, 03/11/24	182
34	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	35
152	Koninklijke Philips N.V., (Netherlands), 3.750%, 03/15/22	157
98	Pentair Finance S.A., (Luxembourg), 2.900%, 09/15/18	98
62	Roper Technologies, Inc., 3.000%, 12/15/20	62
32	Tyco International Finance S.A., (Luxembourg), 3.900%, 02/14/26	32

		650

	Machinery — 0.1%
	Caterpillar, Inc.,
74	1.500%, 06/26/17	75
31	2.600%, 06/26/22	30
89	Deere & Co., 2.600%, 06/08/22	88
25	Parker-Hannifin Corp., 5.500%, 05/15/18	27

		220

	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
43	3.050%, 03/15/22	43
32	3.450%, 09/15/21	33
19	3.600%, 09/01/20	20
100	3.750%, 04/01/24	103
100	5.650%, 05/01/17	106
55	Canadian Pacific Railway Co., (Canada), 4.500%, 01/15/22	59
	CSX Corp.,
100	3.400%, 08/01/24	100
30	7.375%, 02/01/19	35
50	7.900%, 05/01/17	54
	ERAC USA Finance LLC,
27	4.500%, 08/16/21 (e)	28
48	5.250%, 10/01/20 (e)	53
	Norfolk Southern Corp.,
138	3.250%, 12/01/21	138
50	7.700%, 05/15/17	55
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
53	2.875%, 07/17/18 (e)	53
141	3.375%, 02/01/22 (e)	138
	Ryder System, Inc.,
48	2.500%, 03/01/17	48
28	2.500%, 05/11/20	28
86	2.875%, 09/01/20	86
55	3.600%, 03/01/16	55
	Union Pacific Corp.,
21	2.950%, 01/15/23	21
75	3.646%, 02/15/24	79
233	4.163%, 07/15/22	253

		1,588

	Trading Companies & Distributors — 0.0% (g)
55	WW Grainger, Inc., 4.600%, 06/15/45	57

	Total Industrials	4,442

	Information Technology — 1.1%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
55	2.900%, 03/04/21	57
194	3.000%, 06/15/22	198
44	3.500%, 06/15/25	45

		300

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
32	3.000%, 03/01/18	32
16	4.500%, 03/01/23	16
100	6.875%, 06/01/18	110
63	7.500%, 01/15/27	75

		233

	Internet Software & Services — 0.1%
410	eBay, Inc., 2.600%, 07/15/22	384

	IT Services — 0.3%
	International Business Machines Corp.,
126	1.250%, 02/08/18	125
309	1.625%, 05/15/20	304
350	7.625%, 10/15/18	407
	Xerox Corp.,
39	2.950%, 03/15/17	40
450	5.625%, 12/15/19	481
40	6.750%, 02/01/17	42

		1,399

	Semiconductors & Semiconductor Equipment — 0.0% (g)
130	Intel Corp., 3.700%, 07/29/25	135
30	National Semiconductor Corp., 6.600%, 06/15/17	33
73	Texas Instruments, Inc., 1.650%, 08/03/19	72

		240

	Software — 0.2%
25	Intuit, Inc., 5.750%, 03/15/17	27

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Software — continued
	Microsoft Corp.,
23	0.875%, 11/15/17	23
34	2.125%, 11/15/22	33
50	2.375%, 02/12/22	50
118	2.375%, 05/01/23	116
167	3.625%, 12/15/23	177
	Oracle Corp.,
200	3.625%, 07/15/23	208
200	5.250%, 01/15/16	201
100	5.750%, 04/15/18	110

		945

	Technology Hardware, Storage & Peripherals — 0.4%
	Apple, Inc.,
273	2.150%, 02/09/22	268
199	2.400%, 05/03/23	194
250	2.700%, 05/13/22	251
201	2.850%, 05/06/21	206
513	3.200%, 05/13/25	520
207	VAR, 0.584%, 05/03/18	207
	HP, Inc.,
118	4.375%, 09/15/21	119
45	4.650%, 12/09/21	45

		1,810

	Total Information Technology	5,311

	Materials — 0.4%
	Chemicals — 0.2%
	Agrium, Inc., (Canada),
45	3.375%, 03/15/25	42
100	4.125%, 03/15/35	86
125	CF Industries, Inc., 7.125%, 05/01/20	143
	Dow Chemical Co. (The),
100	3.500%, 10/01/24	97
119	4.125%, 11/15/21	126
20	8.550%, 05/15/19	24
	Mosaic Co. (The),
34	3.750%, 11/15/21	34
212	4.250%, 11/15/23	213
25	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	26
41	Praxair, Inc., 2.650%, 02/05/25	40
150	Union Carbide Corp., 7.500%, 06/01/25	179

		1,010

	Construction Materials — 0.1%
200	CRH America, Inc., 3.875%, 05/18/25 (e)	200

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
95	3.850%, 09/30/23	94
100	5.400%, 03/29/17	105
100	6.500%, 04/01/19	112
	Freeport-McMoRan, Inc.,
128	2.150%, 03/01/17	121
107	3.875%, 03/15/23	72
27	Nucor Corp., 4.000%, 08/01/23	27
27	Rio Tinto Finance USA Ltd., (Australia), 3.500%, 11/02/20	28
58	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	57

		616

	Total Materials	1,826

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.8%
	AT&T, Inc.,
85	2.450%, 06/30/20	84
490	3.000%, 06/30/22	485
28	3.400%, 05/15/25	27
50	3.875%, 08/15/21	52
50	4.450%, 05/15/21	54
180	5.500%, 02/01/18	194
350	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	419
14	BellSouth Telecommunications LLC, 6.300%, 12/15/15	14
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	109
	GTP Acquisition Partners I LLC,
174	2.350%, 06/15/20 (e)	170
202	3.482%, 06/16/25 (e)	199
27	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	27
61	Orange S.A., (France), 2.750%, 09/14/16	62
148	Qwest Corp., 6.750%, 12/01/21	155
31	Telefonica Emisiones S.A.U., (Spain), 5.134%, 04/27/20	34
	Verizon Communications, Inc.,
115	2.625%, 02/21/20	116
179	3.000%, 11/01/21	179
295	3.500%, 11/01/24	296
156	4.150%, 03/15/24	164
353	4.500%, 09/15/20	383
222	5.150%, 09/15/23	248
200	6.400%, 09/15/33	233

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
176	Verizon New England, Inc., 7.875%, 11/15/29	219

		3,923

	Wireless Telecommunication Services — 0.1%
160	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	166
	Vodafone Group plc, (United Kingdom),
100	1.500%, 02/19/18	100
100	1.625%, 03/20/17	100

		366

	Total Telecommunication Services	4,289

	Utilities — 1.2%
	Electric Utilities — 0.8%
27	American Electric Power Co., Inc., 1.650%, 12/15/17	27
27	Arizona Public Service Co., 2.200%, 01/15/20	27
43	Baltimore Gas & Electric Co., 2.800%, 08/15/22	42
50	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	55
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	33
20	DTE Electric Co., 2.650%, 06/15/22	20
285	Duke Energy Corp., 3.550%, 09/15/21	294
60	Duke Energy Indiana, Inc., 3.750%, 07/15/20	64
	Duke Energy Progress LLC,
40	2.800%, 05/15/22	40
106	3.250%, 08/15/25	108
150	5.300%, 01/15/19	166
60	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	60
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	109
400	Florida Power & Light Co., 3.125%, 12/01/25	402
	Indiana Michigan Power Co.,
135	7.000%, 03/15/19	154
100	Series J, 3.200%, 03/15/23	99
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	28
47	Kansas City Power & Light Co., 3.150%, 03/15/23	46
60	Nevada Power Co., 7.125%, 03/15/19	69
	NextEra Energy Capital Holdings, Inc.,
27	2.400%, 09/15/19	27
113	7.875%, 12/15/15	113
	Niagara Mohawk Power Corp.,
28	3.508%, 10/01/24 (e)	28
40	4.881%, 08/15/19 (e)	43
25	Ohio Power Co., 6.050%, 05/01/18	27
50	Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	56
	Pacific Gas & Electric Co.,
68	2.450%, 08/15/22	66
50	3.250%, 06/15/23	51
125	5.625%, 11/30/17	134
	PacifiCorp,
140	3.600%, 04/01/24	145
100	3.850%, 06/15/21	106
60	5.650%, 07/15/18	66
75	PECO Energy Co., 5.350%, 03/01/18	81
51	Public Service Co. of Colorado, 3.200%, 11/15/20	53
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	79
375	Public Service Electric & Gas Co., 3.000%, 05/15/25	373
	Southern California Edison Co.,
54	1.845%, 02/01/22	54
212	Series C, 3.500%, 10/01/23	221
45	Southern Co. (The), 1.950%, 09/01/16	45
30	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	36
	Virginia Electric & Power Co.,
21	3.450%, 02/15/24	21
100	5.400%, 04/30/18	109
100	Wisconsin Electric Power Co., 6.250%, 12/01/15	100
27	Xcel Energy, Inc., 0.750%, 05/09/16	27

		3,904

	Gas Utilities — 0.0% (g)
30	Atmos Energy Corp., 8.500%, 03/15/19	35
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	54

		89

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
45	2.950%, 01/15/20	45
72	4.000%, 10/01/20	74
37	PSEG Power LLC, 4.300%, 11/15/23	37

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — continued
317	Southern Power Co., 4.150%, 12/01/25	319

		475

	Multi-Utilities — 0.2%
	AGL Capital Corp.,
94	3.500%, 09/15/21	96
100	6.375%, 07/15/16	103
50	Consumers Energy Co., 5.650%, 04/15/20	57
79	DTE Energy Co., 3.300%, 06/15/22 (e)	80
200	NiSource Finance Corp., 3.850%, 02/15/23	205
	Sempra Energy,
48	4.050%, 12/01/23	50
150	9.800%, 02/15/19	183
87	WEC Energy Group, Inc., 3.550%, 06/15/25	88

		862

	Water Utilities — 0.1%
122	American Water Capital Corp., 3.400%, 03/01/25	125

	Total Utilities	5,455

	Total Corporate Bonds (Cost $83,018)	84,881

	Foreign Government Securities — 0.9%
	Israel Government AID Bond, (Israel),
1,000	Zero Coupon, 02/15/24	797
500	Series 6-Z, Zero Coupon, 02/15/22	431
1,000	Series 7-Z, Zero Coupon, 08/15/25	749
1,000	Series 8-Z, Zero Coupon, 08/15/24	777
1,000	Series 8-Z, Zero Coupon, 02/15/25	766
92	Republic of Poland, (Poland), 4.000%, 01/22/24	97
200	Republic of Turkey, (Turkey), 5.750%, 03/22/24	213
	United Mexican States, (Mexico),
244	3.500%, 01/21/21	249
250	3.600%, 01/30/25	247
116	4.000%, 10/02/23	118

	Total Foreign Government Securities (Cost $4,421)	4,444

	Mortgage Pass-Through Securities — 8.1%
	Federal Home Loan Mortgage Corp.,
85	ARM, 2.102%, 01/01/37	89
193	ARM, 2.135%, 08/01/36	203
26	ARM, 2.309%, 01/01/27	27
174	ARM, 2.365%, 03/01/37	184
12	ARM, 2.375%, 07/01/26	12
215	ARM, 2.497%, 12/01/34	230
105	ARM, 2.519%, 09/01/36	112
58	ARM, 2.524%, 11/01/36	62
122	ARM, 2.542%, 09/01/36	131
225	ARM, 2.598%, 06/01/36	239
143	ARM, 2.674%, 04/01/38	153
91	ARM, 2.828%, 02/01/37	97
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
54	4.000%, 06/01/19	56
11	4.500%, 10/01/18	12
2	5.500%, 06/01/17	2
6	6.000%, 10/01/17 – 04/01/18	7
81	6.500%, 01/01/17 – 03/01/22	84
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
6	6.000%, 12/01/22	7
21	6.500%, 08/01/26	24
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
51	6.000%, 01/01/34	59
51	7.000%, 04/01/26 – 02/01/37	58
5	7.500%, 08/01/25	5
5	8.000%, 07/01/20 – 11/01/24	6
14	8.500%, 07/01/28	17
187	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	207
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,344	3.500%, 05/01/33 – 05/01/43	2,437
405	4.000%, 06/01/42	432
74	6.000%, 02/01/33	80
	Federal National Mortgage Association,
49	ARM, 1.846%, 02/01/37	52
122	ARM, 1.928%, 01/01/35	127
183	ARM, 1.967%, 02/01/35	191
1	ARM, 1.979%, 03/01/19	1
182	ARM, 1.991%, 01/01/35	194
141	ARM, 2.029%, 09/01/35	147
78	ARM, 2.135%, 08/01/35	82
77	ARM, 2.197%, 02/01/35	82
192	ARM, 2.324%, 09/01/34	203
102	ARM, 2.325%, 09/01/36	109
138	ARM, 2.377%, 09/01/35	148
80	ARM, 2.384%, 11/01/33	85
127	ARM, 2.405%, 08/01/34	135
188	ARM, 2.429%, 02/01/37	199

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
94	ARM, 2.454%, 04/01/35	100
107	ARM, 2.479%, 04/01/33	113
66	ARM, 2.494%, 08/01/36	71
9	ARM, 2.559%, 09/01/27	9
110	ARM, 2.565%, 07/01/46	118
–(h)	ARM, 2.625%, 08/01/19	—	(h)
117	ARM, 2.634%, 10/01/34	125
147	ARM, 2.685%, 09/01/33	157
198	ARM, 2.920%, 02/01/36	211
6	ARM, 3.739%, 03/01/29	6
	Federal National Mortgage Association, 15 Year, Single Family,
27	4.000%, 05/01/19	28
130	4.500%, 05/01/18 – 05/01/19	135
172	5.000%, 06/01/18 – 04/01/19	179
100	5.500%, 01/01/20 – 06/01/20	104
189	6.000%, 03/01/21 – 01/01/24	206
22	6.500%, 03/01/17 – 08/01/20	23
70	Federal National Mortgage Association, 20 Year, Single Family, 6.500%, 05/01/22	81
	Federal National Mortgage Association, 30 Year, FHA/VA,
12	6.000%, 09/01/33	14
20	6.500%, 03/01/29	22
4	8.500%, 02/01/30	4
5	9.000%, 09/01/19 – 12/01/30	5
3	9.500%, 12/01/18	3
	Federal National Mortgage Association, 30 Year, Single Family,
51	4.500%, 08/01/33	55
803	5.000%, 07/01/33 – 08/01/40	896
82	5.500%, 12/01/33	94
384	6.000%, 12/01/32 – 09/01/37	439
33	6.500%, 08/01/31	38
5	7.000%, 09/01/27 – 08/01/32	6
8	7.500%, 11/01/22 – 10/01/24	9
312	8.000%, 03/01/21 – 11/01/32	386
5	8.500%, 07/01/24 – 05/01/25	5
–(h)	9.000%, 04/01/26	—	(h)
2	10.000%, 02/01/24	2
	Federal National Mortgage Association, Other,
500	VAR, 0.663%, 12/01/23	503
475	1.940%, 01/01/17	474
983	2.220%, 12/01/22	975
492	2.240%, 12/01/22	489
652	2.395%, 01/01/22	656
971	2.480%, 06/01/19	997
1,000	2.760%, 05/01/21	1,035
1,933	2.764%, 06/01/23	1,955
1,000	2.790%, 05/01/27	982
1,000	3.030%, 04/01/27	1,003
1,500	3.100%, 09/01/25	1,529
1,000	3.110%, 12/01/24	1,024
1,000	3.240%, 12/01/26	1,045
1,000	3.290%, 08/01/26	1,027
500	3.340%, 02/01/27	517
1,000	3.380%, 12/01/23	1,049
1,000	3.540%, 10/01/20	1,061
2,295	3.590%, 12/01/20	2,440
1,493	3.760%, 10/01/23 – 11/01/23	1,600
790	4.000%, 07/01/42	845
1,022	4.160%, 03/01/21	1,112
338	4.263%, 06/01/21	368
772	4.300%, 04/01/21	847
1,907	4.380%, 01/01/21 – 04/01/21	2,095
487	4.390%, 05/01/21	536
63	5.500%, 04/01/38	68
89	6.000%, 03/01/37	99
	Government National Mortgage Association II, 30 Year, Single Family,
221	6.000%, 03/20/28 – 09/20/38	249
10	7.500%, 02/20/28 – 09/20/28	11
26	8.000%, 12/20/25 – 08/20/28	30
16	8.500%, 03/20/25 – 05/20/25	18
3	Government National Mortgage Association, 15 Year, Single Family, 6.000%, 10/15/17	3
	Government National Mortgage Association, 30 Year, Single Family,
268	6.000%, 11/15/28 – 12/15/38	308
234	6.500%, 01/15/24 – 12/15/35	271
220	7.000%, 08/15/23 – 06/15/35	254
20	7.500%, 11/15/22 – 09/15/28	22
3	8.000%, 07/15/22 – 08/15/28	3
1	8.500%, 11/15/17	1
5	9.000%, 08/15/16 – 11/15/24	5
72	9.500%, 09/15/18 – 12/15/25	79
584	Government National Mortgage Association, Other, 3.500%, 11/20/33	614

	Total Mortgage Pass-Through Securities (Cost $37,407)	38,630

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Supranational — 0.0% (g)
150	African Development Bank, 8.800%, 09/01/19 (Cost $180)	184

	U.S. Government Agency Securities — 1.6%
	Federal National Mortgage Association,
1,000	3.900%, 06/01/17 (n)	987
800	5.000%, 05/11/17	847
	Financing Corp. STRIPS,
1,440	1.557%, 05/11/18 (n)	1,393
584	3.416%, 09/26/19 (n)	545
500	3.547%, 04/05/19 (n)	474
	Residual Funding Corp. STRIPS,
250	1.543%, 10/15/19 (n)	234
1,950	1.846%, 07/15/20 (n)	1,782
1,000	Tennessee Valley Authority, 5.500%, 07/18/17	1,074
333	Tennessee Valley Authority STRIPS, 4.254%, 05/01/19 (n)	318

	Total U.S. Government Agency Securities (Cost $7,510)	7,654

U.S. Treasury Obligations — 34.4%
	U.S. Treasury Bonds,
1,225	7.500%, 11/15/16	1,304
250	8.750%, 08/15/20	330
	U.S. Treasury Coupon STRIPS,
370	0.967%, 05/15/18 (n)	360
2,650	1.636%, 11/15/19 (n)	2,488
2,200	1.882%, 02/15/18 (n)	2,149
5,515	1.986%, 05/15/21 (n)	4,965
3,825	2.015%, 08/15/23 (n)	3,226
200	2.071%, 05/15/24 (n)	165
2,985	2.144%, 02/15/20 (n)	2,787
2,150	2.154%, 11/15/23 (n)	1,799
200	2.185%, 05/15/26 (n)	154
3,000	2.265%, 02/15/24 (n)	2,491
12,925	2.266%, 05/15/22 (n)	11,298
10	2.312%, 05/15/28 (n)	7
3,275	2.321%, 02/15/21 (n)	2,969
4,446	2.344%, 08/15/17 (n)	4,381
300	2.459%, 02/15/27 (n)	225
750	2.463%, 05/15/23 (n)	637
8,275	2.508%, 08/15/21 (n)	7,403
2,400	2.541%, 02/15/22 (n)	2,114
1,300	2.591%, 11/15/22 (n)	1,121
1,495	2.650%, 05/15/19 (n)	1,424
200	2.669%, 05/15/25 (n)	159
5,495	2.682%, 02/15/23 (n)	4,708
3,577	2.704%, 08/15/16 (n)	3,562
53	2.774%, 02/15/28 (n)	38
4,350	2.799%, 08/15/19 (n)	4,114
1,000	2.817%, 08/15/22 (n)	867
200	2.914%, 08/15/28 (n)	143
1,224	3.019%, 02/15/17 (n)	1,212
47	3.158%, 08/15/26 (n)	36
14,550	3.199%, 08/15/20 (n)	13,400
10,348	3.201%, 05/15/20 (n)	9,579
300	3.302%, 11/15/26 (n)	227
100	3.454%, 08/15/27 (n)	74
140	3.521%, 11/15/27 (n)	103
1,525	3.587%, 11/15/21 (n)	1,353
2,290	3.983%, 11/15/17 (n)	2,247
400	5.420%, 11/15/16 (n)	397
3,866	6.745%, 02/15/16 (n)	3,865
	U.S. Treasury Inflation Indexed Notes,
617	0.125%, 01/15/22	633
425	1.375%, 01/15/20	489
	U.S. Treasury Notes,
593	0.875%, 01/31/18	591
1,500	1.250%, 10/31/18	1,502
2,500	1.500%, 08/31/18	2,522
320	1.500%, 05/31/19	321
13,850	1.750%, 05/15/23	13,561
2,000	1.875%, 11/30/21	2,000
4,000	2.000%, 10/31/21	4,030
5,000	2.000%, 02/15/25	4,910
700	2.375%, 08/15/24	711
350	2.625%, 08/15/20	365
800	2.625%, 11/15/20	835
1,500	2.750%, 11/30/16	1,530
14,000	2.750%, 02/15/19	14,640
1,000	3.125%, 04/30/17	1,033
850	3.125%, 05/15/21	908
7,900	3.250%, 12/31/16	8,110
1,050	3.500%, 02/15/18	1,106
3,050	3.500%, 05/15/20	3,296
400	4.250%, 11/15/17	426
200	4.500%, 02/15/16	202

	Total U.S. Treasury Obligations (Cost $160,893)	163,602

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 5.3%
	Investment Company — 5.3%
25,009	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $25,009)	25,009

	Total Investments — 99.9% (Cost $466,187)	474,671
	Other Assets in Excess of Liabilities — 0.1%	664

	NET ASSETS — 100.0%	$475,335

Percentages indicated are based on net assets.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2015.
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2015.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(1)	—	The rate shown is the current yield as of November 30, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,892
Aggregate gross unrealized depreciation	(1,408)

Net unrealized appreciation/depreciation	$8,484

Federal income tax cost of investments	$466,187

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$44,929	$14,222	$59,151
Collateralized Mortgage Obligations
Agency CMO	—	69,792	—	69,792
Non-Agency CMO	—	11,001	786	11,787

Total Collateralized Mortgage Obligations	—	80,793	786	81,579

Commercial Mortgage-Backed Securities	—	8,597	940	9,537
Corporate Bonds
Consumer Discretionary	—	4,720	—	4,720
Consumer Staples	—	3,285	—	3,285
Energy	—	8,240	—	8,240
Financials	—	43,970	—	43,970
Health Care	—	3,343	—	3,343
Industrials	—	4,442	—	4,442
Information Technology	—	5,311	—	5,311
Materials	—	1,826	—	1,826
Telecommunication Services	—	4,289	—	4,289
Utilities	—	5,455	—	5,455

Total Corporate Bonds	—	84,881	—	84,881

Foreign Government Securities	—	4,444	—	4,444
Mortgage Pass-Through Securities	—	38,630	—	38,630
Supranational	—	184	—	184
U.S. Government Agency Securities	—	7,654	—	7,654
U.S. Treasury Obligations	—	163,602	—	163,602
Short-Term Investment
Investment Company	25,009	—	—	25,009

Total Investments in Securities	$25,009	$433,714	$15,948	$474,671

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2015
Investments in Securities
Asset-Backed Securities	$9,251	$—	$(69)	$1	$11,337	$(3,904)	$—	$(2,394)	$14,222
Collateralized Mortgage Obligations — Non-Agency CMO	1,117	—	(2)	6	—	(335)	—	—	786
Commercial Mortgage-Backed Securities	892	—	(4)	(41)	353	(260)	—	—	940
Corporate Bonds — Industrials	884	—	—	—	—	—	—	(884)	—

	$12,144	$—	$(75)	$(34)	$11,690	$(4,499)	$—	$(3,278)	$15,948

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2015, which were valued using significant unobservable inputs (Level 3) amounted to approximately $ (68).

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at November 30, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$7,557	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (2.77%)
			Constant Default Rate	0.00% - 50.00% (17.93%)
			Yield (Discount Rate of Cash Flows)	1.88% - 5.00% (3.82%)

Asset-Backed Securities	7,557

	672	Discounted Cash Flow	Constant Prepayment Rate	4.00% - 30.00% (7.19%)
			Constant Default Rate	0.00% - 7.51% (1.94%)
			Yield (Discount Rate of Cash Flows)	1.48% - 39.08% (2.90%)

Collateralized Mortgage Obligations	672

	244	Discounted Cash Flow	Constant Prepayment Rate	0.00 - 100.00% (18.07%)
			Constant Default Rate	0.00%
			Yield (Discount Rate of Cash Flows)	1.16% - 4.82% (3.84%)

Commercial Mortgage-Backed Securities	244

Total	$8,473

#	The table above does not include Level 3 investments that are valued by brokers and pricing services. At Novmeber 30, 2015, the value of these investments was approximately $7,475,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 27, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
January 27, 2016